May 1, 1997

The Penn Mutual Life Insurance Company
Philadelphia, PA


DIVERSIFIER II

--------------------------------------------------------------------------------
               PROFILE OF PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

This profile is a summary of some of the more important points that you should consider and know before purchasing the Contracts. The Contracts are more fully described in the prospectus which accompanies this Profile. Please read the prospectus carefully
--------------------------------------------------------------------------------

1. THE ANNUITY CONTRACTS
-----------------------------------

  The Contracts offered in this prospectus are a combination variable and fixed annuity contract ("Variable/Fixed Contract") and a variable annuity contract ("Variable Contract") between you, the owner, and The Penn Mutual Life Insurance Company. The Contracts provide a means for you to invest in one or more of the available investment funds listed in Section 4, or (for the "Variable/Fixed Contract" only) one or more of the fixed interest accounts guaranteed and funded by The Penn Mutual Life Insurance Company through its general account.

  You determine (1) the amount and frequency of purchase payments, (2) the investment funds, (3) transfers between the investment funds, (4) the type of annuity to be paid after the accumulation period, (5) the beneficiary to whom death benefits are to be paid, and (6) the amount and frequency of withdrawals.

  Purchase payments and investment gains allocated to the variable accounts vary up and down with the investment experience of the underlying investment funds. The investment risk is high or low, depending on the variable account selected. Refer to section 8 to see calendar year performance of the investment funds which will show you the range of historical returns.


2. ANNUITY PAYMENTS
-----------------------------------

  You may choose (1) an annuity for a specified number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) another form of an annuity that we may agree upon. You may select any one of those as a variable annuity, a fixed annuity, or a combination of both.


3. PURCHASE
-----------------------------------

  The Contracts may be purchased by individuals, corporations and other business associations. They may be purchased under retirement plans that qualify for special tax treatment under the Internal Revenue Code (Qualified Plan), or as a Non-Qualified Plan.


                                Variable/Fixed Contract                    Variable Contract

                              Minimum            Minimum              Minimum            Minimum
                              Initial           Subsequent            Initial           Subsequent
                              Payment            Payment              Payment            Payment
                         ----------------------------------------------------------------------------
  Qualified Plan               $250                $50                 $250               $40
  Non-Qualified Plan          $2,500              $300                $1,500             $300


4. INVESTMENT OPTIONS
-----------------------------------

                             Independence Capital
                               Management, Inc.
                              Growth Equity Fund
                              Quality Bond Fund
                               Money Market Fund

                                OpCap Advisors
                               Value Equity Fund
                           Small Capitalization Fund

                        Morgan Stanley Asset Management
                   Emerging Markets Equity (Int'l) Portfolio

                             Fidelity Investments
                          VIP Equity Income Portfolio
                             VIP Growth Portfolio
                        VIP II Asset Manager Portfolio
                          VIP II Index 500 Portfolio

                 American Century Investment Management, Inc.
                       VP Capital Appreciation Portfolio

                              Vontobel USA, Inc.
                           International Equity Fund

                  Neuberger & Berman Management Incorporated

                      AMT Limited Maturity Bond Portfolio
                            AMT Balanced Portfolio
                            AMT Partners Portfolio

                        T. Rowe Price Associates, Inc.
                             Flexibly Managed Fund
                             High Yield Bond Fund

                            ICMI/Robertson Stephens
                             Emerging Growth Fund

5. EXPENSES
-----------------------------------

  Each year Penn Mutual deducts a contract administration charge of the lesser of $30 or 2% of the variable account value. We deduct a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the variable account and a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the variable account. The investment funds underlying the variable accounts also incur expenses, which range from 0.28% to 1.75% of the fund's average daily value.

  A contingent deferred sales charge may be deducted if you make a full or partial withdrawal. For the Variable/Fixed Contract, the deferred sales charge will equal:


----------------------------------------------------------------
          No Purchase Payments After 1st Contract Year
----------------------------------------------------------------
                                      Deferred Sales Charge
    Withdrawal During                  as a Percentage of
      Contract Year                     Amount Withdrawn
----------------------------------------------------------------
            1                                 7.0%
            2                                 6.0%
            3                                 5.0%
            4                                 4.0%
            5                                 3.0%
            6                                 2.0%
            7                                 1.0%
       8 and later                         No Charge
----------------------------------------------------------------

----------------------------------------------------------------
           Purchase Payments After 1st Contract Year
----------------------------------------------------------------
                                      Deferred Sales Charge
    Withdrawal During                  as a Percentage of
      Contract Year                     Amount Withdrawn
----------------------------------------------------------------
           1                                  7.0%
           2                                  6.0%
           3                                  5.0%
           4                                  4.0%
           5                                  3.5%
           6                                  3.0%
           7                                  2.5%
           8                                  2.0%
           9                                  1.5%
          10                                  1.0%
      11 and later                          No Charge

  No deferred sales charge will be made on the portion of the first withdrawal of each contract year that does not exceed 10% of the contract value

  For the Variable Contract, the contingent deferred sales charge will be the lesser of (a) 5% of the purchase payments made for the past seven years or (b) 5% of the amount withdrawn. Under no circumstances will the charge ever exceed 5% of the total purchase payments. No deferred sales charge will be made on the portion of the first withdrawal that does not exceed 10% of the sum of purchase payments made one or more years prior to the withdrawal. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth contract years that does not exceed the following percentages of your contract value:


            Contract Year                   Percentage
              Eighth                            25%
              Ninth                             50%
              Tenth                             75%


The following table is designed to help you understand the charges in your Contract. The column "Total Annual Charges" shows the annual percentage charge for contract administration (which is represented as .05%), insurance charges and investment charges. The next columns show you two examples of the charges, in dollars, you would pay under your Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money at the end of the applicable period. The premium tax is assumed to be 0% in both examples.


--------------------------------------------------------------------------------------------------------------
                                                                            Examples:
                                                                            Total Annual
                                                                            Expenses at the End of:
                                   Total        Total                       (Variable
                                   Annual       Annual         Total         /Fixed    (Variable
                                 Insurance     Portfolio       Annual       Contract    Contract
Fund                              Charges       Charges        Charges       1 Year      1 Year     10 Years
--------------------------------------------------------------------------------------------------------------
Growth Equity                      1.30%         0.80%          2.10%         $86          $68        $246
Value Equity                       1.30          0.78           2.08           86           68         243
Flexibly Managed                   1.30          0.77           2.07           86           68         242
Small Capitalization               1.30          0.99           2.29           88           70         265
Emerging Growth                    1.30          1.15           2.45           90           71         281
International Equity               1.30          1.17           2.47           90           71         283
Quality Bond                       1.30          0.77           2.07           86           68         243
High Yield Bond                    1.30          0.84           2.14           87           68         250
Money Market                       1.30          0.73           2.03           86           67         238
VP Capital Appreciation            1.30          1.00           2.30           86           70         266
AMT Limited Maturity Bond          1.30          0.78           2.08           89           68         243
AMT Balanced                       1.30          1.09           2.39           85           71         275
AMT Partners                       1.30          0.95           2.25           88           69         261
VIP Equity Income                  1.30          0.56           1.86           84           66         222
VIP Growth                         1.30          0.67           1.97           86           67         234
VIP II Asset Manager               1.30          0.73           2.03           86           67         239
VIP II Index 500                   1.30          0.28           1.58           81           63         190
Emerging Markets Equity (Int'l)    1.30          1.75           3.05           95           77         339
--------------------------------------------------------------------------------------------------------------

6. TAXES
-----------------------------------

  Your gains under the Contracts are not taxed until you take them out. If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

7. WITHDRAWALS
-----------------------------------

  You may withdraw all or part of your money at any time during the accumulation phase. Once in each contract year on or after the last day of the first contract year you may withdraw up to 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. A premature withdrawal charge may be deducted from the money earned on the fixed interest accounts if you take the money prior to maturity of your fixed interest account.

8. PERFORMANCE
-----------------------------------

  The value of the Contract will fluctuate depending upon the investment performance of the fund(s) you choose. The following chart shows total returns for each fund for the time periods shown. These numbers reflect the insurance company charges and the investment charges of the fund, but do not reflect any withdrawal charges, which would reduce the performance if they were applied. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------------------------------------------------------
                                                                           Calendar Year
Fund                                   1996     1995     1994     1993     1992     1991     1990     1989     1988     1987
--------------------------------------------------------------------------------------------------------------------------------
Independence Capital
  Growth Equity                       18.08%   24.68%   -9.42%   10.85%    4.46%   33.02%  -12.30%   29.60%   11.21%    3.90%
  Quality Bond                         2.67    18.46    -6.63    10.09     5.06    14.15     6.62    11.28     6.13      n/a
OpCap Advisors
  Value Equity                        23.40    35.55     1.48     5.57    13.24    26.08    -9.30    11.44    27.87      n/a
  Small Capitalization                18.06     n/a      n/a      n/a      n/a      n/a      n/a      n/a      n/a       n/a
T. Rowe Price
  Flexibly Managed                    14.68    20.57     2.67    20.57    14.68    20.08    -2.16    19.50    17.29    21.93
  High Yield Bond                     12.27    14.78    -8.64    18.09    14.16    35.17   -10.03    -1.92    16.35    -2.19
ICMI/Robertson Stephens
  Emerging Growth                      n/a      n/a      n/a      n/a      n/a      n/a      n/a      n/a      n/a      n/a
Vontobel
  International Equity                15.20    12.21    -7.63    36.19     n/a      n/a      n/a      n/a      n/a      n/a
American Century
  VP Capital Appreciation             -5.68    29.26    -2.57     8.77    -2.74    40.09    -2.53    27.19    -3.54     n/a
Neuberger & Berman
  AMT Limited Maturity Bond            2.84     9.38    -1.56     5.12    -3.69     9.96     6.98     9.39     5.83     1.61
  AMT Balanced                         5.38    22.03    -4.72     4.55     6.53    21.14     0.67     n/a      n/a      n/a
  AMT Partners                        28.45    35.30     n/a      n/a      n/a      n/a      n/a      n/a      n/a      n/a
Fidelity Investments
  VIP Equity Income                   12.64    32.36     4.96    16.63    15.24    29.80   -16.35    15.88    21.17    -2.37
  VIP Growth                          13.05    33.47    -1.43    17.69     7.78    43.69   -12.85    29.87    14.13     2.36
  VIP II Asset Manager                12.99    15.32    -7.42    19.53    10.13    21.03     5.39     n/a      n/a      n/a
  VIP II Index 500                    21.65    36.01     0.17     8.79     n/a      n/a      n/a      n/a      n/a      n/a
Morgan Stanley
  Emerging Markets Equity (Int'l)      n/a      n/a      n/a      n/a      n/a      n/a      n/a      n/a      n/a      n/a
--------------------------------------------------------------------------------------------------------------------------------

9. DEATH BENEFIT
-----------------------------------

  If you die prior to the Annuity Date we will pay the beneficiary the greatest of (1) the sum of all purchase payments, adjusted for withdrawals and contract transfers, (2) the Contract Value for the period that proof of death is received or (3) the sum of the Fixed Account Value (if any) on the date of death and the Variable Account Value as of the contract date or, if later, the most recent seven-year contract anniversary occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers.

  If you die after the Annuity Date, the beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in lump sum the present value of the remaining payments.

10. OTHER INFORMATION
-----------------------------------

  Free Look. If you cancel your Contract within 10 days after receiving it
  ----------
  (or whatever period is required in your state), we will send your money back without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment.

  No Probate. In most cases, when you die, the person you choose as your
  -----------
  beneficiary will receive the death benefit without going through probate.

  Systematic Withdrawals. You can arrange to have up to 10% of your contract
  -----------------------
  value automatically sent to you on a modal basis while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive.

  Disability. Under certain circumstances, you will have the ability to
  -----------
  withdraw your money free from the contingent deferred sales charge if you become disabled.

  Dollar Cost Averaging. You can arrange to have a regular amount of money
  ----------------------
  automatically invested in the investment funds monthly or quarterly.

  Automatic Asset Rebalancing. You can elect to have your investments
  ----------------------------
  automatically rebalanced on a quarterly basis to maintain a specified percentage allocation among your selected investment funds, which will not include the fixed interset account.

11. INQUIRIES
-----------------------------------

If you need more information, please contact us at:

The Penn Mutual Life Insurance Company
Customer Service Group
Philadelphia, PA  19172
1-800-523-0650

                                  PROSPECTUSES

                                  Penn Mutual Variable Annuity Account III
                                  May 1, 1997





                    DIVERSIFIER II
                     A Flexible Premium Variable And Fixed Annuity



                                  Penn Series Funds, Inc.
                                  May 1, 1997

                                  Investment Advisers
                                  T. Rowe Price Associates, Inc.
                                  OpCap Advisors
                                  Independence Capital Management, Inc.
                                  Vontobel USA, Inc.
                                  Robertson Stephens Investment Management, Inc.

                                  American Century Variable Portfolios, Inc.
                                  May 1, 1997

                                  Investment Adviser:
                                  American Century Investment Management, Inc.

                                  Neuberger & Berman
                                  Advisers Management Trust
                                  May 1, 1997

                                  Investment Adviser
                                  Neuberger & Berman Management Incorporated

                                  Fidelity Investments'
                                  Variable Insurance Products Fund
                                  Variable Insurance Products Fund II
                                  April 30, 1997

                                  Investment Adviser:
                                  Fidelity Management & Research Company

                                  Morgan Stanley Universal Funds, Inc.
                                  May 1, 1997

                                  Investment Adviser:
                                  Morgan Stanley Asset Management

[LOGO OF PENN MUTUAL APPEARS HERE]


                                Investment Choices,
                                    Retirement Opportunities

           No offering is made hereby in any jurisdiction in which
                   such offering may not lawfully be made.
            No person is authorized to make any representations in
                connection with this offering other than those
                representations contained in the Prospectuses.

PROSPECTUS -- MAY 1, 1997
INDIVIDUAL ANNUITY CONTRACTS WITH VARIABLE BENEFIT PROVISIONS--FLEXIBLE
PURCHASE PAYMENTS
--------------------------------------------------------------------------------
DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PA 19172 . TELEPHONE (215) 956-8000
--------------------------------------------------------------------------------
This prospectus describes two forms of annuity contracts -- a combination variable and fixed annuity contract and a variable annuity contract. The contracts provide for accumulation of values and for the payment of annuities. Through Penn Mutual Variable Annuity Account III (referred to herein as the "Separate Account"), purchase payments and annuity payment reserves may be invested under the contracts in one or more of the following Funds:
                                    MANAGERS
                                    Independence Capital Management, Inc. (a
PENN SERIES FUNDS, INC.              subsidiary of Penn Mutual)
  Growth Equity Fund
  Value Equity Fund                 OpCap Advisors
  Small Capitalization Fund         OpCap Advisors
  Emerging Growth Fund              Independence Capital Management, Inc./
                                    Robertson Stephens Investment Management
                                    Inc.
                                    T. Rowe Price Associates, Inc.
  Flexibly Managed Fund
                                    Vontobel USA Inc. (a subsidiary of
  International Equity Fund          Vontobel Holding Ltd.)
                                    Independence Capital Management, Inc.
                                    T. Rowe Price Associates, Inc.
  Quality Bond Fund
  High Yield Bond Fund              Independence Capital Management, Inc.
  Money Market Fund
--------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  Capital Appreciation Portfolio    American Century Investment Management,
                                     Inc.
--------------------------------------------------------------------------------
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond Portfolio   Neuberger & Berman Management Incorporated
  Balanced Portfolio                Neuberger & Berman Management Incorporated
  Partners Portfolio                Neuberger & Berman Management Incorporated
--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND
  Growth Portfolio                  Fidelity Management and Research Company
                                    Fidelity Management and Research Company
  Equity Income Portfolio
--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio           Fidelity Management and Research Company
  Index 500 Portfolio               Fidelity Management and Research Company
--------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                    Morgan Stanley Asset Management Inc.
  Emerging Markets Equity (International) Portfolio
--------------------------------------------------------------------------------
  Contract values and annuity payments based upon investment in one or more of the investment funds vary in accordance with the investment experience of the selected Funds.
  Under the combination variable and fixed annuity contract, purchasers may al-locate their contract value to fixed interest accounts funded through Penn Mutual's general account, as well as to one or more of the Funds.
  The variable annuity contract is offered only to owners of a companion fixed annuity contract issued by Penn Mutual.
  Under some circumstances, early withdrawals from the combination variable and fixed annuity contract may be subject to a contingent deferred sales charge ranging from 7% on withdrawals made in the first contract year to 1% on with-drawals made in the tenth contract year and early withdrawals from the variable annuity contract may be subject to a 5% contingent deferred sales charge. In addition, early withdrawals from both contracts may be subject to a 10% addi-tional income tax.
  The combination variable and fixed annuity contract may be returned within ten days of receipt for a full refund of the variable account value and a full refund of purchase payments credited to the fixed interest accounts. The vari-able annuity contract may be returned within ten days of receipt for a full re-fund of the contract value. Longer free look periods and full refund of pur-chase payments are required for contracts sold in some states.
  This prospectus sets forth concisely the information a prospective investor should know before investing. It should be retained for future reference.
  A statement of additional information dated the same as this prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available, at no charge, by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call, toll free, 1-800-523-0650. The table of contents of the statement of additional information is at the end of this prospectus.
THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR EACH APPLICABLE FUND.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
PROSPECTUS CONTENTS

--------------------------------------------------------------------------------
SPECIAL TERMS...............................................................   3
--------------------------------------------------------------------------------
EXPENSES....................................................................   4
--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION.............................................   8
--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY......................................  13
  The Separate Account......................................................  13
  Penn Series Funds, Inc....................................................  13
  American Century Variable Portfolios, Inc.................................  14
  Neuberger & Berman Advisers Management Trust..............................  14
  Fidelity Investments' Variable Insurance Products Fund....................  14
  Fidelity Investments' Variable Insurance Products Fund II.................  15
  Morgan Stanley Universal Funds, Inc. .....................................  15
--------------------------------------------------------------------------------
THE CONTRACTS...............................................................  15
  Purchases.................................................................  16
  Accumulation Units........................................................  16
  Annuity Payments..........................................................  16
  Payment on Death..........................................................  17
  Transfers.................................................................  18
  Withdrawals...............................................................  18
  Deferment of Payments and Transfers.......................................  19
  Deductions and Expenses...................................................  19
--------------------------------------------------------------------------------
THE FIXED INTEREST OPTIONS..................................................  21
--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS...........................................  22
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS................................  24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meaning:
  ACCUMULATION UNIT: With respect to the Variable/Fixed Contract, a unit of measure used to compute the Variable Account Value prior to the Annuity Date; with respect to the Variable Contract, a unit of measure used to compute the Contract Value prior to the Annuity Date.
  ANNUITANT: The person during whose life annuity payments are made.
  ANNUITY DATE: The date on which annuity payments start.
  CONTRACT: The combination variable and fixed annuity contract or the variable annuity contract described in this prospectus.
  CONTRACT OWNER: The person specified in the Contract as the contract owner. CONTRACT VALUE: With respect to the Variable/Fixed Contract, the sum of the Variable Account Value and the Fixed Account Value; with respect to the Variable Contract, the value of amounts held under the Contract in all subaccounts of the Separate Account.
  FIXED ACCOUNT VALUE: The value of amounts held under the Variable/Fixed Contract in all fixed interest options.
  SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered as a unit investment trust under The Investment Company Act of 1940.
  VARIABLE ACCOUNT VALUE: The value of amounts held under the Variable/ Fixed Contract in all subaccounts of the Separate Account.
  VARIABLE CONTRACT: The variable annuity contract described in this prospectus.
  VARIABLE/FIXED CONTRACT: The combination variable and fixed annuity contract described in this prospectus.
  WE: A reference to "we" or "us" denotes The Penn Mutual Life Insurance
  Company.

-------------------------------------------------------------------------------
EXPENSES

------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments...............................  None
Maximum Contingent Deferred Sales Load
 Variable/Fixed Contract..............................................    7%*
 Variable Contract....................................................    5%**
Exchange Fee..........................................................  None
MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE.........................   $30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT
 VALUE)
Mortality and Expense Risk Charge..................................... 1.25%
Account Fees and Expenses.............................................  None
                                                                       -----
Total Separate Account Annual Expenses................................ 1.25%

-------
* As a percentage of the amount withdrawn, provided the charge will never be more than 8 1/2% of the total of all purchase payments credited to the Sep-arate Account. After the first contract year, the charge will not be made on the first withdrawal in a contract year to the extent the withdrawal does not exceed 10% of the contract value. See "Deductions and Expenses" in this prospectus for information on the decline in the percentage charge over time and other limitations on the charge.
** As a percentage of the sum of all purchase payments made within seven years of withdrawal or as a percentage of the amount withdrawn, whichever is less. The charge will not be made on that portion of the first withdrawal in a contract year that does not exceed 10% of purchase payments made one year or more prior to the withdrawal. See "Deductions and Expenses" in this prospectus for information on the decline in the percentage charge over time and other limitations on the charge.

-------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.**
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                         MANAGEMENT  ADMINISTRATIVE                      TOTAL
                         FEES (AFTER AND CORPORATE  ACCOUNTING  OTHER     FUND
                           WAIVER)   SERVICES FEES     FEES    EXPENSES EXPENSES
                         ----------- -------------- ---------- -------- --------
Growth Equity...........    0.50%        0.15%        0.08%     0.07%    0.80%
Value Equity............    0.50%        0.15%        0.07%     0.06%    0.78%
Small Capitalization....    0.50%        0.15%        0.27%     0.07%    0.99%
Emerging Growth.........    0.80%        0.15%        0.07%     0.13%    1.15%
Flexibly Managed........    0.50%        0.15%        0.06%     0.06%    0.77%
International Equity....    0.75%        0.15%        0.09%     0.18%    1.17%
Quality Bond............    0.45%        0.15%        0.08%     0.09%    0.77%
High Yield Bond.........    0.50%        0.15%        0.08%     0.11%    0.84%
Money Market............    0.40%        0.15%        0.08%     0.10%    0.73%

-------
** The expenses presented are for the last fiscal year, except expenses for the Emerging Growth Fund, a new Fund, are estimated. In the absence of vol-untary fee waivers by the investment adviser, the total expenses of the Growth Equity and Quality Bond Funds would have been 0.81% and 0.78% re-spectively. In the absence of voluntary fee waivers by the investment ad-viser and administrator of the Fund, the total expenses of the Money Market and the Small Capitalization Funds would have been 0.74% and 1.06%, respec-tively.

-------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                       MANAGEMENT             OTHER   TOTAL FUND
                                          FEES    12B-1 FEES EXPENSES  EXPENSES
                                       ---------- ---------- -------- ----------
Capital Appreciation..................    1.00%      None      None      1.00%

-------------------------------------------------------------------------------
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST***
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                               MANAGEMENT,
                                               ADVISORY AND
                                              ADMINISTRATION  OTHER   TOTAL FUND
                                                   FEES      EXPENSES  EXPENSES
                                              -------------- -------- ----------
Limited Maturity Bond........................      0.65%       0.13%     0.78%
Balanced.....................................      0.85%       0.24%     1.09%
Partners Fund................................      0.84%       0.11%     0.95%

-------
*** Neuberger & Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. Expenses in the table reflect expenses of the Portfolios and include each Portfolio's pro rata portion of the operating expenses of each Portfolio's corresponding Series. The Portfolios pay Neuberger & Berman Management Inc. ("NBMI") an administration fee based on the Portfolio's net asset value. Each Portfolio's corresponding Series pays NBMI a management fee based on the Series' average daily net assets. Accordingly, this table combines management fees at the Series level and administration fees at the Portfolio level in a unified fee rate. Total Annual Expenses for each portfolio have been restated based upon current administration fees for the Portfolio and management fees for its corresponding Series. See "Ex-penses" in the Trust's Prospectus.

-------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND++
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                                  MANAGEMENT  OTHER   TOTAL FUND
                                                     FEES    EXPENSES  EXPENSES
                                                  ---------- -------- ----------
Equity-Income....................................    0.51%     0.05%     0.56%
Growth...........................................    0.61%     0.06%     0.67%

-------
++ The expenses presented are for the last fiscal year. A portion of the bro-kerage commissions the fund paid was used to reduce its expenses. Without this reduction, total expenses would have been 0.58% for the Equity Income Portfolio and 0.69% for the Growth Portfolio.

-------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                                  MANAGEMENT  OTHER   TOTAL FUND
                                                     FEES    EXPENSES  EXPENSES
                                                  ---------- -------- ----------
++Asset Manager..................................   0.64%      0.09%     0.73%
+++Index 500.....................................   0.13%      0.15%     0.28%

-------
 ++ The expenses presented are for the last fiscal year. A portion of the bro-kerage commissions the fund paid was used to reduce its expenses. Without this reduction, total expenses would have been 0.74% for the Asset Manager Portfolio.
+++ The expenses presented are for the last fiscal year. In the absence of voluntary fee waivers by the investment adviser, total expenses would have been 0.43% for the Index 500 Portfolio.

-------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                                 MANAGEMENT  OTHER   TOTAL FUND
                                                    FEES    EXPENSES  EXPENSES
                                                 ---------- -------- ----------
Emerging Markets Equity (International) Portfo-
 lio............................................    1.25%     0.50%     1.75%

-------------------------------------------------------------------------------
  The purpose of this foregoing table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear directly and indirectly. The table shows Contract expenses and underlying Fund expenses. See the accompanying prospectuses of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc. for information on expenses.
  Premium taxes may be applicable. See Deductions and Expenses in this prospectus.

--------------------------------------------------------------------------------
EXAMPLE

  If you own a Variable/Fixed Contract, make purchase payments only during the first year and surrender your contract at the end of the applicable period, you would pay the following expenses on each $1,000 invested, assuming 5% annual return on assets:

                                                         ONE  THREE FIVE   TEN
                                                         YEAR YEARS YEARS YEARS
                                                         ---- ----- ----- -----
Penn Series Money Market Fund........................... $86  $113  $142  $238
Penn Series Quality Bond Fund........................... $86  $115  $144  $243
Penn Series High Yield Bond Fund........................ $87  $117  $147  $250
Penn Series Growth Equity Fund.......................... $86  $115  $145  $246
Penn Series Value Equity Fund........................... $86  $115  $144  $243
Penn Series Flexibly Managed Fund....................... $86  $115  $144  $242
Penn Series International Equity Fund................... $90  $126  $163  $283
Penn Series Small Capitalization Fund................... $88  $121  $155  $265
Penn Series Emerging Growth Fund........................ $90  $126  $162  $281
Capital Appreciation Portfolio.......................... $86  $115  $144  $243
Neuberger & Berman Limited Maturity Bond Portfolio...... $89  $124  $159  $275
Neuberger & Berman Balanced Portfolio................... $85  $112  $140  $234
Neuberger & Berman Partners Portfolio................... $88  $120  $153  $261
Fidelity's Growth Portfolio............................. $85  $112  $140  $234
Fidelity's Equity Income Portfolio...................... $84  $109  $134  $222
Fidelity's Asset Manager Portfolio...................... $86  $114  $142  $239
Fidelity's Index 500.................................... $81  $100  $119  $190
Morgan Stanley Emerging Markets Equity (International)
 Portfolio.............................................. $95  $143  $191  $339
-------------------------------------------------------------------------------

EXAMPLE

  If you own a Variable/Fixed Contract, make purchase payments in any contract year after the first and surrender your contract at the end of the applicable period, you would pay the following expenses on each $1,000 invested on the date the Contract was purchased, assuming 5% annual return on assets:

                                                         ONE  THREE FIVE   TEN
                                                         YEAR YEARS YEARS YEARS
                                                         ---- ----- ----- -----
Penn Series Money Market Fund........................... $86  $113  $147  $250
Penn Series Quality Bond Fund........................... $86  $115  $149  $255
Penn Series High Yield Bond Fund........................ $87  $117  $152  $262
Penn Series Growth Equity Fund.......................... $86  $115  $150  $258
Penn Series Value Equity Fund........................... $86  $115  $149  $255
Penn Series Flexibly Managed Fund....................... $86  $115  $149  $254
Penn Series International Equity Fund................... $90  $126  $168  $295
Penn Series Small Capitalization Fund................... $88  $121  $160  $277
Penn Series Emerging Growth Fund........................ $90  $126  $167  $293
Capital Appreciation Portfolio.......................... $86  $115  $149  $255
Neuberger & Berman Limited Maturity Bond Portfolio...... $89  $124  $165  $287
Neuberger & Berman Balanced Portfolio................... $85  $112  $145  $246
Neuberger & Berman Partners Portfolio................... $88  $120  $158  $273
Fidelity's Growth Portfolio............................. $86  $114  $147  $251
Fidelity's Equity Income Portfolio...................... $84  $109  $139  $235
Fidelity's Asset Manager Portfolio...................... $86  $114  $147  $251
Fidelity's Index 500.................................... $81  $100  $124  $202
Morgan Stanley Emerging Markets Equity (International)
 Portfolio.............................................. $95  $143  $196  $350

--------------------------------------------------------------------------------
EXAMPLE

  If you own a Variable Contract and surrender your contract at the end of the applicable period, you would pay the following expenses on each $1,000 invest-ed, assuming 5% annual return on assets:

                                                         ONE  THREE FIVE   TEN
                                                         YEAR YEARS YEARS YEARS
                                                         ---- ----- ----- -----
Penn Series Money Market Fund........................... $67  $114  $160  $238
Penn Series Quality Bond Fund........................... $68  $115  $163  $243
Penn Series High Yield Bond Fund........................ $68  $117  $166  $250
Penn Series Growth Equity Fund.......................... $68  $116  $164  $246
Penn Series Value Equity Fund........................... $68  $115  $163  $243
Penn Series Flexibly Managed Fund....................... $68  $115  $162  $242
Penn Series International Equity Fund................... $71  $127  $183  $283
Penn Series Small Capitalization Fund................... $70  $121  $174  $265
Penn Series Emerging Growth Fund........................ $71  $126  $182  $281
Capital Appreciation Portfolio.......................... $70  $122  $174  $266
Neuberger & Berman Limited Maturity Bond Portfolio...... $68  $115  $163  $243
Neuberger & Berman Balanced Portfolio................... $71  $124  $179  $275
Neuberger & Berman Partners Portfolio................... $69  $120  $172  $261
Fidelity's Growth Portfolio............................. $67  $113  $158  $234
Fidelity's Equity Income Portfolio...................... $66  $110  $153  $222
Fidelity's Asset Manager Portfolio...................... $67  $114  $161  $239
Fidelity's Index 500.................................... $63  $100  $137  $190
Morgan Stanley Emerging Markets Equity (International)
 Portfolio.............................................. $77  $143  $211  $339

--------------------------------------------------------------------------------
EXAMPLE

  If you own either a Variable/Fixed Contract or a Variable Contract and do not surrender your contract, or you elect an annuity option at the end of the ap-plicable time period, you would pay the following expenses on each $1,000 in-vested, assuming 5% annual return on assets:

                                                         ONE  THREE FIVE   TEN
                                                         YEAR YEARS YEARS YEARS
                                                         ---- ----- ----- -----
Penn Series Money Market Fund........................... $21   $64  $110  $238
Penn Series Quality Bond Fund........................... $21   $66  $113  $243
Penn Series High Yield Bond Fund........................ $22   $68  $116  $250
Penn Series Growth Equity Fund.......................... $22   $66  $114  $246
Penn Series Value Equity Fund........................... $21   $66  $113  $243
Penn Series Flexibly Managed Fund....................... $21   $66  $112  $242
Penn Series International Equity Fund................... $25   $78  $133  $283
Penn Series Small Capitalization Fund................... $23   $72  $124  $265
Penn Series Emerging Growth Fund........................ $25   $77  $132  $281
Capital Appreciation Portfolio.......................... $21   $66  $113  $243
Neuberger & Berman Limited Maturity Bond Portfolio...... $24   $75  $129  $275
Neuberger & Berman Balanced Portfolio................... $20   $63  $108  $234
Neuberger & Berman Partners Portfolio................... $23   $71  $122  $261
Fidelity's Growth Portfolio............................. $21   $65  $111  $239
Fidelity's Equity Income Portfolio...................... $19   $60  $103  $222
Fidelity's Asset Manager Portfolio...................... $21   $65  $111  $239
Fidelity's Index 500.................................... $16   $50  $ 87  $190
Morgan Stanley Emerging Markets Equity (International)
 Portfolio.............................................. $31   $95  $161  $339

  The examples are based upon data for the fiscal year ended December 31, 1996 and assume an average Variable Account Value or Contract Value of approximately $8,200. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES UNDER YOUR CONTRACT; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. The financial data included in the tables should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

                                                          YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
                           1996                1995                1994                1993                1992
-----------------------------------------------------------------------------------------------------------------------
                                 NON-                NON-                NON-                NON-                NON-
                       QUAL      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit
 Value, beginning
 of period........  $   32.596 $ 32.327 $   26.102 $ 25.887 $   28.766 $ 28.528 $   25.906 $ 25.692 $   24.756 $ 24.552

Accumulation Unit
 Value, end of pe-
 riod.............  $   38.550 $ 38.235 $   32.596 $ 32.327 $   26.102 $ 25.887 $   28.766 $ 28.528 $   25.906 $ 25.692

Number of Accumu-
 lation Units out-
 standing, end of
 period...........   1,830,081  620,903  1,991,646  674,290  2,119,836  717,328  2,042,023  685,110  2,004,015  669,679

                                                         YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------
                          1991                1990                1989                1988                1987
----------------------------------------------------------------------------------------------------------------------
                                NON-                NON-                NON-                NON-                NON-
                      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit
 Value, beginning
 of period........ $   18.605 $ 18.451 $   21.204 $ 21.029 $   16.356 $ 16.221 $   14.702 $ 14.581 $   14.145 $ 14.029

Accumulation Unit
 Value, end of
 period........... $   24.756 $ 24.552 $   18.605 $ 18.451 $   21.204 $ 21.029 $   16.356 $ 16.221 $   14.702 $ 14.581

Number of
 Accumulation
 Units
 outstanding, end
 of period........  1,680,322  518,717  1,470,210  439,287  1,284,583  333,486  1,309,408  360,185  1,366,286  306,559

----------------------------------------------------------------------------------------------------------------------

(a) Growth Stock Fund Subaccount prior to November 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES VALUE EQUITY FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                           YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------
                     1996       1995       1994       1993       1992       1991       1990       1989      1988   1987(B)
---------------------------------------------------------------------------------------------------------------------------
Accumulation
 Unit Value
 beginning of
 period.........  $   24.928 $   18.361 $   18.062 $   17.080 $   15.058 $   11.939 $   13.157 $   11.802 $  9.226 $ 10.000
Accumulation
 Unit Value, end
 of period......  $   30.819 $   24.928 $   18.361 $   18.062 $   17.080 $   15.058 $   11.939 $   13.157 $ 11.802 $  9.226
Number of
 Accumulation
 Units
 outstanding,
 end of period..   4,907,784  4,235,839  3,886,404  3,693,652  2,865,294  2,207,661  1,883,581  1,802,897  918,020  349,261
---------------------------------------------------------------------------------------------------------------------------

(a) Equity Income Fund Subaccount prior to November 1, 1992.
(b) For the period March 17, 1987 (date subaccount was established) through De-cember 31, 1987.
--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                            YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
                          1996      1995      1994      1993      1992      1991      1990      1989     1988    1987
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Val-
 ue, beginning of pe-
 riod.................  $  42.865 $  35.496 $  34.514 $  30.179 $  27.893 $  23.215 $  23.712 $  19.832 $16.898 $13.851

Accumulation Unit
 Value, end of period.  $  49.262 $  42.865 $  35.496 $  34.514 $  30.179 $  27.893 $  23.215 $  23.712 $19.832 $16.898

Number of Accumulation
 Units outstanding,
 end of period........  5,711,843 4,946,240 4,198,305 3,143,601 2,327,829 1,664,751 1,237,347 1,129,858 853,647 623,017
-----------------------------------------------------------------------------------------------------------------------

(a) Capital Appreciation Fund Subaccount prior to November 1, 1992.
--------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                          YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                               1996       1995       1994       1993    1992(A)
-------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period....... $   14.434 $   12.843 $   13.880 $   10.175 $10.00
Accumulation Unit Value,
 end of period............. $   16.659 $   14.434 $   12.843 $   13.880 $10.175
Number of Accumulation
 Units outstanding, end of
 period....................  4,012,762  3,388,479  3,556,098  1,847,892  92,386
-------------------------------------------------------------------------------

(a) For the period November 2, 1992 (date subaccount was established) through December 31, 1992.

--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                            YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
                          1996      1995      1994      1993      1992      1991      1990      1989     1988   1987(B)
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Val-
 ue, beginning of pe-
 riod.................  $  18.465 $  15.562 $  16.639 $  15.088 $  14.336 $  12.558 $  11.776 $ 10.580 $  9.968 $10.000
Accumulation Unit
 Value, end of period.  $  18.990 $  18.465 $  15.562 $  16.639 $  15.088 $  14.336 $  12.558 $ 11.776 $ 10.580 $ 9.968
Number of Accumulation
 Units outstanding,
 end of period........  1,664,378 1,869,975 1,890,869 1,953,188 1,337,087 1,229,163 1,075,187  769,467  274,657 130,130
-----------------------------------------------------------------------------------------------------------------------

(a) Fixed Income Fund Subaccount prior to November 1, 1992.
(b) For the period March 17, 1987 (date subaccount was established) through De-cember 31, 1987.
--------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                            YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------
                           1996      1995      1994      1993      1992     1991     1990     1989     1988     1987
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value
 beginning of period.... $  26.033 $  22.644 $  24.742 $  20.918 $ 18.291 $ 13.534 $ 15.035 $ 15.325 $ 13.193 $ 13.461
Accumulation Unit Value
 end of period.......... $  29.276 $  26.033 $  22.644 $  24.742 $ 20.918 $ 18.291 $ 13.534 $ 15.035 $ 15.325 $ 13.193
Number of Accumulation
 Units outstanding, end
 of period.............. 1,185,318 1,194,944 1,264,890 1,257,271  705,414  594,530  613,408  817,147  708,838  469,236

--------------------------------------------------------------------------------
PENN SERIES SMALL CAPITALIZATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                           1996       1995(A)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period........... $    11.171 $    10.000
Accumulation Unit Value, end of period................. $    13.211 $    11.171
Number of Accumulation Units outstanding, end of peri-
 od....................................................     587,385     137,653
-------------------------------------------------------------------------------

(a) For the period May 1, 1995 (date subaccount was established) through Decem-ber 31, 1995.
--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                           YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------
                            1996      1995     1994     1993     1992     1991     1990     1989     1988    1987
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period....  $  18.148 $  17.416 $17.003 $ 16.791 $ 16.491 $ 15.732 $ 14.893 $ 13.844 $ 13.089 $12.482
Accumulation Unit Value,
 end of period..........  $  18.817 $  18.148 $17.416 $ 17.003 $ 16.791 $ 16.491 $ 15.732 $ 14.893 $ 13.844 $13.089
Number of Accumulation
 Units outstanding, end
 of period..............  1,192,388 1,062,385 825,274  658,620  698,584  769,958  965,117  753,052  319,671 242,494

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN CENTURY CAPITAL APPRECIATION PORTFOLIO SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                           1996      1995      1994    1993(B)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of
 period................................. $  14.057 $  10.857 $  11.124 $ 10.000
Accumulation Unit Value, end of period.. $  13.282 $  14.057 $  10.857 $ 11.124
Number of Accumulation Units outstand-
 ing, end of period..................... 2,183,381 2,157,888 1,791,799  716,404

--------------------------------------------------------------------------------
(a)TCI Growth Portfolio Subaccount prior to May 1, 1997
(b) For the period May 1, 1993 (date subaccount was established) through Decem-ber 31, 1993
--------------------------------------------------------------------------------
NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                  YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                               1996     1995    1994   1993(A)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of peri-
 od......................................... $ 10.999 $ 10.039 $10.181 $ 10.000
Accumulation Unit Value, end of period...... $ 11,330 $ 10.999 $10.039 $ 10.181
Number of Accumulation Units outstanding,
 end of period..............................  459,223  444,986 448,825  311,665

--------------------------------------------------------------------------------
(a) For the period May 1, 1993 (date subaccount was established) through Decem-ber 31, 1993
--------------------------------------------------------------------------------
NEUBERGER & BERMAN BALANCED PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                           1996      1995      1994    1993(A)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of
 period................................. $  12.488 $  10.218 $  10.706 $ 10.000
Accumulation Unit Value, end of period.. $  13.182 $  12.488 $  10.218 $ 10.706
Number of Accumulation Units outstand-
 ing, end of period..................... 1,535,496 1,468,254 1,223,496  621,326
-------------------------------------------------------------------------------

(a) For the period May 1, 1993 (date subaccount was established) through December 31, 1993
--------------------------------------------------------------------------------
FIDELITY INVESTMENT'S EQUITY INCOME FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                                            1996       1995(A)
--------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period..........  $     11.920 $    10.000
Accumulation Unit Value, end of period................  $     13.453 $    11.920
Number of Accumulation Units outstanding, end of peri-
 od...................................................     2,498,343     581,691
--------------------------------------------------------------------------------
(a) For the period May 1, 1995 (date subaccount was established) through Decem-
    ber 31, 1995.
--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                                            1996       1995(A)
--------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period..........  $     12.359 $    10.000
Accumulation Unit Value, end of period................  $     14.000 $    12.359
Number of Accumulation Units outstanding, end of peri-
 od...................................................     2,620,543     690,602
--------------------------------------------------------------------------------

(a) For the period May 1, 1995 (date subaccount was established) through Decem-ber 31, 1995.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' ASSET MANAGER FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                  YEAR ENDED
                                                                 DECEMBER 31,
--------------------------------------------------------------------------------
                                                                 1996   1995(A)
--------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period.................. $ 11.153 $ 10.000
Accumulation Unit Value, end of period........................ $ 12.623 $ 11.153
Number of Accumulation Units outstanding, end of period.......  383,267  117,290
--------------------------------------------------------------------------------

(a) For the period May 1, 1995 (date subaccount was established) through Decem-ber 31, 1995.

  The financial statements of the Separate Account for the year ended December 31, 1996 are included in the statement of additional information referred to on the cover page of this prospectus.
--------------------------------------------------------------------------------
  In advertisements of the Contracts, Penn Mutual may provide information on total return performance and on annual changes in accumulation unit values. We may also provide information on "yields" and "effective yields" on investments in the Money Market Fund subaccount.
  Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the subaccount has been in existence. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable charges. We may also show average annual rates of total return, assuming other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawal at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).
  The "yield" on an investment in the Money Market Fund subaccount refers to the income generated by the investment over a 7-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY

  The Penn Mutual Life Insurance Company ("Penn Mutual") is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. Our home office is located at The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.
--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

Penn Mutual Variable Annuity Account III was established as a separate account of Penn Mutual on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account" within the meaning of the federal securities laws.
  The Separate Account is divided into subaccounts for investment in investment portfolios of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II and
Morgan Stanley Universal Funds, Inc. In addition, there are two subaccounts for investment in shares of the Growth Equity Fund of Penn Series Funds, Inc.--one for Contracts which were issued in connection with tax qualified retirement plans and one for Contracts which were not issued in connection with such plans. Income, gains and losses, realized or unrealized, of a subaccount are credited to or charged against the subaccount without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to each subaccount are not chargeable with liabilities arising out of any other business of Penn Mutual. Penn Mutual is obligated to pay all benefits and make all payments provided under the Contracts.
  Assets held in the Separate Account under the Contracts described in this prospectus are invested, at the direction of the Contract Owner, in one or more Funds of Penn Series Funds, Inc., Neuberger & Berman Advisers Management Trust, American Century Variable Portfolios, Inc., Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc.
  Under the Investment Company Act of 1940, as currently interpreted, Contract Owners and persons receiving annuity payments have the right to instruct Penn Mutual as to the voting of the various Fund shares held in the Separate Account pursuant to the Contracts. The number of shares of a Fund for which voting instructions may be given by a Contract Owner is determined by dividing the Contract Owner's interest in the applicable subaccount of the Separate Account by the net asset value per share of the Fund. The number of shares of a Fund for which voting instructions may be given by a person receiving annuity payments is determined by dividing the reserve allocated to the applicable subaccount by the net asset value per share of the Fund. Should the applicable law, or interpretations thereof, change so as to permit us to vote shares of the mutual funds in our own right, we may elect to do so. Further, we reserve the right to modify the manner in which we calculate the weight to be given to pass through voting instructions where such a change is necessary to comply with federal law or interpretations thereof.
  Shares of Penn Series are sold not only to the Separate Account, but also to other separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company, that fund benefits under variable annuity and variable life insurance contracts. Shares of American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger & Berman Advisers Management Trust, directly to qualified pension and retirement plans. For a discussion of possible conflicts involved in the Separate Account investing in Funds that are so offered, see the accompanying Fund prospectuses.
--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.:

  GROWTH EQUITY FUND - seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies;
  VALUE EQUITY FUND - seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued considering such factors as assets, earnings, growth potential and cash flows;
  SMALL CAPITALIZATION FUND - seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1 billion.

  EMERGING GROWTH FUND - seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects;
  FLEXIBLY MANAGED FUND - seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions;
  INTERNATIONAL EQUITY FUND - seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries;
  QUALITY BOND FUND - seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities;
  HIGH YIELD BOND FUND - seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities (see accompanying Penn Series prospectus);
  MONEY MARKET FUND - seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share;
  Independence Capital Management, Inc., Horsham, Pennsylvania, is investment adviser to the Growth Equity, Quality Bond and Money Market Funds. OpCap Advisors (formerly Quest for Value Advisors), New York, New York, is investment adviser to the Value Equity and Small Capitalization Funds. T. Rowe Price Associates, Baltimore, Maryland, is investment adviser to the Flexibly Managed and High Yield Bond Funds. Vontobel USA Inc., New York, New York, is investment adviser to the International Equity Fund. Independence Capital Management, Inc. is also investment adviser, and Robertson Stephens Investment Management, Inc., San Francisco, California is investment sub-adviser to the Emerging Growth
Fund.
--------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

  CAPITAL APPRECIATION PORTFOLIO - seeks capital growth by investing primarily in common stocks believed to have better-than-average prospects for appreciation.
  American Century Investment Management, Inc., Kansas City, Missouri, is investment adviser to the Capital Appreciation Portfolio.
--------------------------------------------------------------------------------
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:

  LIMITED MATURITY BOND PORTFOLIO - seeks highest current income consistent with low risk to principal and liquidity, primarily by investing in a diversified portfolio of limited maturity debt securities. A secondary objective is capital appreciation. The portfolio invests all of its assets in a series of Advisers Managers Trust (a diversified open-end management investment company) with identical investment objectives, policies and limitations.
  BALANCED PORTFOLIO - seeks long-term capital growth and reasonable current income without undue risk to principal through investment in common stock and debt securities. The portfolio invests all of its assets in a series of
Advisers Managers Trust (a diversified open-end management investment company) with identical investment objectives, policies and limitations.
  PARTNERS PORTFOLIO - seeks capital growth by investing primarily in common stocks of established companies, using the value oriented investment approach. Neuberger & Berman reserves the right to make changes in the investment objective, but will notify shareholder thirty days in advance of any proposed material change.
  Neuberger & Berman Management Incorporated, New York, New York, is investment adviser to each series of Advisers Managers Trust underlying the Limited Maturity Bond Portfolio and the Balanced Portfolio.
--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

  EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

  GROWTH PORTFOLIO - seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.
  Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.
-------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

  ASSET MANAGER PORTFOLIO - seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.
  INDEX 500 PORTFOLIO - seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange.
  Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.
-------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.:

  MORGAN STANLEY EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO - seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies which are developing strongly and in which the markets are becoming more sophisticated.
  Morgan Stanley Asset Management Inc. is investment adviser to the Emerging Markets Equity (International) Portfolio.
-------------------------------------------------------------------------------
FOR MORE INFORMATION ON THE FUNDS AND PORTFOLIOS IN WHICH THE SUBACCOUNTS INVEST, SEE THE ACCOMPANYING PROSPECTUSES FOR PENN SERIES FUNDS, INC.,
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST, AND FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II AND MORGAN STANLEY UNIVERSAL FUNDS, INC. INVESTORS SHOULD READ THE PROSPECTUSES FOR THE FUNDS IN WHICH THEY ARE INTERESTED BEFORE INVESTING.
-------------------------------------------------------------------------------
THE CONTRACTS

The Contracts offered in this prospectus are a combination variable and fixed annuity contract ("Variable/Fixed Contract") and a variable annuity contract ("Variable Contract").
  The Variable/Fixed Contract provides for investment, through the Separate Account, in one or more of the available Funds of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, and Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc. It also provides for investment in one or more fixed interest accounts. The fixed interest accounts are guaranteed and funded by Penn Mutual through its general account. See FIXED INTEREST OPTIONS in this prospectus. Currently, over the life of the Variable/Fixed Contract, you may invest in one or more of 18 Funds and fixed interest accounts.
  The Variable Contract provides exclusively for investment, through the Separate Account, in one or more of the available Funds of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, and Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc. Owners of Variable Contracts who wish to invest in a fixed annuity contract may transfer amounts or allocate purchase payment to a companion fixed annuity contract offered by Penn Mutual. The Variable Contract is currently offered only to owners of a companion fixed annuity contract issued by Penn Mutual. Unless otherwise indicated, the term "Contracts," as used in this prospectus, refers to both the Variable/Fixed Contract and the Variable Contract.
  The Contract Owner determines (1) the amount and frequency of the purchase payments to be made to Penn Mutual, (2) the accounts to which the purchase payments are to be allocated, (3) transfers among investment accounts, (4) the form of annuity to be paid after the accumulation period, (5) the beneficiary to whom death benefits are to be paid, and (6) the amount and frequency of withdrawals from the Contract Value.
  During the annuity period, the person entitled to the annuity may transfer Annuity Unit values among subaccounts of the Separate Account. Further, if the annuity is for a specified number of years (under Option 1 in the Contract), the person entitled to the annuity may withdraw the present value of annuity payments remaining to be paid.
  Upon death of the Annuitant prior to the Annuity Date, the beneficiary may elect to receive a death benefit in a lump sum or in the form of an annuity.

  The Contracts may be amended at any time to conform to applicable laws or governmental regulations. If, in our judgment, investment in any of the underlying funds becomes inappropriate to the purposes of the Contracts, we may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another fund for existing and future investments.
  Contract Owner inquiries may be made by writing The Penn Mutual Life
Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call, toll free, 1-800-523-0650.
--------------------------------------------------------------------------------
PURCHASES

  A completed application, together with a check for the first purchase payment, is forwarded to our service office. Normally, a completed application form received at our service office will be accepted within two business days. If an incomplete application is not completed and acted upon within five business days, the purchase payment will be returned unless the Contract Owner requests that we retain it while he or she completes the application. All subsequent purchase payments are sent directly to our service office.
  For Variable/Fixed Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable/Fixed Contracts which are not issued in connection with qualified retirement plans is $2,500 and the minimum for each subsequent purchase payment is $300. Total purchase payments credited to a Variable/Fixed Contract may not exceed $1,000,000 in any calendar year without the consent of Penn Mutual.
  For Variable Contracts issued in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $40. The minimum first purchase payment for Variable Contracts which are not issued in connection with qualified retirement plans is $1,500 and the minimum for each subsequent purchase payment is $300.
  We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contracts.
  Purchase payments allocated to the Separate Account are credited in the form of Accumulation Units of the subaccount selected. The number of Accumulation Units credited is determined by dividing the purchase payment allocated to the Separate Account by the value of the Accumulation Unit at the end of the valuation period in which the purchase payment is received at our service office or, in a case of the first purchase payment, is accepted by us.
  The principal underwriter of the Contracts (under federal securities laws) is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly owned subsidiary of Penn Mutual.
--------------------------------------------------------------------------------
ACCUMULATION UNITS

  For each subaccount of the Separate Account, the value of an Accumulation
Unit was set at $10 when the subaccount was established. The value of an Accumulation Unit may increase or decrease from one valuation period to the next.
  A valuation period is the period from one valuation to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.
  The value of an Accumulation Unit for a valuation period is determined by multiplying the value of an Accumulation Unit for the prior valuation period by the net investment factor for the subaccount for the current valuation period.
  The net investment factor is a measure of (1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charges assessed against the subaccount. Under current law, no taxes are levied against income or gain from investments held in a subaccount.
--------------------------------------------------------------------------------
ANNUITY PAYMENTS

  Contract Owners may choose (1) an annuity for a specified number of years (not less than 5 or more than 25 for a Variable/Fixed Contract and not less than 5 or more than 30 for the Variable Contract), (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) such other form of annuity as we may agree upon. Annuity payments do not start until an annuity option is chosen by the Contract Owner.
  The level of the variable annuity payments is determined by various factors, including the form of annuity chosen, the expected duration of the annuity period, the performance of the applicable investment accounts, and the annuity purchase rates and charges specified in the Contract.

  The mortality and expense risk charges specified in the Contracts are as-sessed during both the accumulation and annuity pay-out phases of the Contract. We continue to assess the charges during payment of a variable annuity not in-volving a life contingency although we no longer bear any mortality risk on such payment obligation.
  The variable annuity purchase rates assume an annual net investment return of 4%. If the annual net investment return is greater than 4%, the level of the annuity payments increases. If the annual net investment return is less than
4%, the level of the annuity payments decreases.
  The level of fixed annuity payments under a Variable/Fixed Contract is deter-mined by various factors, including the form of annuity chosen, the expected duration of the annuity period and the amount accumulated and applied under the contract to the fixed annuity.
  Unless the Contract Owner specifies otherwise, the Annuity Date will be the first day of the next month after the Annuitant's 85th birthday for Contracts which are not issued under qualified retirement plans and the first day of
April in the calendar year following the year in which the Annuitant attains the age of 70 1/2 for Contracts which are issued under qualified retirement plans. The Contract Owner or the Contract Owner's surviving beneficiary may change the Annuity Date or annuity option by giving written notice at our serv-ice office at least 30 days prior to the current Annuity Date. The Annuity Date under the Variable/Fixed Contract may not be earlier than the first contract anniversary.
  If the Contract Value of a Variable/Fixed Contract is less than $5,000, or if the Contract Value of a Variable Contract is less than $2,000, we may elect to pay such amount in lump sum in place of an annuity. Annuity payments generally are made on the first day of each month starting with the Annuity Date. Howev-er, if any payment would be less than $50, we may change the frequency of annu-ity payments so that payments are at least $50 each.
--------------------------------------------------------------------------------
PAYMENT ON DEATH

  Variable/Fixed Contracts sold in most states provide that if the Annuitant (or Contract Owner in some cases, if different) dies prior to the Annuity Date, we will pay the beneficiary the greatest of (1) the sum of all purchase pay-ments, adjusted for withdrawals and contract transfers, (2) the Contract Value for the valuation period in which proof of death and any other required infor-mation needed to make payment is received at our service office or (3) the sum of the Fixed Account Value (if any) on the date of death and the Variable Ac-count Value as of the contract date or, if later, the most recent seven-year contract anniversary occurring prior to the Contract Owner's 81st birthday, ad-justed for subsequent purchase payments and adjusted for withdrawals and con-tract transfers. Similarly, Variable Contracts sold in most states provide that if the Annuitant (or Contract Owner in some cases, if different) dies prior to the Annuity Date, we will pay the beneficiary the greatest of (1) the sum of all purchase payments, adjusted for withdrawals and contract transfers, (2) the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received at our service office or (3) the Contract Value as of the contract date or, if later, the most recent seven year contract anniversary occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdraw-als and contract transfers. With respect to Contracts sold in Texas, if the An-nuitant (or the Contract Owner in some cases, if different) dies prior to the Annuity Date, Penn Mutual will pay the greater of (1) the sum of all purchase payments, adjusted for withdrawals and contract transfers or (2) the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received at Penn Mutual's service office. "Proof of death" in the foregoing means a death certificate or other official document establishing death.
  Payment generally will be in a lump sum and must be paid within five years of the date of death. If the beneficiary is not the decedent's spouse, the benefi-ciary may elect an annuity option for death payments in lieu of receiving a lump sum payment. If an annuity option is selected, payments must commence within one year of the decedent's death and must be made over a period not longer than the beneficiary's life or over a period not longer than the beneficiary's life expectancy. If the beneficiary is the spouse of the dece-dent, the beneficiary may elect an annuity option that was available to the de-cedent. Further, a spousal beneficiary may apply to become the owner of the Contract.
  If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the beneficiary may elect to have the payments continue for the speci-fied or guaranteed period or to receive in lump sum the present value of the remaining payments.
  Contract Owners may designate a beneficiary in their purchase applications. Owners of Variable/Fixed Contracts may change the beneficiary at any time be-fore the death of the Contract Owner or Annuitant, whichever occurs first. Own-ers of Variable Contracts may change the beneficiary while the Annuitant is alive.

--------------------------------------------------------------------------------
TRANSFERS

  Owners of Variable/Fixed Contracts may transfer Accumulation and Annuity Unit Values from one subaccount of the Separate Account to another subaccount of the Separate Account. The minimum amount that may be transferred is $250 or, if less, the amount held in the account. Contract Owners may make no more than two transfers in any calendar month and no more than twelve transfers in any calendar year. We reserve the right to charge a fee for transfers in excess of six per calendar year. Within certain additional limitations stated in the Contract, owners of Variable/Fixed Contracts also may transfer Accumulation
Unit Values to the Fixed Account and transfer amounts from the Fixed Account to the Variable Account or to another fixed interest option within the Fixed Account.
  Owners of Variable/Fixed Contracts may transfer all or part of the Contract Value to another annuity contract issued by Penn Mutual if both contracts are owned under the same qualified plan by the trustee under the plan.
  Owners of Variable Contracts may transfer Accumulation and Annuity Unit values from one subaccount of the Separate Account to another, subject to a limit of six transfers during a calendar year.
  Owners of a Variable Contract may transfer all or part of the Contract Value to another contract issued by us containing a reciprocal transfer provision, subject to the following conditions. The owner, annuitant and beneficiary must be the same under both contracts. No more than six such transfers may be made in a calendar year and no transfer may be made after the thirtieth day before the Annuity Date. Subject to such lesser amounts we may establish, the minimum for transfers to contracts which are not issued in connection with qualified retirement plans is $1,000 and the minimum for all other transfers is $250. For partial transfers, the remaining Contract Value must be at least $250.
  Transfers may be made to a Contract from other contracts we have issued to the extent provided in such contracts. Withdrawals from the Contract, attributable to amounts transferred from other contracts with front end sales charges, will not be subject to a deferred sales charge.
  A written request for transfer (or, if authorized in writing, a telephone request for transfer) must be received at our service office and all other administrative requirements for transfer must be met to make the transfer. The Account and Penn Mutual will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a telephone transfer.
  DOLLAR COST AVERAGING: If you have a Contract Value of at least $10,000, you may elect to have flat dollar amounts ($100 minimum) transferred monthly or quarterly from one source account to other accounts ($50 minimum per account). These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount,
or Fixed Holding Account. The dollar cost averaging term may run from 12 to 60 months, or until you give notice of a change in allocation or cancellation of the feature.
  AUTOMATIC REBALANCING: You may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options. Dollar cost averaging and automatic rebalancing may not be in effect at the same time.
--------------------------------------------------------------------------------
WITHDRAWALS

  Prior to the earlier of the death of the Annuitant (or the Contract Owner) or the Annuity Date, the Contract Owner may withdraw all or part of the Contract Value. After the Annuity Date, a Contract Owner who has chosen an annuity for a specified number of years under Option 1 of the Contract (or other person receiving such annuity), may withdraw the present value of the annuity. Withdrawals will be based on values at the end of the valuation period in which the written request for withdrawal (and the Contract, in case of full withdrawal) are received at our service office. Payment will normally be made within seven days of receipt of the written request and the Contract, if required. A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.
  With respect to Contracts qualifying under Section 403(b) of the Internal Revenue Code, there are certain restrictions on withdrawals. Withdrawals attributable to purchase payments made after December 31, 1988 pursuant to a salary reduction agreement may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). The restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon a no-action letter issued by the Chief of the Office of

Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance dated November 28, 1988. Penn Mutual will comply with the conditions set forth in that letter.
--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

  We reserve the right to defer a withdrawal, a transfer of values or annuity payments funded by the Separate Account if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.
--------------------------------------------------------------------------------
DEDUCTIONS AND EXPENSES

  Each year on the date specified in the Contract (and on the date the Variable Account Value or Contract Value is withdrawn in full if other than the date specified), we deduct a contract administration charge of $30 or 2% of the current value of the variable accounts, whichever is less, from the amount held under the Contract in the Separate Account. This charge is made solely to reimburse us for expenses we incur in administering the Contracts and the Separate Account. The charge is made by canceling Accumulation Units credited to the Contract.
  We deduct a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. This charge is made to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.
  We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 1, 1990 the charge was 0.8%). This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under the Contract.
  A contingent deferred sales charge may be deducted in the event of full or partial withdrawal of the Contract Value or withdrawal of the present value of remaining annuity payments. This charge is made to cover sales expenses that we have incurred. Sales expenses which are not covered by the deferred sales charge are paid from the surplus of Penn Mutual, which may include proceeds from the expense and mortality risk charges.

  With respect to the Variable/Fixed Contract, if the contingent deferred sales charge applies, it will be calculated in accordance with the following schedules. First, if no purchase payments have been made after the first contract year, the deferred sales charge will equal:

          WITHDRAWAL DURING     DEFERRED SALES CHARGE AS A
          CONTRACT YEAR       PERCENTAGE OF AMOUNT WITHDRAWN
  ------------------------------------------------------------------------
            1                           7.0%
  ------------------------------------------------------------------------
            2                           6.0%
  ------------------------------------------------------------------------
            3                           5.0%
  ------------------------------------------------------------------------
            4                           4.0%
  ------------------------------------------------------------------------
            5                           3.0%
  ------------------------------------------------------------------------
            6                           2.0%
  ------------------------------------------------------------------------
            7                           1.0%
  ------------------------------------------------------------------------
            8 and later                 No Charge
  ------------------------------------------------------------------------
Second, if purchase payments have been made in any contract year after the first, the deferred sales charge will equal:
          WITHDRAWAL DURING     DEFERRED SALES CHARGE AS A
          CONTRACT YEAR       PERCENTAGE OF AMOUNT WITHDRAWN
  ------------------------------------------------------------------------
            1                           7.0%
  ------------------------------------------------------------------------
            2                           6.0%
  ------------------------------------------------------------------------
            3                           5.0%
  ------------------------------------------------------------------------
            4                           4.0%
  ------------------------------------------------------------------------
            5                           3.5%
  ------------------------------------------------------------------------
            6                           3.0%
  ------------------------------------------------------------------------
            7                           2.5%
  ------------------------------------------------------------------------
            8                           2.0%
  ------------------------------------------------------------------------
            9                           1.5%
  ------------------------------------------------------------------------
            10                          1.0%
  ------------------------------------------------------------------------
            11 and later                No Charge
  ------------------------------------------------------------------------

  Once in each contract year on or after the last day of the first contract year the Owner of a Variable/Fixed Contract may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The Contract Owner may also elect to receive scheduled partial withdrawals free of the contingent deferred sales charge, provided that the sum of the scheduled payments and any single unscheduled withdrawals do not exceed 10% of the contract value (determined as of the date of withdrawal). The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 8 1/2% of the total of all purchase payments credited to the Separate Account.
  With respect to the Variable Contract, if the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of purchase pay-ments made within seven years prior to the date of withdrawal or (b) 5% of the amount withdrawn. Under no circumstances will the charge ever exceed 5% of to-tal purchase payments. No charge will be made on that portion of the first withdrawal in a contract year that does not exceed 10% of total purchase pay-ments made one year or more prior to the withdrawal. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth contract years that does not exceed the following per-centages of the Contract Value:

          CONTRACT YEAR              PERCENTAGE
  ------------------------------------------------------------------------
            Eighth                     25%
  ------------------------------------------------------------------------
            Ninth                      50%
  ------------------------------------------------------------------------
            Tenth                      75%
  ------------------------------------------------------------------------

  No charge will be made on the first withdrawal in any contract year after the tenth contract year.
  The Contract Owner may elect to receive scheduled partial withdrawals free of the contingent deferred sales charge, provided that the sum of the scheduled payments and any single unscheduled withdrawal do not exceed 10% of total pur-chase payments made one year or more prior to the first withdrawal.

  The Contract Owner may at any time withdraw all or any part of the Contract Value free from the contingent deferred sales charge if (i) the Contract Owner (or Annuitant under a qualified retirement plan) is disabled as defined in Sec-tion 72 (m) (7) of the Internal Revenue Code and as applied under the Social Security Act, (ii) the disability began after the Contract Date and (iii) the disability has continued without interruption for four months.
  The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to re-duce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.
  Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Any premium taxes payable will be deducted upon annuitization. Currently, they range from 0% to 3.5%.
--------------------------------------------------------------------------------
THE FIXED INTEREST OPTIONS

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN PENN MUTUAL'S GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE GENERAL ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. THE GENERAL ACCOUNT AND ANY INTERESTS HELD IN THE GENERAL ACCOUNT ARE THEREFORE NOT SUBJECT TO THE PROVISIONS OF THESE ACTS. PENN MUTUAL HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. DISCLOSURE REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN THIS PROSPECTUS.
  Owners of Variable/Fixed Contracts may allocate or transfer all or part of the amount credited to their Contracts to one or more of the following fixed interest options in the Fixed Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; (3) the Three Year Guaranteed Account; (4) the Five Year Guaranteed Account; and (5) the Seven Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than the 52 week Treasury Bill discount rate obtained from the most recent regularly scheduled auction.
  Owners of Variable/Fixed Contracts may transfer Fixed Account funds to the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account during the period for which an interest rate is guaranteed. In no event will the pre-mature withdrawal charge invade the Contract Owner's principal investment in the applicable fixed interest option. In accordance with state law, we may de-fer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in Penn Mutual's general account is not feasible.
  Owners of Variable/Fixed Contracts qualifying under Section 403(b) of the Code may be able to borrow against a portion of the amount credited under their Contract, provided the loan privilege has been approved in the applicable state. The loan will be made from the general account of Penn Mutual. Because this prospectus generally is limited to describing the variable portion of the Contract, you should review the Contract loan endorsement or consult your Penn Mutual representative for a complete description of the terms of the loan priv-ilege, including minimum and maximum loan amounts, repayment terms, and re-strictions on prepayments. The following paragraphs describe how exercise of the loan privilege may relate to the Variable Account Value.

  First, at the time a contract loan is made and in accordance with the Con-tract Owner's direction, an amount equal to the initial loan amount will be transferred from the Contract's investment options to an account in Penn Mutual's general account called the "Restricted Account." Amounts transferred from investment options to the Restricted Account will not participate in the investment experience of those investment options. Amounts transferred to the Restricted Account will generally earn interest at a rate 2 1/2 percentage points less than the rate of interest charged on the loan.
  Second, on a Contract anniversary, the accrued interest in the Restricted Ac-count will be transferred to the Contract Owner's investment options in accor-dance with the Contract Owner's current payment allocation instructions.
  Third, loan repayments, which are due quarterly, will result in the transfer of an amount equal to the principal portion of the repayment from the Re-stricted Account to the Fixed Holding Account. Contract Owners may then trans-fer amounts from the Fixed Holding Account to the other investment options of-fered under the Contract.
  Fourth, if a payment or the entire loan is in default as defined in the Con-tract, Penn Mutual will report the amount of the default to the Internal Reve-nue Service as a taxable distribution and, if the Owner is under age 59 1/2, as a premature distribution. Subject to restrictions in Section 403(b) of the
Code, the amount of any missed payment, plus interest, or the entire loan bal-ance, plus interest, if the entire loan is in default, plus any applicable con-tingent deferred sales charge, will be withdrawn by Penn Mutual from the Con-tract's investment options in accordance with the Contract Owner's direction in the Loan Request and Agreement. The net proceeds from the withdrawal will be used to repay the loan. If a withdrawal is restricted under the Code, the out-standing loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. Thus, when an event takes place which makes withdrawal from the Contract permissible under the Code, such as attainment of age 59 1/2, disability or death, the Contract will be checked to determine if there is an outstanding loan balance for which one or more pay-ments have been missed. If so, funds necessary to pay the overdue amount, plus any applicable contingent deferred sales charge, will be withdrawn from the Contract's investment options in the order set forth in the preceding para-graph. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.
  Loans are subject to the terms of the Contract, the Code and the Employee Re-tirement Income Security Act of 1974, all of which may impose restrictions.
Penn Mutual reserves the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fi-duciary to ensure that any Contract loans comply with plan qualification re-quirements, including ERISA.
--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

  The following brief discussion of federal income tax considerations is based on the law as in effect on the date of this prospectus. The Government Account-ing Office and the Treasury Department have submitted congressionally mandated studies of the tax treatment of life insurance and annuities. Whether these studies will result in any subsequent legislative changes in the tax treatment of annuity contracts is uncertain. It is anticipated, however, that any legis-lative changes will be prospective in nature.
  Under current law, no federal income taxes are imposed on increases in the value of a Contract until distribution occurs, either in the form of a with-drawal or death benefit or as annuity payments under an annuity option.
  For a withdrawal or death benefit, the taxable portion is generally the amount in excess of the cost basis of the Contract. Amounts withdrawn by the Contract Owner or received as a death benefit by the designated beneficiary are treated first as taxable income to the extent of the excess of the Contract Value over the purchase payments made under the Contract. Such taxable portion is taxed at ordinary income tax rates. Designation of a beneficiary who is ei-ther 37 1/2 years younger than the Contract Owner or a grandchild of the Con-tract Owner may have Generation Skipping Transfer Tax consequences under Sec-tion 2601 of the Internal Revenue Code.
  For annuity payments, the taxable portion is generally determined by a for-mula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost ba-sis, is taxed at ordinary income tax rates.
  An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. There will be no additional income tax on early withdrawals which are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a beneficiary, or on withdrawals made on or after age 59 1/2. There also will be no additional tax on distributions made after death or on withdrawals attributable to total and permanent disability (as defined in the Code). Further, there will be no additional tax on distributions within certain other exceptions to the general rule.

  The transfer of a Contract may result in the transferor incurring tax. If the transfer is for less than adequate consideration the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.
  Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal in-come tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal in-come tax purposes, the income on the Contract is treated as ordinary income re-ceived or accrued by the Contract Owner during the taxable year.
  Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available Funds of Penn Series, American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust and Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc., intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying Funds.
  The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, certain of the Contracts may need to be modified to comply with them.
  The Contracts may be used in connection with retirement plans that qualify for special tax treatment under the Code. The plans include individual retire-ment annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals quali-fied under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special pro-visions are required in some Contracts for qualification under the Code.
  For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.
  Generally, under a nonqualified annuity or individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory 20% federal income tax withholding, unless an election is made to make a direct transfer to another eligible retirement plan. Distributions from a Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.
  It should be understood that the foregoing description of federal income taxes is not exhaustive and that special rules and considerations may be appli-cable. For further information, a prospective purchaser should consult quali-fied tax counsel.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS..................................................  B-2
  First Variable Annuity Payments..........................................  B-2
  Subsequent Variable Annuity Payments.....................................  B-2
  Annuity Units............................................................  B-2
  Value of Annuity Units...................................................  B-2
  Net Investment Factor....................................................  B-2
  Assumed Interest Rate....................................................  B-3
  Valuation Period.........................................................  B-3
--------------------------------------------------------------------------------
PERFORMANCE DATA...........................................................  B-4
  Average Annual Total Return..............................................  B-4
  Annual Changes in Accumulation Unit Values............................... B-11
  Yields (Money Market Fund)............................................... B-11
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES................................. B-12
--------------------------------------------------------------------------------
CUSTODIAN.................................................................. B-12
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS.................................................... B-12
--------------------------------------------------------------------------------
LEGAL MATTERS.............................................................. B-13
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS....................................................... B-13
--------------------------------------------------------------------------------

[LOGO OF PENN MUTUAL APPEARS HERE]

The Penn Mutual Life Insurance Company
Independence Square, Philadelphia, PA 19172

EB 1474 5/97

PROSPECTUS -- MAY 1, 1997
CERTIFICATES ISSUED UNDER GROUP VARIABLE AND FIXED ANNUITY CONTRACTS --
 FLEXIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------
OPTIMIZER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PA 19172 . TELEPHONE (215) 956-8000
--------------------------------------------------------------------------------
The variable account provisions of the group variable and fixed annuity contracts described in this prospectus provide for accumulation of values and for the payment of annuities. Through Penn Mutual Variable Annuity Account III (referred to herein as the "Separate Account"), accumulation values and annuity payment reserves are invested, at the direction of the account owner, in one or more of the following Funds of Penn Series Funds, Inc.

PENN SERIES FUNDS, INC.             MANAGERS
  Growth Equity Fund                Independence Capital Management, Inc. (a
                                    subsidiary of The Penn Mutual Life
                                    Insurance Company)

  Value Equity Fund
  Flexibly Managed Fund             OpCap Advisors
  International Equity Fund         T. Rowe Price Associates, Inc.
  Quality Bond Fund                 Vontobel USA Inc. (a subsidiary of
  High Yield Bond Fund              Vontobel Holding Ltd.)
  Money Market Fund                 Independence Capital Management, Inc.
                                    T. Rowe Price Associates, Inc.
                                    Independence Capital Management, Inc.

  The accumulation value and annuity payments vary in accordance with the investment experience of the Funds.

  Under some circumstances, early withdrawals from a Contract may be subject to a 5% contingent deferred sales charge and/or a 10% additional income tax.

  A certificate issued under a contract may be returned within ten days of receipt for a full refund of the account value. Longer free look periods and full refund of purchase payments are required in some states.

  This prospectus sets forth concisely the information a prospective investor should know before investing. It should be retained for future reference.

  A statement of additional information dated the same as this prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available, at no charge, by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call, toll free, 1-800-523-0650. The table of contents of the statement of additional information is at the end of this prospectus.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS OF PENN SERIES FUNDS, INC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
PROSPECTUS CONTENTS

--------------------------------------------------------------------------------
SPECIAL TERMS...............................................................   3
--------------------------------------------------------------------------------
EXPENSES....................................................................   4
--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION.............................................   6
  Penn Series Growth Equity Fund............................................   6
  Penn Series Value Equity Fund.............................................   7
  Penn Series Flexibly Managed Fund.........................................   7
  Penn Series International Equity Fund.....................................   7
  Penn Series Quality Bond Fund.............................................   7
  Penn Series High Yield Bond Fund..........................................   8
  Penn Series Money Market Fund.............................................   8
--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY......................................   9
--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT........................................................   9
--------------------------------------------------------------------------------
THE CONTRACT................................................................  10
  Purchases.................................................................  10
  Accumulation Units........................................................  11
  Annuity Payments..........................................................  11
  Payment on Death..........................................................  11
  Transfers.................................................................  11
  Withdrawals...............................................................  12
  Deferment of Payments and Transfers.......................................  12
  Deductions and Expenses...................................................  12
--------------------------------------------------------------------------------
THE FIXED INTEREST OPTIONS..................................................  13
--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS...........................................  14
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS................................  16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meaning:
  CERTIFICATE: A certificate issued under the Contract which sets forth provisions of the Contract.
  CONTRACT: The group variable and fixed annuity contract described in this prospectus.
  ACCUMULATION UNIT: A unit of measure used to compute a Participant's Variable Account Value prior to the Annuity Date.
  ANNUITY DATE: The date on which annuity payments start.
  OWNER: The Participant or other person specified in the Certificate.
  PARTICIPANT: A person on whose behalf purchase payments are made under the Contract.
  PARTICIPANT'S VARIABLE ACCOUNT: An account established and maintained for a Participant.
  PARTICIPANT'S VARIABLE ACCOUNT VALUE: The value of all Accumulation Units credited to the Participant's Variable Account.

-------------------------------------------------------------------------------
EXPENSES

------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments.................................  None
Deferred Sales Load, as percentage of the amount withdrawn..............   5%*
Exchange Fee............................................................  None
-----------------------
* The deferred sales charge will not be made on that portion of the first withdrawal in an enrollment year that does not exceed specified percentages of the sum of the Participant's Variable Account Value and the Participant's
  fixed account value. See "Deductions and Expenses" in this prospectus.
ANNUAL CONTRACT ADMINISTRATION CHARGE...................................   $30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE VARIABLE
 ACCOUNT VALUE)
Mortality and Expense Risk Charge....................................... 1.25%
Account Fees and Expenses...............................................  None
                                                                         -----
Total Separate Account Annual Expenses.................................. 1.25%

-------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.**
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                          MANAGEMENT ADMINISTRATIVE
                             FEES    AND CORPORATE                       TOTAL
                            (AFTER   SERVICES FEES  ACCOUNTING  OTHER     FUND
                           WAIVER)   (AFTER WAIVER)    FEES    EXPENSES EXPENSES
                          ---------- -------------- ---------- -------- --------
Growth Equity............    0.50%        0.15%        0.08%     0.07%    0.80%
Value Equity.............    0.50%        0.15%        0.07%     0.06%    0.78%
Flexibly Managed.........    0.50%        0.15%        0.06%     0.06%    0.77%
International Equity.....    0.75%        0.15%        0.09%     0.18%    1.17%
Quality Bond.............    0.45%        0.15%        0.08%     0.09%    0.77%
High Yield Bond..........    0.50%        0.15%        0.08%     0.11%    0.84%
Money Market.............    0.40%        0.15%        0.08%     0.10%    0.73%

-----------------------
** The expenses presented are for the last fiscal year, except accounting fees have been restated to reflect current fees based on a revised accounting fee agreement. In the absence of voluntary fee waivers by the investment adviser, the Total Fund Expenses of the Growth Equity and Quality Bond
   Funds would have been 0.81% and 0.78% respectively. In the absence of ex-pense waivers and voluntary fee waivers by the investment adviser, the to-tal expenses of the Money Market Fund would have been 0.74%.
-------------------------------------------------------------------------------
  The purpose of this foregoing table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear directly and indirectly. The table shows Contract expenses and underlying Fund expenses. See the accompanying prospectus of Penn Series Funds, Inc. for information on expenses.
  Premium taxes may be applicable. SEE DEDUCTIONS AND EXPENSES in this prospectus.

--------------------------------------------------------------------------------
EXAMPLE

  If you own certificates and surrender your certificates at the end of the applicable period, you would pay the following expenses on each $1,000 invested, assuming 5% annual return on assets:

                                                          ONE  THREE FIVE   TEN
                                                          YEAR YEARS YEARS YEARS
                                                          ---- ----- ----- -----
Penn Series Money Market Fund............................ $67  $113  $163  $255
Penn Series Quality Bond Fund............................ $68  $115  $165  $259
Penn Series High Yield Bond Fund......................... $68  $117  $168  $266
Penn Series Growth Equity Fund........................... $68  $115  $166  $262
Penn Series Value Equity Fund............................ $68  $115  $165  $260
Penn Series Flexibly Managed Fund........................ $68  $115  $164  $259
Penn Series International Equity Fund.................... $71  $126  $184  $299
Penn Series Emerging Growth Fund......................... $71  $126  $183  $297

--------------------------------------------------------------------------------
EXAMPLE

  If you own certificates and do not surrender your certificates, or you elect an annuity option at the end of the applicable time period, you would pay the following expense on each $1,000 invested, assuming 5% annual return on assets:

                                                          ONE  THREE FIVE   TEN
                                                          YEAR YEARS YEARS YEARS
                                                          ---- ----- ----- -----
Penn Series Money Market Fund............................ $21   $64  $110  $238
Penn Series Quality Bond Fund............................ $21   $66  $113  $243
Penn Series High Yield Bond Fund......................... $22   $68  $116  $250
Penn Series Growth Equity Fund........................... $22   $66  $114  $246
Penn Series Value Equity Fund............................ $21   $66  $113  $243
Penn Series Flexibly Managed Fund........................ $21   $66  $112  $242
Penn Series International Equity Fund.................... $25   $78  $133  $283
Penn Series Emerging Growth Fund......................... $25   $77  $132  $281

  The example is based upon data for the fiscal year ended December 31, 1996 and assumes an average Participant's Variable Account Value of approximately $8,200. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES UNDER THE CONTRACT; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

  The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. The financial data included in these tables should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

                                                           YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------
                                1996              1995              1994              1993              1992
-------------------------------------------------------------------------------------------------------------------
                                     NON-              NON-              NON-              NON-              NON-
                            QUAL     QUAL     QUAL     QUAL     QUAL     QUAL     QUAL     QUAL     QUAL     QUAL
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period....    $32.596 $32.327   $26.102 $25.887   $28.766 $28.528   $25.906 $25.692   $24.756 $24.552
Accumulation Unit Value,
 end of period..........    $38.550 $38.235   $32.596 $32.327   $26.102 $25.887   $28.766 $28.528   $25.906 $25.692
Number of Accumulation
 Units outstanding, end
 of period..............  1,830,081 620,903 1,991,646 674,290 2,119,836 717,328 2,042,023 685,110 2,004,015 669,679

                                                           YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------
                                1991              1990              1989              1988              1987
-------------------------------------------------------------------------------------------------------------------
                                     NON-              NON-              NON-              NON-              NON-
                            QUAL     QUAL     QUAL     QUAL     QUAL     QUAL     QUAL     QUAL     QUAL     QUAL
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period....    $18.605 $18.451   $21.204 $21.029   $16.356 $16.221   $14.702 $14.581   $14.145 $14.029
Accumulation Unit Value,
 end of period..........    $24.756 $24.552   $18.605 $18.451   $21.204 $21.029   $16.356 $16.221   $14.702 $14.581
Number of Accumulation
 Units outstanding, end
 of period..............  1,680,322 518,717 1,470,210 439,287 1,284,583 333,486 1,309,408 360,185 1,366,286 306,559
-------------------------------------------------------------------------------------------------------------------

(a) Growth Stock Fund Subaccount prior to November 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES VALUE EQUITY FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout The Period

                                                            YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
                          1996      1995      1994      1993      1992      1991      1990      1989     1988   1987(B)
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit
 Value,
 beginning of period..    $24.928   $18.361   $18.062   $17.080   $15.058   $11.939   $13.157   $11.802  $9.226 $10.000
Accumulation Unit
 Value,
 end of period........    $30.819   $24.928   $18.361   $18.062   $17.080   $15.058   $11.939   $13.157 $11.802  $9.226
Number of Accumulation
 Units outstanding,
 end of period........  4,907,784 4,235,839 3,886,404 3,693,652 2,865,294 2,207,661 1,883,581 1,802,897 918,020 349,261
-----------------------------------------------------------------------------------------------------------------------

(a) Equity Income Fund Subaccount prior to November 1, 1992.
(b) For the period March 17, 1987 (date subaccount was established) through De-cember 31, 1987.

--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                            YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
                          1996      1995      1994      1993      1992      1991      1990      1989     1988    1987
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit
 Value, beginning of
 period...............    $42.865   $35.496   $34.514   $30.179   $27.893   $23.215   $23.712   $19.832 $16.898 $13.851
Accumulation Unit
 Value, end of period.    $49.262   $42.865   $35.496   $34.514   $30.179   $27.893   $23.215   $23.712 $19.832 $16.898
Number of Accumulation
 Units outstanding,
 end of period........  5,711,843 4,946,240 4,198,305 3,143,601 2,327,829 1,664,751 1,237,347 1,129,858 853,647 623,017
-----------------------------------------------------------------------------------------------------------------------

(a) Capital Appreciation Fund Subaccount prior to November 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                             YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                   1996      1995      1994      1993    1992(A)
--------------------------------------------------------------------------------
Accumulation Unit Value, begin-
 ning of period................    $14.434   $12.843   $13.880   $10.175 $10.000
Accumulation Unit Value, end of
 period........................    $16.659   $14.434   $12.843   $13.880 $10.175
Number of Accumulation Units
 outstanding, end of period....  4,012,762 3,388,479 3,556,098 1,847,892  92,386
--------------------------------------------------------------------------------

(a) For the period November 2, 1992 (date subaccount was established) through December 31, 1992.


--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                             YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
                            1996      1995      1994      1993      1992      1991      1990     1989    1988   1987(B)
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period....    $18.465   $15.562   $16.639   $15.088   $14.336   $12.558   $11.776 $10.580  $9.968 $10.000
Accumulation Unit Value,
 end of period..........    $18.990   $18.465   $15.562   $16.639   $15.088   $14.336   $12.558 $11.776 $10.580  $9.968
Number of Accumulation
 Units outstanding, end
 of period..............  1,664,378 1,869,975 1,890,869 1,953,188 1,357,087 1,229,163 1,075,187 769,467 274,657 130,130
-----------------------------------------------------------------------------------------------------------------------

(a) Fixed Income Fund Subaccount prior to November 1, 1992.
(b) For the period March 17, 1987 (date subaccount was established) through De-cember 31, 1987.

--------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                          YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                            1996      1995      1994      1993     1992    1991    1990    1989    1988    1987
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period....    $26.033   $22.644   $24.742   $20.918 $18.291 $13.534 $15.035 $15.325 $13.193 $13.461
Accumulation Unit Value,
 end of period..........    $29.276   $26.033   $22.644   $24.742 $20.918 $18.291 $13.534 $15.035 $15.325 $13.193
Number of Accumulation
 Units outstanding, end
 of period..............  1,185,318 1,194,944 1,264,890 1,257,271 705,414 594,530 613,408 817,147 708,838 469,236
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------
                            1996      1995     1994    1993    1992    1991    1990    1989    1988    1987
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period....    $18.148   $17.416 $17.003 $16.791 $16.491 $15.732 $14.893 $13.844 $13.089 $12.482
Accumulation Unit Value,
 end of period..........    $18.817   $18.148 $17.416 $17.003 $16.791 $16.491 $15.732 $14.893 $13.844 $13.089
Number of Accumulation
 Units outstanding, end
 of period..............  1,192,388 1,062,385 825,274 658,620 698,584 769,958 965,117 753,052 319,671 242,494
-------------------------------------------------------------------------------------------------------------

  The financial statements of the Separate Account for the year ended December 31, 1996 are included in the statement of additional information referred to on the cover page of this prospectus.

--------------------------------------------------------------------------------

  In advertisements of the Contracts and Certificates thereunder, Penn Mutual may provide information on total return performance and on annual changes in accumulation unit values. We may also provide information on "yields" and "effective yields" on investments in the Money Market Fund subaccount.
  Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the subaccount has been in existence. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable charges. We may also show average annual rates of total return, assuming other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawal at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts.)
  The "yield" on an investment in the Money Market Fund subaccount refers to the income generated by the investment over a 7-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY

The Penn Mutual Life Insurance Company ("Penn Mutual" is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. Our home office is located at The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

Penn Mutual Variable Annuity Account III was established as a separate account of Penn Mutual on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account" within the meaning of the federal securities laws.
   The Separate Account is divided into subaccounts for investment in shares of different Funds of Penn Series Funds, Inc. In addition, there are two subaccounts for investment in shares of the Growth Equity Fund of Penn Series Funds, Inc.--one for Contracts which were issued in connection with tax qualified retirement plans and one for Contracts which were not issued in connection with such plans. Income, gains and losses, realized or unrealized, of a subaccount are credited to or charged against the subaccount without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to each subaccount are not chargeable with liabilities arising out of any other business of Penn Mutual. Penn Mutual is obligated to pay all benefits and make all payments provided under the Contracts.
   Assets held in the Separate Account under a Contract are invested, at the direction of the Owner, in one or more of the following Funds of Penn Series Funds, Inc.:

GROWTH EQUITY FUND - seeks long-term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies;
VALUE EQUITY FUND - seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued considering such factors as assets, earnings, growth potential and cash flows;
FLEXIBLY MANAGED FUND - seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions; INTERNATIONAL EQUITY FUND - seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin Countries;
QUALITY BOND FUND - seeks the highest income over the long term consistent with the preservation of principal by investing primarily in marketable investment grade debt securities;
HIGH YIELD BOND FUND - seeks high current income by investing primarily in a diversified portfolio of long term high-yield fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities (see accompanying Penn Series prospectus);
MONEY MARKET FUND - seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
   Independence Capital Management, Inc., Horsham, Pennsylvania, is investment adviser to the Growth Equity, Quality Bond and Money Market Funds. OpCap Advisors (formerly Quest for Value Advisors), New York, New York, is investment adviser to the Value Equity Fund. T. Rowe Price Associates, Inc., Baltimore, Maryland, is investment adviser to the Flexibly Managed and High Yield Bond Funds. Vontobel USA Inc., New York, New York, is investment adviser to the International Equity Fund.

--------------------------------------------------------------------------------
FOR MORE INFORMATION ON PENN SERIES FUNDS, INC., SEE THE ATTACHED PENN SERIES PROSPECTUS. INVESTORS SHOULD READ THE PENN SERIES PROSPECTUS CAREFULLY BEFORE INVESTING.

   Under the Investment Company Act of 1940, as currently interpreted, Owners and persons receiving annuity payments have the right to instruct Penn Mutual as to the voting of shares of Penn Series Funds, Inc. held in the Separate Account pursuant to the Contracts. The number of shares of a Fund for which voting instructions may be given by an Owner is determined by dividing the Owner's interest in the applicable subaccount of the Separate Account by the net asset value per share of the Fund. The number of shares of a Fund for which voting instructions may be given by a person receiving annuity payments is determined by dividing the reserve allocated to the applicable subaccount by the net asset value per share of the Fund. Should the applicable law, or interpretations thereof, change so as to permit us to vote shares of the mutual funds in our own right, we may elect to do so. Further, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with federal law or interpretations thereof.
   Shares of Penn Series are sold not only to the Separate Account, but also to other separate accounts of Penn Mutual that fund benefits under variable annuity and variable life insurance contracts. See "General Information" in the Penn Series prospectus for a discussion of possible risks associated with the sale of shares to other separate accounts.

--------------------------------------------------------------------------------
THE CONTRACT

The Owner determines (1) the amount and frequency of the purchase payments to be made to Penn Mutual, (2) the Funds of Penn Series Funds, Inc. in which the purchase payments are invested, (3) transfers among subaccounts of the Separate Account and to the fixed account provided under the Contract, (4) the form of annuity to be paid after the accumulation period, (5) the beneficiary to whom death benefits are to be paid, and (6) the amount and frequency of withdrawals from the Participant's Variable Account Value.
   During the annuity period, the person entitled to the annuity may transfer annuity values among subaccounts of the Separate Account. Further, if the annuity is for a specified number of years (under Option 1 in the Contract), the person entitled to the annuity may withdraw the present value of annuity payments remaining to be paid.
   Upon death of the Participant prior to the Annuity Date, the beneficiary will receive the death benefit in a lump sum (or in the form of an annuity under some circumstances).
   The Contracts may be amended at any time to conform to applicable laws or governmental regulations. If, in our judgment, investment in any of the Penn Series Funds becomes inappropriate to the purposes of the Contracts, we may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another fund for existing and future investments.
   Owner inquiries may be made by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call, toll free, 1-800-523-0650.

--------------------------------------------------------------------------------
PURCHASES

   A completed application for participation in a Contract, together with a check for the first purchase payment, is forwarded to our service office. Normally, a completed application form received at our service office will be accepted within two business days. If an incomplete application is not completed and acted upon within five business days, the purchase payment will be returned unless the Owner requests that we retain it while he or she completes the application. All subsequent purchase payments are sent directly to our service office.
   The minimum purchase for a Participant is $25 (or such lesser amounts we may establish). Total purchase payments in a calendar year for a Participant may not exceed $1,000,000 without our consent.
   Purchase payments are credited to a Participant's Variable Account in the form of Accumulation Units of the subaccount selected. The number of Accumulation Units credited is determined by dividing the purchase payment by the value of the Accumulation Unit at the end of the valuation period in which the purchase payment is received at our service office or, in a case of the first purchase payment, is accepted by us.
   The principal underwriter of the Contracts and Certificates (under federal securities laws) is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044 and CBL Equities, Inc., Twenty-Sixth Century Boulevard, Nashville, TN 37214. Hornor, Townsend & Kent, Inc. is a wholly owned subsidiary of Penn Mutual. CBL Equities, Inc. is a wholly owned subsidiary of Willis Corroon Corporation.

--------------------------------------------------------------------------------
ACCUMULATION UNITS

   For each subaccount of the Separate Account the value of an Accumulation Unit was set at $10 when the subaccount was established. The value of an Accumulation Unit may increase or decrease from one valuation period to the next.
   A valuation period is the period from one valuation to the next. Valuation is performed each day the New York Stock Exchange is open for trading.
   The value of an Accumulation Unit for a valuation period is determined by multiplying the value of an Accumulation Unit for the prior valuation period by the net investment factor for the subaccount for the valuation period.
   The net investment factor is a measure of (1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charges assessed against the subaccount. Under current law, no taxes are levied against income or gain from investments held in a subaccount.

--------------------------------------------------------------------------------
ANNUITY PAYMENTS

   The Owner may choose (1) an annuity for a specified number of years (not less than 5 or more than 30), (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor annuity or (5) such other form of annuity as we may agree upon. Annuity Payments do not start until an annuity option is chosen by the Owner.
   The level of the annuity payments are determined by various factors, including the form of annuity chosen, the age and expected duration of the annuity period, the performance of the applicable investment accounts, and the annuity purchase rates and charges specified in the Contract.
   The mortality and expense risk charges specified in the Contracts are assessed during both the accumulation and annuity pay-out phases of the Contract. We continue to assess the charges during payment of a variable annuity not involving a life contingency although we no longer bear any mortality risk on such payment obligation.
   The annuity purchase rates assume an investment return of 4%. If the investment return on a share of the applicable Penn Series Fund is greater than 4%, the level of the annuity payments increases. If the investment return is less than 4%, the level of the annuity payments decreases.
   The Annuity Date selected by the Owner may not be later than the first day of the next month after the Annuitant's 85th birthday. Annuity payments will be made on the first day of each month starting with the Annuity Date. The Owner may change the annuity option or Annuity Date by giving written notice at our service office at least 30 days prior to the Annuity Date.
   If the Participant's Variable Account Value is less than $2,000, we may elect to pay such amount in lump sum in place of an annuity. Annuity payments generally are made monthly; however, if any payment would be less than $50, we may change the frequency so that payments are at least $50 each.

--------------------------------------------------------------------------------
PAYMENT ON DEATH

   If the Participant dies prior to the Annuity Date, we will pay the beneficiary the greater of the sum of all purchase payments, adjusted for withdrawals and Contract transfers, or the Participant's Variable Account Value for the valuation period in which proof of death and any other required information needed to make payment is received at our service office. Payment will be in a lump sum. In lieu of receiving a lump sum payment, the beneficiary may elect an annuity option, provided that payment is made within five years or payment commences within one year of death and is made over the beneficiary's life or over a period not longer than the beneficiary's life expectancy. If the beneficiary is the Participant's spouse, the beneficiary may elect an annuity option that was available to the deceased Participant. "Proof of death" in the foregoing means a death certificate or other official document establishing death.
   If the Participant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in lump sum the present value of the remaining payments.

--------------------------------------------------------------------------------
TRANSFERS

   The Owner or person entitled to the annuity may transfer Accumulation and Annuity Unit values from one subaccount of the Separate Account to another, subject to a limit of four transfers during a calendar year.

   The Owner may transfer all or part of the Participant's Variable Account Value to the fixed account provided under the Contract, subject to the following conditions. No more than four such transfers may be made in a calendar year. A written request (or, if authorized, a telephone request) must be received at our service office, and all applicable requirements for transfer must be met, prior to death of the Participant. No transfer may be made after the thirtieth day before the Annuity Date. The minimum transfer amount is $250 and for a partial transfer the remaining balance in the Participant's Variable Account must be $250. The Separate Account and Penn Mutual will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a telephone transfer.
   The Owner may transfer amounts from the fixed account to the Participant's Variable Account to the extent provided in the fixed account provisions of the Contract.

--------------------------------------------------------------------------------
WITHDRAWALS

   Prior to the earlier of the death of the Participant or the Annuity Date, the Owner may withdraw all or part of the Participant's Variable Account Value. After the Annuity Date, an Owner who has chosen an annuity for a specified number of years under Option 1 of the Contract (or other person receiving such annuity), may withdraw the present value of the annuity. Withdrawals will be based on values at the end of the valuation period in which the written request for withdrawal (and the Certificate, in case of full withdrawal) are received at our service office. Payment will normally be made within seven days of receipt of the written request and the Certificate, if required. A partial withdrawal must be at least $250 and the remaining Participant's Variable Account Value must be at least $250.
   With respect to Contracts qualifying under Section 403(b) of the Internal Revenue Code, there are certain restrictions on withdrawals. Withdrawals attributable to purchase payments made after December 31, 1988 pursuant to a salary reduction agreement may be made only if the Owner is over the age of 59 1/2, leaves the employment of the employer, dies or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). The restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance dated November 28, 1988. Penn Mutual will comply with the conditions set forth in that letter.

--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

   We reserve the right to defer a withdrawal, a transfer of values or annuity payments if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
DEDUCTIONS AND EXPENSES

   Each year on the date specified in the Certificate (and on the date the Participant's Variable Account Value is withdrawn in full if other than the date specified), we deduct a variable account administration charge of $30 from the Participant's Variable Account Value. This charge is made to reimburse us for expenses relating to administration of the Contracts and is made by canceling Accumulation Units credited to the Participant's Variable Account.
   We deduct a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. This charge is made to compensate us for the risk of guaranteeing not to increase the contract administration charge regardless of actual administrative costs.
   We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 10, 1990 the charge was 0.8%). This charge is to compensate us for the mortality guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under the Contract.
   A contingent deferred sales charge may be deducted in the event of full or partial withdrawal of the Participant's Variable Account Value or withdrawal of the present value of remaining annuity payments. This charge is made to cover sales expenses that we have incurred. Sales expenses which are not covered by the deferred sales charge are paid from the surplus of Penn Mutual, which may include proceeds from the expense and mortality risk charges.
   If the contingent deferred sales charge applies, it will be 5% of the amount withdrawn and will be made by canceling Accumulation Units credited to the Participant's Variable Account. No charge will be made on a withdrawal if the Participant has provided due proof of disability. Further, no charge will be made on that portion of the first withdrawal made during an enrollment year that does not exceed the following percentages of the sum of the Participant's Variable Account Value and the Participant's fixed account value under the
Contract:

          PARTICIPANT'S
          ENROLLMENT YEAR          PERCENTAGE
  -------------------------------------------
           Second through Seventh     10%
  -------------------------------------------
           Eighth                     25%
  -------------------------------------------
           Ninth                      50%
  -------------------------------------------
           Tenth                      75%
  -------------------------------------------

   No charge will be made on any withdrawal after the Participant has been enrolled for ten years.
   Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Any premium taxes payable will be deducted at the Annuity Date. Currently, they range from 0% to 3.5%.

--------------------------------------------------------------------------------
THE FIXED INTEREST OPTIONS

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN PENN MUTUAL'S GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE GENERAL ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. THE GENERAL ACCOUNT AND ANY INTERESTS HELD IN THE GENERAL ACCOUNT ARE THEREFORE NOT SUBJECT TO THE PROVISIONS OF THESE ACTS. PENN MUTUAL HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. DISCLOSURE REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN THIS PROSPECTUS.
   Owners of Contracts may allocate or transfer all or part of the Participants' Variable Account to one or more of the following fixed interest options in the Fixed Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; and (3) the Three Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account and the Three Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month and thirty-six month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than the 52 week Treasury Bill discount rate obtained from the most recent regularly scheduled auction.
   Owners may transfer Fixed Account funds to the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account during the period for which an interest rate is guaranteed. In no event will the premature withdrawal charge invade the Participant's principal investment in the applicable fixed interest option. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in Penn Mutual's general account is not feasible.
   Participants under Contracts qualifying under Section 403(b) of the Internal Revenue Code may be able to borrow against a portion of the amount credited to them under the Contract, provided the loan privilege has been approved in the applicable state. The loan will be made from the general account of Penn Mutual. Because the prospectus generally is limited to describing the variable portion of the Contract, you should review the Contract loan endorsement or consult your Penn Mutual representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments. The following paragraphs describe how exercise of the loan privilege may relate to the Participant's Variable Account Value.
   First, at the time a contract loan is made and in accordance with the Participant's direction, an amount equal to the initial loan amount will be transferred from the Contract's investment options to an account in Penn Mutual's general account called the "Restricted Account." Amounts transferred from investment options to the Restricted Account will not participate in the investment experience of those investment options. Amounts transferred to the Restricted Account will generally earn interest at a rate 3 percentage points less than the rate of interest charged on the loan.
   Second, on the anniversary of the Participant's participation in the Contract, the accrued interest in the Restricted Account will be transferred to the Participant's investment options in accordance with the Participant's current payment allocation instructions.
   Third, loan repayments, which are due quarterly, will result in the transfer of an amount equal to the principal portion of the repayment from the Restricted Account to the Fixed Holding Account. Participant may then transfer amounts from the Fixed Holding Account to the other investment options offered under the Contract.
   Fourth, if a payment or the entire loan is in default as defined in the Contract, Penn Mutual will report the amount of the default to the Internal Revenue Service as a taxable distribution and, if the Participant is under age 59 1/2, as a premature distribution. Subject to restrictions in Section 403(b) of the Code, the amount of any missed payment, plus interest, or the entire loan balance, plus interest, if the entire loan is in default, plus any applicable contingent deferred sales charge, will be withdrawn by Penn Mutual from the Contract's investment options in the following order: (a) Fixed Holding Account; (b) One Year Guaranteed Account; (c) pro rata from the Subaccounts of the Variable Account; and (d) Three Year Guaranteed Account. The net proceeds from the withdrawal will be used to repay the loan. If a withdrawal is restricted under the Code, the outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. Thus, when an event takes place which makes withdrawal from the Contract permissible under the Code, such as attainment of age 59 1/2, disability or death, the Contract will be checked to determine if there is an outstanding loan balance for which one or more payments have been missed. If so, funds necessary to pay the overdue amount, plus any applicable contingent deferred sales charge, will be withdrawn from the Contract's investment options in the order set forth in the preceding paragraph. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.
   Loans are subject to the terms of the Contract, the Code and the Employee Retirement Income Security Act of 1974, all of which may impose restrictions. Penn Mutual reserves the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

The following brief discussion of federal income tax considerations is based on the law in effect on the date of this prospectus. The Government Accounting Office and the Treasury Department have submitted congressionally mandated studies of the tax treatment of life insurance and annuities. Whether these studies will result in any subsequent legislative changes in the tax treatment of annuity contracts is uncertain. It is anticipated, however, that any legislative changes will be prospective in nature.
   Under current law, no federal income taxes are imposed on increases in the value of a Participant's Variable Account until distribution occurs, either in the form of a withdrawal or death benefit or as annuity payments under an annuity option.
   For a withdrawal or death benefit, the taxable portion is generally the amount in excess of the cost basis of the Participant's Variable Account. Amounts withdrawn by the Owner or received as a death benefit by the designated beneficiary are treated first as taxable income to the extent of the excess of the Participant's Variable Account Value over the purchase payments made by or on behalf of the Participant. Such taxable portion is taxed at ordinary income tax rates. Designation of a beneficiary who is either 37 1/2 years younger than the Owner or a grandchild of the Owner may have Generation Skipping Transfer Tax consequences under Section 2601 of the Internal Revenue Code.
   For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio of the cost basis of the Participant's Variable Account (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.
   An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. There will be no additional income tax on early withdrawals which are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a beneficiary, or on withdrawals made on or after age 59 1/2. There also will be no additional tax on distributions made after death or on withdrawals attributable to disability. Further, there will be no additional tax on distributions within certain other exceptions to the general rule.
   The transfer of a Participant's Variable Account for less than adequate consideration may result in the transferor incurring tax. The taxable portion would be the Participant's Variable Account Value at the time of transfer over the investment in the Account at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.
   Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.
   Section 817(h) of the Internal Revenue Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the Funds of Penn Series, intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectus for Penn Series.
   The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued certain of the Contracts may need to be modified to comply with them.
   The Contracts may be used in connection with retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code, or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.
   For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before participating in a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.
   Generally, under a nonqualified annuity or individual retirement annuity qualified under Section 408(b), unless the Participant elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory 20% federal income tax withholding, unless an election is made to make a direct transfer to another eligible retirement plan. (Depending upon applicable State law, however, mandatory withholding may not apply to distributions from a Section 403(b) annuity plan maintained by a State or local government until 1994.) Distributions from a Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.
   It should be understood that the foregoing description of federal income taxes is not exhaustive and that special rules and considerations may be applicable. For further information, a prospective purchaser should consult qualified tax counsel.

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 1997
--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PHILADELPHIA, PA 19172 . TELEPHONE (215) 956-8000
--------------------------------------------------------------------------------

  This statement of additional information is not a prospectus. It should be read in conjunction with the current prospectus for Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts or the current prospectus for Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts, both dated May 1, 1997. The Contracts are funded through
Penn Mutual Variable Annuity Account III (referred to herein as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call, toll free, 1-800-523-0650.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS..................................................  B-2
  First Variable Annuity Payment...........................................  B-2
  Subsequent Variable Annuity Payments.....................................  B-2
  Annuity Units............................................................  B-2
  Value of Annuity Units...................................................  B-2
  Net Investment Factor....................................................  B-2
  Assumed Interest Rate....................................................  B-3
  Valuation Period.........................................................  B-3
--------------------------------------------------------------------------------
PERFORMANCE DATA...........................................................  B-4
  Average Annual Total Return..............................................  B-4
  Annual Changes in Accumulation Unit Values............................... B-11
  Yields (Money Market Fund)............................................... B-11
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES................................. B-12
--------------------------------------------------------------------------------
CUSTODIAN.................................................................. B-12
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS.................................................... B-12
--------------------------------------------------------------------------------
LEGAL MATTERS.............................................................. B-13
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS....................................................... B-13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS

--------------------------------------------------------------------------------
FIRST VARIABLE ANNUITY PAYMENT

  The dollar amount of the first monthly annuity payment will be determined by applying the net contract or variable account value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts and the Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

  The United States Supreme Court has ruled that life annuity payments under an employer's retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

--------------------------------------------------------------------------------
SUBSEQUENT VARIABLE ANNUITY PAYMENTS

  The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------
ANNUITY UNITS

  For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the annuity date. The number will not change as a result of investment experience.

--------------------------------------------------------------------------------
VALUE OF ANNUITY UNITS

  For each subaccount selected, the value of an annuity unit was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize the assumed interest rate of 4% included in the annuity tables.

--------------------------------------------------------------------------------
NET INVESTMENT FACTOR

  For any subaccount the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):
WHERE (A) IS:
  The net asset value per share of the Fund held in the subaccount, as of the end of the valuation period plus
  The per share amount of any dividend or capital gain distributions by the Fund if the "ex-dividend" date occurs in the valuation period plus or minus
  A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (B) IS:
  The net asset value per share of the Fund held in the subaccount as of the end of the last prior valuation period plus or minus
  The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).
WHERE (C) IS:
  The sum of the daily expense risk charge and the daily mortality risk charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the Separate Account.

-------------------------------------------------------------------------------
ASSUMED INTEREST RATE

  A 4% assumed annual interest rate is included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is 4% on an annual basis, annuity payments will be level.

-------------------------------------------------------------------------------
VALUATION PERIOD

  Valuation period is the period from one valuation to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

--------------------------------------------------------------------------------
PERFORMANCE DATA

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN

  The returns calculated below reflect a hypothetical return as if the Separate Account had invested in the underlying funds for the indicated periods. However, certain of the funds were not offered to the Separate Account until the effective date of this registration statement.
  Tables 1A, 1B, 1C and 1D show the average annual rates of total return on hypothetical investments of $1,000, through the Separate Account, in Funds of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger and Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc., for periods ended December 31, 1996, and assume withdrawal of the investments at the end of the period.

TABLE 1A -- DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACTS
(ASSUMING NO PURCHASE PAYMENTS MADE AFTER FIRST CONTRACT YEAR)

                                                 AVERAGE ANNUAL TOTAL RETURN
                            ---------------------------------------------------------------------
                                                                                   FROM INCEPTION
                            INCEPTION    ONE YEAR      FIVE YEARS     TEN YEARS     DATE THROUGH
FUND (MANAGER)                DATE*   ENDED 12/31/96 ENDED 12/31/96 ENDED 12/31/96    12/31/96
--------------              --------- -------------- -------------- -------------- --------------
Growth Equity
 Qualified Plans (a)......  08/11/83      10.41%          8.29%         10.26%         10.35%
 Nonqualified Plans (a)...  06/01/83      10.41%          8.29%         10.26%         10.12%
 (Independence Capital
  Management, Inc.)
Value Equity (a)..........  03/17/87      15.40%         14.39%          N/A           11.70%
 (OpCap)
Small Capitalization (a)..  03/01/95      10.76%          N/A            N/A           12.79%
 (OpCap)
Flexibly Managed (a)......  07/31/84       6.99%         10.85%         13.12%         13.34%
 (T. Rowe Price Associ-
  ates, Inc.)
International Equity (a)..  11/01/92       7.78%          N/A            N/A           11.95%
 (Vontobel USA, Inc.)
Quality Bond (a)..........  03/17/87      -3.80%          5.05%          N/A            6.62%
 (Independence Capital
  Management, Inc.)
High Yield Bond (a).......  08/06/84       5.16%          9.09%          7.91%          8.91%
 (T. Rowe Price Associ-
  ates, Inc.)
Capital Appreciation Port-
 folio (b)..................11/20/87     -11.68%          3.90%          N/A            9.17%
 (American Century Invest-
  ment Management, Inc.)
Balanced Portfolio (c)....  02/28/89      -1.21%          5.99%          N/A            8.74%
 (Neuberger & Berman)
Limited Maturity Bond (c).  09/10/84      -3.52%          3.41%          5.33%          6.94%
 (Neuberger & Berman)
Partners Fund (c).........  03/22/94      20.19%          N/A            N/A           18.53%
 (Nerberger & Berman)
Equity Income (d).........  10/09/86       5.64%         15.63%         12.17%         11.87%
 (Fidelity Investments)
Growth Portfolio (d)......  10/09/86       5.99%         12.98%         13.62%         13.30%
 (Fidelity Investments)
Asset Manager (e).........  09/06/89       6.02%          9.24%          N/A           10.29%
 (Fidelity Investments)
Index 500 (e).............  08/27/92      13.82%          N/A            N/A           15.18%
 (Fidelity Investments)

-------
*Represents the date the underlying fund was established.
(a)Penn Series Funds, Inc.
(b)American Century Variable Portfolios, Inc.
(c)Neuberger and Berman Advisers Management Trust
(d)Fidelity Investments' Variable Insurance Products Fund
(e)Fidelity Investments' Variable Insurance Products Fund II

--------------------------------------------------------------------------------
TABLE 1B -- DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACTS
(ASSUMING PURCHASE PAYMENTS MADE AFTER FIRST CONTRACT YEAR)

                                              AVERAGE ANNUAL TOTAL RETURN
                         ---------------------------------------------------------------------
                                                                                FROM INCEPTION
                         INCEPTION    ONE YEAR      FIVE YEARS     TEN YEARS    DATE THROUGH
FUND (MANAGER)             DATE*   ENDED 12/31/96 ENDED 12/31/96 ENDED 12/31/96    12/31/96
--------------           --------- -------------- -------------- -------------- --------------
Growth Equity
 Qualified Plans (a).... 08/11/83      10.41%          8.18%         10.16%         10.35%
 Nonqualified Plans (a). 06/01/83      10.41%          8.18%         10.16%         10.12%
 (Independence Capital
  Management, Inc.)
Value Equity (a)........ 03/17/87      15.40%         14.28%          N/A           11.60%
 (OpCap)
Small Capitalization
 (a).................... 03/01/95      10.76%          N/A            N/A           12.79%
 (OpCap)
Flexibly Managed (a).... 07/31/84       6.99%         10.74%         13.02%         13.34%
 (T. Rowe Price Associ-
  ates, Inc.)
International Equity
 (a).................... 11/01/92       7.78%          N/A            N/A           11.83%
 (Vontobel USA, Inc.)
Quality Bond (a)........ 03/17/87      -3.80%          4.96%          N/A            6.52%
 (Independence Capital
  Management, Inc.)
High Yield Bond (a)..... 08/06/84       5.16%          8.99%          7.82%          8.91%
 (T. Rowe Price Associ-
  ates, Inc.)
Capital Appreciation
 Portfolio (b).......... 11/20/87     -11.68%          3.81%          N/A            9.06%
 (American Century In-
  vestment Management,
  Inc.)
Balanced Portfolio (c).. 02/28/89      -1.21%          5.89%          N/A            8.49%
 (Neuberger & Berman)
Limited Maturity Bond
 (c).................... 09/10/84      -3.52%          3.31%          5.23%          6.94%
 (Neuberger & Berman)
Partners Fund (c)....... 03/22/94      20.19%          N/A            N/A           18.53%
 (Neuberger & Berman)
Equity Income (d)....... 10/09/86       5.64%         15.52%         12.06%         11.87%
 (Fidelity Investments)
Growth Portfolio (d).... 10/09/86       5.99%         12.88%         13.52%         13.30%
 (Fidelity Investments)
Asset Manager (e)....... 09/06/89       6.02%          9.14%          N/A           10.01%
 (Fidelity Investments)
Index 500 (e)........... 08/27/92      13.82%          N/A            N/A           15.06%
 (Fidelity Investments)

-------
 *Represents the date the underlying fund was established.
(a)Penn Series Funds, Inc.
(b)American Century Variable Portfolios, Inc.
(c)Neuberger and Berman Advisers Management Trust
(d)Fidelity Investments' Variable Insurance Products Fund
(e)Fidelity Investments' Variable Insurance Products Fund II

--------------------------------------------------------------------------------
TABLE 1C -- DIVERSIFIER II VARIABLE CONTRACT

                                              AVERAGE ANNUAL TOTAL RETURN
                         ---------------------------------------------------------------------
                                                                                FROM INCEPTION
                         INCEPTION    ONE YEAR      FIVE YEARS     TEN YEARS    DATE THROUGH
FUND (MANAGER)             DATE*   ENDED 12/31/96 ENDED 12/31/96 ENDED 12/31/96    12/31/96
--------------           --------- -------------- -------------- -------------- --------------
Growth Equity
 Qualified Plans (a).... 08/11/83      12.86%          8.16%         10.05%         10.35%
 Nonqualified Plans (a). 06/01/83      12.86%          8.16%         10.05%         10.12%
 (Independence Capital
  Management, Inc.)
Value Equity (a)........ 03/17/87      18.19%         14.44%          N/A           11.51%
 (OpCap)
Small Capitalization
 (a).................... 03/01/95      13.21%          N/A            N/A           13.83%
 (OpCap)
Flexibly Managed (a).... 07/31/84       9.23%         10.80%         12.95%         13.34%
 (T. Rowe Price Associ-
  ates, Inc.)
International Equity
 (a).................... 11/01/92      10.05%          N/A            N/A           11.86%
 (Vontobel USA, Inc.)
Quality Bond (a)........ 03/17/87      -1.97%          4.82%          N/A            6.33%
 (Independence Capital
  Management, Inc.)
High Yield Bond (a)..... 08/06/84       7.52%          8.99%          7.66%          8.91%
 (T. Rowe Price Associ-
  ates, Inc.)
Capital Appreciation
 Portfolio (b).......... 11/20/87      -9.95%          3.62%          N/A            8.90%
 (American Century In-
  vestment Management,
  Inc.)
Balanced Portfolio (c).. 02/28/89       0.67%          5.79%          N/A            8.38%
 (Neuberger & Berman)
Limited Maturity Bond
 (c).................... 09/10/84      -1.68%          3.11%          5.01%          6.94%
 (Neuberger & Berman)
Partners Fund (c)....... 03/22/94      23.28%          N/A            N/A           19.21%
 (Neuberger & Berman)
Equity Income (d)....... 10/09/86       7.75%         15.71%         11.99%         11.87%
 (Fidelity Investments)
Growth Portfolio (d).... 10/09/86       8.13%         12.99%         13.46%         13.30%
 (Fidelity Investments)
Asset Manager (e)....... 09/06/89       8.15%          9.15%          N/A            9.92%
 (Fidelity Investments)
Index 500 (e)........... 08/27/92      16.48%          N/A            N/A           15.20%
 (Fidelity Investments)

-------
* Represents the date the underlying fund was established.
(a) Penn Series Funds, Inc.
(b) American Century Variable Portfolios, Inc.
(c) Neuberger and Berman Advisers Management Trust
(d) Fidelity Investments' Variable Insurance Products Fund
(e) Fidelity Investments' Variable Insurance Products Fund II

--------------------------------------------------------------------------------
TABLE 1D -- PENN MUTUAL OPTIMIZER GROUP VARIABLE ANNUITY CONTRACT

                                              AVERAGE ANNUAL TOTAL RETURN
                         ---------------------------------------------------------------------
                                                                                FROM INCEPTION
                         INCEPTION    ONE YEAR      FIVE YEARS     TEN YEARS    DATE THROUGH
FUND (MANAGER)             DATE*   ENDED 12/31/96 ENDED 12/31/96 ENDED 12/31/96    12/31/96
--------------           --------- -------------- -------------- -------------- --------------
Growth Equity
 Quality Plans (a)...... 08/11/83      12.54%          7.88%         10.12%         10.35%
 Nonqualified Plans (a). 06/01/83      12.54%          7.88%         10.12%         10.12%
 (Independence Capital
  Management, Inc.)
Value Equity (a)........ 03/17/87      17.62%         13.96%          N/A           11.18%
 (OpCap)
Flexibly Managed (a).... 07/31/84       9.06%         10.43%         12.98%         13.34%
 (T. Rowe Price Associ-
  ates, Inc.)
Quality Bond (a)........ 03/17/87      -1.95%          4.66%          N/A            6.12%
 (Independence Capital
  Management, Inc.)
High Yield Bond (a)..... 08/06/84       7.19%          8.68%          7.78%          8.91%
 (T. Rowe Price Associ-
  ates, Inc.)
International Equity
 (a).................... 11/01/92       9.85%          N/A            N/A           11.45%
 (Vontobel USA, Inc.)

-------
* Represents the date the underlying fund was established.
(a) Penn Series Funds, Inc.

  The average annual rates of total return shown in Tables lA, 1B, 1C and 1D are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 + T)n = ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the withdrawal value at the end of the periods shown. The contract or account administration charge is prorated among the investment options available under the contract according to the average number of contracts and accounts that have money allocated to the investment option and the sum of the average number of contracts and accounts that have money allocated to each of the investment options, except in the case of the new Fidelity Investments' investment options offered under the Diversifier II contracts. Since the Fidelity Investments' investment options were not made available until May 1, 1995, the contract administrative charge was pro-rated to those investment options by assuming that money and contracts were allocated equally among all of the investment options.

--------------------------------------------------------------------------------
  Table 2 shows the average annual rates of total return on hypothetical investments of $1,000, through the Separate Account, in Funds of the Penn
Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger and Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc., for periods ended December 31, 1996, and assumes the investments are not withdrawn at the end of the period.

TABLE 2 -- DIVERSIFIER II VARIABLE/FIXED CONTRACTS
DIVERSIFIER II VARIABLE CONTRACTS
PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACTS

                                              AVERAGE ANNUAL TOTAL RETURN
                         ---------------------------------------------------------------------
                                                                                FROM INCEPTION
                         INCEPTION    ONE YEAR      FIVE YEARS     TEN YEARS    DATE THROUGH
FUND (MANAGER)             DATE*   ENDED 12/31/96 ENDED 12/31/96 ENDED 12/31/96    12/31/96
--------------           --------- -------------- -------------- -------------- --------------
Growth Equity
 Qualified Plans (a).... 08/11/83      17.86%          8.88%         10.26%         10.35%
 Nonqualified Plans (a). 06/01/83      17.86%          8.88%         10.26%         10.12%
 (Independence Capital
  Management, Inc.)
Value Equity (a)........ 03/17/87      23.19%         15.02%          N/A           11.70%
 (OpCap)
Small Capitalization
 (a).................... 03/01/95      18.21%          N/A            N/A           16.24%
 (OpCap)
Flexibly Managed (a).... 07/31/84      14.23%         11.46%         13.12%         13.34%
 (T. Rowe Price Associ-
  ates, Inc.)
International Equity
 (a).................... 11/01/92      15.05%          N/A            N/A           12.69%
 (Vontobel USA, Inc.)
Quality Bond (a)........ 03/17/87       2.68%          5.63%          N/A            6.62%
 (Independence Capital
  Management, Inc.)
High Yield Bond (a)..... 08/06/84      12.25%          9.69%          7.91%          8.91%
 (T. Rowe Price Associ-
  ates, Inc.)
Capital Appreciation
 Portfolio (b).......... 11/20/87      -5.73%          4.48%          N/A            9.17%
 (American Century In-
  vestment Management,
  Inc.)
Balanced Portfolio (c).. 02/28/89       5.44%          6.57%          N/A            8.74%
 (Neuberger & Berman)
Limited Maturity Bond
 (c).................... 09/10/84       2.97%          3.98%          5.33%          6.94%
 (Neuberger & Berman)
Partners Fund (c)....... 03/22/94      28.28%          N/A            N/A           20.52%
 (Neuberger & Berman)
Equity Income (d)....... 10/09/86      12.75%         16.26%         12.17%         11.87%
 (Fidelity Investments)
Growth Portfolio (d).... 10/09/86      13.13%         13.60%         13.62%         13.30%
 (Fidelity Investments)
Asset Manager (e)....... 09/06/89      13.15%          9.84%          N/A           10.29%
 (Fidelity Investments)
Index 500 (e)........... 08/27/92      21.48%          N/A            N/A           15.91%
 (Fidelity Investments)

-------
*Represents the date the underlying Fund was established.
(a)Penn Series Funds, Inc. (some Funds not currently available to Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts).
(b)American Century Variable Portfolios, Inc. (not currently available to Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts).
(c)Neuberger and Berman Advisers Management Trust (not currently available to Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts).
(d)Fidelity Investments' Variable Insurance Products Fund (not currently available to Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts).
(e)Fidelity Investments' Variable Insurance Products Fund II (not currently available to Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts).

--------------------------------------------------------------------------------
  Table 3 shows the average annual rates of total return on hypothetical investments of $10,000, through the Separate Account, in Funds of the Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger and Berman Advisers Management Trust and Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc., for period ended December 31, 1996, and assumes the investments are not withdrawn at the end of the period.

TABLE 3 -- DIVERSIFIER II VARIABLE/FIXED CONTRACTS
DIVERSIFIER II VARIABLE CONTRACTS
PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACTS

                                             AVERAGE ANNUAL TOTAL RETURN
                         --------------------------------------------------------------------
                                                                               FROM INCEPTION
                         INCEPTION    ONE YEAR     FIVE YEARS     TEN YEARS    DATE THROUGH
FUND (MANAGER)             DATE*   ENDED 12/31/96 ENDED 2/31/96 ENDED 12/31/96    12/31/96
--------------           --------- -------------- ------------- -------------- --------------
Growth Equity
 Qualified Plans (a).... 08/11/83      18.22%         9.22%         10.51%         10.57%
 Nonqualified Plans (a). 06/01/83      18.22%         9.22%         10.51%         10.34%
 (Independence Capital
  Management, Inc.)
Value Equity (a)........ 03/17/87      23.58%        15.35%          N/A           11.99%
 (OpCap)
Small Capitalization
 (a).................... 03/01/95      18.25%          N/A           N/A           16.28%
 (OpCap)
Flexibly Managed (a).... 07/31/84      14.85%        11.98%         13.48%         13.66%
 (T. Rowe Price Associ-
  ates, Inc.)
International Equity
 (a).................... 11/01/92      15.37%          N/A           N/A           13.00%
 (Vontobel USA, Inc.)
Quality Bond (a)........ 03/17/87       2.82%         5.76%          N/A            6.73%
 (Independence Capital
  Management, Inc.)
High Yield Bond (a)..... 08/06/84      12.43%         9.84%          8.06%          9.03%
 (T. Rowe Price Associ-
  ates, Inc.)
Capital Appreciation
 Portfolio (b).......... 11/20/87      -5.54%         4.65%          N/A            9.31%
 (American Century In-
  vestment Management,
  Inc.)
Balanced Portfolio (c).. 02/28/89       5.54%         6.66%          N/A            8.81%
 (Neuberger & Berman)
Limited Maturity Bond
 (c).................... 09/10/84       3.00%         4.00%          5.35%          6.95%
 (Neuberger & Berman)
Partners Fund (c)....... 03/22/94      28.43%          N/A           N/A           20.66%
 (Neuberger & Berman)
Equity Income (d)....... 10/09/86      12.84%        16.34%         12.23%         11.94%
 (Fidelity Investments)
Growth Portfolio (d).... 10/09/86      13.26%        13.71%         13.70%         13.38%
 (Fidelity Investments)
Asset Manager (e)....... 09/06/89      13.17%         9.86%          N/A           10.31%
 (Fidelity Investments)
Index 500 (e)........... 08/27/92      21.63%          N/A           N/A           16.05%
 (Fidelity Investments)

-------
*Represents the date the underlying fund was established.
(a)Penn Series Funds, Inc. (some Funds not currently available to Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts).
(b)American Century Variable Portfolios, Inc. (not currently available to Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts)
(c)Neuberger and Berman Advisers Management Trust (not currently available to Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts).
(d)Fidelity Investments' Variable Insurance Products Fund (not currently available to Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts).
(e)Fidelity Investments' Variable Insurance Products Fund II (not currently available to Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts).

  The average annual rates of total return shown in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the Contract account value at the end of the periods shown, in accordance with the following formula: P(1 +
T)n = FV. In the formula, P is a hypothetical investment of $1,000 in Table 2 and $10,000 in Table 3; T is the average annual total return; n is the number of years; and FV is the Contract account value at the end of the periods shown. The contract or account administration charge is prorated among the investment options available under the contract according to the average number of contracts and accounts that have money allocated to the investment option and the sum of the average number of contracts and accounts that have money allocated to each of the investment options, except in the case of the new Fidelity Investments' investment options offered under the Diversifier II contracts. Since the Fidelity Investments' investment options were not made available until May 1, 1995, the contract administrative charge was pro-rated to those investment options by assuming that money and contracts were allocated equally among all of the investment options. The average annual rates of total returns reflect all recurring charges, but do not reflect the contingent deferred sales charge ranging from 7% to 1% in the case of the Diversifier II Variable/Fixed Contracts or the contingent deferred sales charge of 5% in the case of the Diversifier II Variable Contracts and the Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts which, if applicable, would reduce the amount that may be withdrawn under the Contract.

--------------------------------------------------------------------------------
ANNUAL CHANGES IN ACCUMULATION UNIT VALUES

  Table 4 shows the changes in values of accumulation units issued for each of the Funds of the Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger and Berman Advisers Management Trust and Fidelity Investment's Variable Insurance Product Fund and Fund II for each of the calendar years 1987 through 1996 for which the investment option was offered. Accumulation unit values do not reflect the $30 annual contract or account administration charge or the contingent deferred sales charge that may be applicable to a withdrawal from the Contract. Changes in values of accumulation units for Funds added after the commencement of 1996 are not included.

TABLE 4 -- DIVERSIFIER II VARIABLE/FIXED CONTRACTS
DIVERSIFIER II VARIABLE CONTRACT
PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACTS

                                ANNUAL RATE OF CHANGE IN ACCUMULATION UNIT VALUES
                         -------------------------------------------------------------------------
FUND (MANAGER)           1996   1995   1994    1993   1992    1991    1990    1989    1988   1987
--------------           -----  -----  -----  ------  -----  ------  ------  ------  ------  -----
Growth Equity
 Qualified Plans (a).... 18.27% 24.88%  9.26% -11.00%  4.60% -33.10%  12.30%  29.60%  11.30%  3.90%
 Nonqualified Plans (a). 18.27% 24.88%  9.26% -11.00%  4.60%  -3.10%  12.30%  29.60%  11.30%  3.90%
 (Independence Capital
  Management)
Value Equity (a)........ 23.63% 35.77%  1.65%   5.70% 13.40%  26.10%   9.30% -11.50%  27.90%   --
 (OpCap)
Small Capitalization
 (a).................... 18.26% 11.71%   N/A     N/A    N/A     N/A     N/A     N/A     N/A    --
 (OpCap)
Flexibly Managed (a).... 14.92% 20.76%  2.85%  14.40%  8.20%  20.10%   2.10% -19.60%  17.40% 22.10%
 (T. Rowe Price
  Associates, Inc.)
International Equity
 (a).................... 15.41% 13.39%  7.47% -36.40%   N/A     N/A     N/A     N/A     N/A    N/A
 (Vontobel USA, Inc.)
Quality Bond (a)........  2.84% 18.65%  6.47% -10.30%  5.20%  14.20%   6.60%  11.30%   6.10%   N/A
 (Independence Capital
  Management, Inc.)
High Yield Bond (a)..... 12.46% 14.97%  8.48% -18.30% 14.40%  35.20% -10.00%   1.90% -16.20%  -2.0%
 (T. Rowe Price Associ-
  ates, Inc.)
Money Market (a)........  3.69%  4.21%  2.43%   1.30%  1.80%   4.60%   5.60%   7.60%   5.80%  4.90%
 (Independence Capital
  Management, Inc.)
Capital Appreciation
 Portfolio (b)..........  5.51% 29.47% -2.40%    N/A    N/A     N/A     N/A     N/A     N/A    N/A
 (American Century Investment
  Management, Inc.)
Balanced Portfolio (c)..  5.56% 22.22% -4.56%    N/A    N/A     N/A     N/A     N/A     N/A    N/A
 (Neuberger & Berman)
Limited Maturity Bond
 (c)....................  3.01%  9.56% -1.39%    N/A    N/A     N/A     N/A     N/A     N/A    N/A
 (Neuberger & Berman)
Equity Income (d)....... 12.86% 19.20%   N/A     N/A    N/A     N/A     N/A     N/A     N/A    N/A
 (Fidelity Investors Re-
  search)
Growth (d).............. 13.28% 23.59%   N/A     N/A    N/A     N/A     N/A     N/A     N/A    N/A
 (Fidelity Investors Re-
  search)
Asset Manager (e)....... 13.18% 11.53%   N/A     N/A    N/A     N/A     N/A     N/A     N/A    N/A
 (Fidelity Investors Re-
  search)

-------
(a) Penn Series Funds, Inc. (some Funds not currently available to Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts).
(b) American Century Variable Portfolios, Inc. (not currently available to Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts).
(c) Neuberger and Berman Advisers Management Trust (not currently available to Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts).
(d) Fidelity Investments' Variable Insurance Products Fund (not currently available to Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts).
(e) Fidelity Investments' Variable Insurance Products Fund II (not currently available to Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts).
--------------------------------------------------------------------------------
YIELDS (MONEY MARKET FUND)

  The "yield" and "effective yield" of the Money Market Fund subaccount for the seven days ended December 31, 1996 were 3.15% and 3.20%, respectively.

  The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit of the subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of 1%. The hypothetical charge reflects deductions from Contract Owners' accounts in proportion to the length of the base period. The contract or variable account administration charge is prorated among investment options available under the contract. It is prorated according to the average number of contracts or accounts that have money allocated to the investment option in proportion to the sum of the average number of contracts or accounts that have money allocated to each of the investment options available under the same kind of contract.
  The effective yield is obtained by taking the base period return as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(base period return +
1)/365/7/]-1.
  The yields do not reflect the contingent deferred sales charge ranging from 7% to 1% in the case of the Diversifier II Variable/Fixed Contracts or 5% in the case of the Diversifier II Variable Contracts and the Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts. The deferred sales charge may or may not be applicable to a withdrawal from a Contract, depending on when the withdrawal is made.
  THE YIELDS ON AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT NORMALLY WILL FLUCTUATE ON A DAILY BASIS. THEREFORE, THE STATED YIELDS FOR ANY GIVEN PERIOD ARE NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS.

                       --------------------------------

  THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE AND IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES

Hornor, Townsend & Kent, Inc. (formerly Penn Mutual Equity Services, Inc.), a wholly owned subsidiary of Penn Mutual, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of Hornor, Townsend & Kent, Inc. is 600 Dresher Road, Horsham, PA 19044. For 1996, 1995 and 1994, Penn Mutual paid Hornor, Townsend & Kent, Inc. underwriting commissions of $403,603.91, $357,316 and $396,927 respectively.
  Hornor, Townsend & Kent, Inc. and CBL Equities, Inc. serve as principal underwriters of certificates issued under the group variable and fixed annuity contracts. CBL Equities, Inc. is a wholly owned subsidiary of Willis Corroon Corporation. The address of CBL Equities, Inc. and Willis Corroon Corporation is Twenty-Sixth Century Boulevard, Nashville, TN 37214. For 1995 and 1994, Penn Mutual paid CBL Equities, Inc. underwriting commissions of approximately, $19,896 and $25,064 respectively. For 1996, Penn Mutual paid no underwriting commissions to CBL Equities, Inc.
  Applications for combination variable and fixed annuity contracts and the variable annuity contracts and for certificates issued under group variable and fixed annuity contracts are solicited on a continuous basis by life insurance agents of Penn Mutual. The life insurance agents are broker-dealers or associated with broker-dealers under federal securities laws. Agents are paid commissions. Other allowances and overrides may also be paid. Total commissions paid on purchase payments made under the contracts will not exceed 6%.

--------------------------------------------------------------------------------
CUSTODIAN

Penn Mutual is custodian of the assets held in the Separate Account.

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

The statement of assets and liabilities of Penn Mutual Variable Annuity Account III as of December 31, 1996, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years or periods in the period then ended and the statutory statements of financial condition of The Penn Mutual Life Insurance Company as of December 31, 1996 and 1995, and the related statutory statements of operations, surplus and cash flows for the three years in the period ended December 31, 1996 included in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., independent accountants. The reports and the financial statements have been included upon the authority of said firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
LEGAL MATTERS

Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certificates.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

The financial statements of the Separate Account and Penn Mutual are set forth on the following pages. The financial statements of Penn Mutual should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contracts.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
TO THE PENN MUTUAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS
OF PENN MUTUAL VARIABLE ANNUITY ACCOUNT III:

We have audited the accompanying statement of assets and liabilities of the Penn Mutual Variable Annuity Account III [comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund-- Qualified, Growth Equity Fund--Non-Qualified, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Capital Appreciation Portfolio (formerly TCI Growth Portfolio) Equity Income Portfolio, Growth Portfolio, and Asset Manager Portfolio] as of December 31, 1996, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years or periods in the period then ended. These financial statements are the responsibility of the management of Penn Mutual Variable Annuity Account III. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Penn Mutual Variable Annuity Account III as of December 31, 1996, the results of its operations for the year then ended and its changes in net assets for each of the two years or periods in the period then ended in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
April 7, 1997

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1996

                                                                               GROWTH EQUITY
                                       MONEY MARKET  QUALITY BOND  HIGH YIELD      FUND
                             TOTAL        FUND+         FUND+      BOND FUND+   QUALIFIED+
                          ------------ ------------  ------------  ----------- -------------
INVESTMENT IN COMMON
 STOCK:
 Number of shares.......                22,338,989     3,161,674     3,895,794    3,288,732
 Identified cost........  $705,813,655 $22,338,989   $32,364,847   $37,128,722  $62,064,559
ASSETS:
 Investments at value...  $820,018,580 $22,338,989   $31,616,743   $34,711,525  $70,576,187
 Dividends receivable...        90,184      90,184             0             0            0
LIABILITIES:
 Due to (from) The Penn
  Mutual Life Insurance
  Company...............       249,086      (6,950)        9,946        10,688       22,330
                          ------------ -----------   -----------   -----------  -----------
NET ASSETS..............  $819,859,678 $22,436,123   $31,606,797   $34,700,837  $70,553,857
                          ============ ===========   ===========   ===========  ===========
Variable annuity accumu-
 lation units...........                 1,192,388     1,664,378     1,185,318    1,830,081
Accumulation unit val-
 ues....................               $     18.82   $     18.99   $     29.28  $     38.55

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                               GROWTH EQUITY
                                       MONEY MARKET  QUALITY BOND  HIGH YIELD      FUND
                             TOTAL        FUND+         FUND+      BOND FUND+   QUALIFIED+
                          ------------ ------------  ------------  ----------- -------------
INVESTMENT INCOME:
 Dividends..............  $ 20,696,055 $ 1,024,770   $ 1,970,299   $ 2,531,187  $   316,577
EXPENSE:
 Mortality and expense
  risk charges..........     9,163,988     265,455       425,420       411,546      859,446
                          ------------ -----------   -----------   -----------  -----------
 Net investment income
  (loss)................    11,532,067     759,315     1,544,879     2,119,641     (542,869)
                          ------------ -----------   -----------   -----------  -----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from redemption of
  fund shares...........       773,663           0       150,371       118,824      396,588
 Capital gains distribu-
  tions.................    37,196,249           0             0             0    7,028,128
                          ------------ -----------   -----------   -----------  -----------
 Net realized gains.....    37,969,912           0       150,371       118,824    7,424,716
 Net change in
  unrealized apprecia-
  tion (depreciation) of
  investments...........    46,904,331           0      (824,626)    1,586,645    4,297,206
                          ------------ -----------   -----------   -----------  -----------
 Net realized and
  unrealized gains
  (losses) on
  investments...........    84,874,243           0      (674,255)    1,705,469   11,721,922
                          ------------ -----------   -----------   -----------  -----------
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULT-
  ING FROM OPERATIONS...  $ 96,406,310 $   759,315   $   870,624   $ 3,825,110  $11,179,053
                          ============ ===========   ===========   ===========  ===========

-------
  + Investment in Penn Series Funds, Inc.
 ++ Investment in Neuberger & Berman Advisers Management Trust.
 +++ Investment in American Century Variable Portfolios, Inc. .(TCI Growth
     Portfolio changed to Capital Appreciation Portfolio as of May 1, 1997). ++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GROWTH EQUITY                  FLEXIBLY       SMALL      INTERNATIONAL                 LIMITED
     FUND       VALUE EQUITY   MANAGED    CAPITALIZATION    EQUITY      BALANCED    MATURITY BOND
NON-QUALIFIED+     FUND+        FUND+         FUND+          FUND+     PORTFOLIO++   PORTFOLIO++
--------------  ------------ ------------ -------------- ------------- -----------  -------------
   1,106,594       7,831,289   15,019,682      619,514      4,283,657    1,271,785      370,420
 $21,436,832    $105,851,269 $237,979,433   $7,257,726    $57,559,236  $19,552,323   $5,348,005
 $23,747,503    $151,300,503 $281,468,841   $7,762,509    $66,867,886  $20,246,811   $5,204,400
           0               0            0            0              0            0            0
       7,514          46,378       88,525        2,414         20,416        6,214        1,620
 -----------    ------------ ------------   ----------    -----------  -----------   ----------
 $23,739,989    $151,254,125 $281,380,316   $7,760,095    $66,847,470  $20,240,597   $5,202,780
 ===========    ============ ============   ==========    ===========  ===========   ==========
     620,903       4,907,784    5,711,843      587,385      4,012,762    1,535,496      459,223
 $     38.23    $      30.82 $      49.26   $    13.21    $     16.66  $     13.18   $    11.33

--------------------------------------------------------------------------------

GROWTH EQUITY                  FLEXIBLY       SMALL      INTERNATIONAL                 LIMITED
     FUND       VALUE EQUITY   MANAGED    CAPITALIZATION    EQUITY      BALANCED    MATURITY BOND
NON-QUALIFIED+     FUND+        FUND+         FUND+          FUND+     PORTFOLIO++   PORTFOLIO++
--------------  ------------ ------------ -------------- ------------- -----------  -------------
 $   106,593    $  1,663,053 $  9,100,274   $   42,157    $ 2,936,044  $   444,255   $  448,138
     289,682       1,625,718    3,146,150       58,254        739,842      251,577       67,309
 -----------    ------------ ------------   ----------    -----------  -----------   ----------
    (183,089)         37,335    5,954,124      (16,097)     2,196,202      192,678      380,829
 -----------    ------------ ------------   ----------    -----------  -----------   ----------
     163,021           5,973        9,970        1,484          4,504       11,456       12,163
   2,366,416       6,210,011   11,871,325      290,281      2,203,993    2,470,491            0
 -----------    ------------ ------------   ----------    -----------  -----------   ----------
   2,529,437       6,215,984   11,881,295      291,765      2,208,497    2,481,947       12,163
   1,444,325      20,554,315   16,655,730      511,160      4,008,191   (1,619,401)    (235,270)
 -----------    ------------ ------------   ----------    -----------  -----------   ----------
   3,973,762      26,770,299   28,537,025      802,925      6,216,688      862,546     (223,107)
 -----------    ------------ ------------   ----------    -----------  -----------   ----------
 $ 3,790,673    $ 26,807,634 $ 34,491,149   $  786,828    $ 8,412,890  $ 1,055,224   $  157,722
 ===========    ============ ============   ==========    ===========  ===========   ==========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1996 (CONT'D)

                           CAPITAL
                         APPRECIATION  EQUITY INCOME    GROWTH     ASSET MANAGER
                         PORTFOLIO+++  PORTFOLIO++++ PORTFOLIO++++ PORTFOLIO++++
                         ------------  ------------- ------------- -------------
INVESTMENT IN COMMON
 STOCK
 Number of shares.......    2,833,733     1,598,747     1,178,494      285,842
 Identified cost........ $ 27,573,607   $30,533,269   $34,415,869   $4,408,969
ASSETS:
 Investments at value... $ 29,017,423   $33,621,652   $36,698,309   $4,839,299
 Dividends receivable...            0             0             0            0
LIABILITIES:
 Due to (from) The Penn
  Mutual Life Insurance
  Company...............       17,285        10,389        10,822        1,495
                         ------------   -----------   -----------   ----------
NET ASSETS.............. $ 29,000,138   $33,611,263   $36,687,487   $4,837,804
                         ============   ===========   ===========   ==========
 Variable annuity accu-
  mulation units........    2,183,381     2,498,343     2,620,543      383,267
 Accumulation unit val-
  ues................... $      13.28   $     13.45   $     14.00   $    12.62

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1996 (CONT'D.)

                           CAPITAL
                         APPRECIATION  EQUITY INCOME    GROWTH     ASSET MANAGER
                         PORTFOLIO+++  PORTFOLIO++++ PORTFOLIO++++ PORTFOLIO++++
                         ------------  ------------- ------------- -------------
INVESTMENT INCOME:
 Dividends.............. $          0   $    15,452   $    30,496   $   66,760
EXPENSE:
 Mortality and expense
  risk charges..........      387,639       279,844       314,679       41,427
                         ------------   -----------   -----------   ----------
 Net investment income
  (loss)................     (387,639)     (264,392)     (284,183)      25,333
                         ------------   -----------   -----------   ----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from redemption of
  fund
  shares................      (95,467)       (2,032)       (5,088)       1,896
 Capital gains distribu-
  tions.................    3,487,573       442,968       770,015       55,048
                         ------------   -----------   -----------   ----------
 Net realized gains.....    3,392,106       440,936       764,927       56,944
 Net change in
  unrealized apprecia-
  tion (depreciation) of
  investments...........   (4,797,632)    2,674,214     2,293,958      355,516
                         ------------   -----------   -----------   ----------
 Net realized and
  unrealized gains
  (losses) on
  investments...........   (1,405,526)    3,115,150     3,058,885      412,460
                         ------------   -----------   -----------   ----------
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULT-
  ING FROM OPERATIONS... $ (1,793,165)  $ 2,850,758   $ 2,774,702   $  437,793
                         ============   ===========   ===========   ==========

-------
  + Investment in Penn Series Funds, Inc.
 ++ Investment in Neuberger & Berman Advisers Management Trust.
 +++ Investment in American Century Variable Portfolios, Inc. (TCI Growth Port-
     folio changed to Capital Appreciation Portfolio as of May 1, 1997).
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS FOR - THE YEARS ENDED DECEMBER 31, 1996 AND 1995

                                   TOTAL                MONEY MARKET FUND+        QUALITY BOND FUND+
                         --------------------------  -------------------------  ------------------------
                             1996          1995          1996         1995         1996         1995
                         ------------  ------------  ------------  -----------  -----------  -----------
OPERATIONS:
 Net investment income
  (loss)...............  $ 11,532,067  $  8,441,912  $    759,315  $   648,003  $ 1,544,879  $ 1,562,124
 Net realized gain
  (loss) from
  investment
  transactions.........    37,969,912    24,670,608             0            0      150,371       71,119
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments..........    46,904,331    69,875,494             0            0     (824,626)   3,759,594
                         ------------  ------------  ------------  -----------  -----------  -----------
Net increase in net as-
 sets resulting from
 operations............    96,406,310   102,988,014       759,315      648,003      870,624    5,392,837
                         ------------  ------------  ------------  -----------  -----------  -----------
VARIABLE ANNUITY ACTIV-
 ITIES:
 Purchase payments
  under variable
  annuity contracts....   251,158,386    77,587,218    27,162,076    8,771,642    6,765,457    2,453,615
 Surrender benefits....   (50,680,346)  (34,698,835)   (4,072,749)  (1,708,626)  (3,808,199)  (2,011,032)
 Net transfers.........   (80,968,012)   20,273,647   (20,416,508)  (2,665,534)  (6,221,731)    (280,451)
 Death benefits........    (2,139,229)   (2,369,383)     (142,708)     (34,313)    (115,236)    (184,002)
 Contract administra-
  tion charges.........      (743,327)     (642,187)      (17,054)     (16,259)     (29,245)     (31,981)
 Deferred sales
  charges..............      (771,701)     (672,390)      (41,242)     (27,491)     (62,768)     (47,106)
 Annuity benefits......    (2,442,928)   (1,281,020)      (75,424)     (59,711)    (320,805)    (189,666)
                         ------------  ------------  ------------  -----------  -----------  -----------
Net increase (decrease)
 in net assets result-
 ing from variable an-
 nuity activities......   113,412,843    58,197,050     2,396,391    4,259,708   (3,792,527)    (290,623)
                         ------------  ------------  ------------  -----------  -----------  -----------
  Total increase (de-
   crease) in net as-
   sets................   209,819,153   161,185,064     3,155,706    4,907,711   (2,921,903)   5,102,214
NET ASSETS:
 Beginning of period...   610,040,525   448,855,461    19,280,417   14,372,706   34,528,700   29,426,486
                         ------------  ------------  ------------  -----------  -----------  -----------
 END OF PERIOD.........  $819,859,678  $610,040,525  $ 22,436,123  $19,280,417  $31,606,797  $34,528,700
                         ============  ============  ============  ===========  ===========  ===========
                                                       GROWTH EQUITY FUND+        GROWTH EQUITY FUND+
                           HIGH YIELD BOND FUND+            QUALIFIED                NON-QUALIFIED
                         --------------------------  -------------------------  ------------------------
                             1996          1995          1996         1995         1996         1995
                         ------------  ------------  ------------  -----------  -----------  -----------
OPERATIONS:
 Net investment income
  (loss)...............  $  2,119,641  $  2,318,049  $   (542,869) $  (532,434) $  (183,089) $  (174,240)
 Net realized gain
  (loss) from
  investment
  transactions.........       118,824       128,692     7,424,716    8,927,236    2,529,437    2,876,393
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments..........     1,586,645     1,679,183     4,297,206    5,026,395    1,444,325    1,712,271
                         ------------  ------------  ------------  -----------  -----------  -----------
Net increase in net as-
 sets resulting from
 operations............     3,825,110     4,125,924    11,179,053   13,421,197    3,790,673    4,414,424
                         ------------  ------------  ------------  -----------  -----------  -----------
VARIABLE ANNUITY ACTIV-
 ITIES:
 Purchase payments
  under variable
  annuity contracts....     7,610,868     2,547,820     7,716,325    5,446,648    2,314,525      568,384
 Surrender benefits....    (2,415,269)   (2,132,204)   (6,856,237)  (5,623,602)  (1,678,052)    (995,989)
 Net transfers.........    (5,087,882)   (1,838,084)   (5,990,576)  (3,202,517)  (2,254,703)    (572,409)
 Death benefits........      (135,215)      (11,530)     (105,136)    (186,731)    (153,472)    (125,564)
 Contract administra-
  tion charges.........       (33,369)      (35,262)     (104,241)    (111,047)     (17,455)     (17,899)
 Deferred sales
  charges..............       (34,353)      (45,719)     (118,248)    (101,767)     (21,783)     (25,359)
 Annuity benefits......      (137,094)     (144,799)      (86,906)     (54,068)     (37,834)     (16,821)
                         ------------  ------------  ------------  -----------  -----------  -----------
Net increase (decrease)
 in net assets result-
 ing from variable an-
 nuity activities......      (232,314)   (1,659,778)   (5,545,019)  (3,833,084)  (1,848,774)  (1,185,657)
                         ------------  ------------  ------------  -----------  -----------  -----------
  Total increase (de-
   crease) in net as-
   sets................     3,592,796     2,466,146     5,634,034    9,588,113    1,941,899    3,228,767
NET ASSETS:
 Beginning of period...    31,108,041    28,641,895    64,919,823   55,331,710   21,798,090   18,569,323
                         ------------  ------------  ------------  -----------  -----------  -----------
 END OF PERIOD.........  $ 34,700,837  $ 31,108,041  $ 70,553,857  $64,919,823  $23,739,989  $21,798,090
                         ============  ============  ============  ===========  ===========  ===========

-----------------------
(a) For the period from May 1, 1995 (date funds became available for investment to contract owners) to December 31, 1995.
+ Investment in Penn Series Funds, Inc.
++ Investment in Newberger & Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Growth
    Portfolio changed to Capital Appreciation Portfolio as of May 1, 1997). ++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY-ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995 (CONT'D.)

                                                                                              SMALL
                             VALUE EQUITY FUND+          FLEXIBLY MANAGED FUND+        CAPITALIZATION FUND+
                         ----------------------------  ----------------------------  -------------------------
                             1996           1995           1996           1995           1996        1995(A)
                         -------------  -------------  -------------  -------------  ------------  -----------
OPERATIONS:
 Net investment income
  (loss)...............  $      37,335  $     324,750  $   5,954,124  $   3,814,084  $    (16,097) $     6,784
 Net realized gain
  (loss) from invest-
  ment transactions....      6,215,984      5,429,564     11,881,295      7,278,972       291,765       31,190
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments..........     20,554,315     20,695,460     16,655,730     22,379,827       511,160       (6,377)
                         -------------  -------------  -------------  -------------  ------------  -----------
Net increase in net
 assets resulting from
 operations............     26,807,634     26,449,774     34,491,149     33,472,883       786,828       31,597
                         -------------  -------------  -------------  -------------  ------------  -----------
VARIABLE ANNUITY ACTIV-
 ITIES:
 Purchase payments un-
  der variable annuity
  contracts............     35,030,873      8,872,997     64,098,837     28,450,036     6,357,984      560,354
 Surrender benefits....     (8,798,687)    (5,589,166)   (15,678,381)   (10,136,231)     (209,690)     (15,648)
 Net transfers.........     (6,534,934)     5,501,620    (11,363,445)    12,950,139      (698,991)     961,830
 Death benefits........       (294,674)      (618,712)      (802,242)      (906,304)            0          (85)
 Contract administra-
  tion charges.........       (116,868)       (96,737)      (259,447)      (220,042)       (3,494)        (328)
 Deferred sales
  charges..............       (104,693)      (102,162)      (230,482)      (190,920)       (2,503)          (5)
 Annuity benefits......       (327,102)      (182,722)      (899,490)      (418,286)       (7,754)           0
                         -------------  -------------  -------------  -------------  ------------  -----------
Net increase (decrease)
 in net assets result-
 ing from variable an-
 nuity activities......     18,853,915      7,785,118     34,865,350     29,528,392     5,435,552    1,506,118
                         -------------  -------------  -------------  -------------  ------------  -----------
  Total increase (de-
   crease) in net as-
   sets................     45,661,549     34,234,892     69,356,499     63,001,275     6,222,380    1,537,715
NET ASSETS:
 Beginning of period...    105,592,576     71,357,684    212,023,817    149,022,542     1,537,715            0
                         -------------  -------------  -------------  -------------  ------------  -----------
 END OF PERIOD.........  $ 151,254,125  $ 105,592,576  $ 281,380,316  $ 212,023,817  $  7,760,095  $ 1,537,715
                         =============  =============  =============  =============  ============  ===========
                              LIMITED MATURITY                   CAPITAL                  EQUITY INCOME
                              BOND PORTFOLIO++          APPRECIATION PORTFOLIO+++         PORTFOLIO++++
                         ----------------------------  ----------------------------  -------------------------
                             1996           1995           1996           1995           1996        1995(A)
                         -------------  -------------  -------------  -------------  ------------  -----------
OPERATIONS:
 Net investment income
  (loss)...............  $     380,829  $     193,971  $    (387,639) $    (302,687) $   (264,392) $    29,393
 Net realized gain
  (loss) from invest-
  ment transactions....         12,163          9,224      3,392,106         16,768       440,936          651
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments..........       (235,270)       221,946     (4,797,632)     6,268,045     2,674,214      414,169
                         -------------  -------------  -------------  -------------  ------------  -----------
Net increase in net
 assets resulting from
 operations............        157,722        425,141     (1,793,165)     5,982,126     2,850,758      444,213
                         -------------  -------------  -------------  -------------  ------------  -----------
VARIABLE ANNUITY ACTIV-
 ITIES:
 Purchase payments un-
  der variable annuity
  contracts............      1,719,265        611,343      9,581,789      4,678,063    26,675,848    2,349,355
 Surrender benefits....       (188,216)    (1,263,358)    (1,543,486)    (1,740,845)     (499,331)     (19,798)
 Net transfers.........     (1,309,181)       670,831     (7,344,134)     2,162,323    (2,196,161)   4,164,428
 Death benefits........        (26,031)       (16,238)       (98,132)       (98,451)      (24,282)         (86)
 Contract administra-
  tion charges.........         (3,677)        (3,886)       (35,108)       (28,544)      (14,190)        (865)
 Deferred sales
  charges..............         (3,176)        (7,582)       (35,717)       (44,419)      (11,243)         (45)
 Annuity benefits......        (38,247)       (27,852)       (65,668)       (30,932)     (104,124)      (3,214)
                         -------------  -------------  -------------  -------------  ------------  -----------
Net increase (decrease)
 in net assets result-
 ing from variable an-
 nuity activities......        150,737        (36,742)       459,544      4,897,195    23,826,517    6,489,775
                         -------------  -------------  -------------  -------------  ------------  -----------
  Total increase (de-
   crease) in net as-
   sets................        308,459        388,399     (1,333,621)    10,879,321    26,677,275    6,933,988
NET ASSETS:
 Beginning of period...      4,894,321      4,505,922     30,333,759     19,454,438     6,933,988            0
                         -------------  -------------  -------------  -------------  ------------  -----------
 END OF PERIOD.........  $   5,202,780  $   4,894,321  $  29,000,138  $  30,333,759  $ 33,611,263  $ 6,933,988
                         =============  =============  =============  =============  ============  ===========

-------
(a) For the period from May 1, 1995 (date funds became available for investment to contract owners) to December 31, 1995.
+ Investment in Penn Series Funds, Inc.
++ Investment in Newberger & Berman Advisers Management Trust.
+++ Investment in American Century Variable Portfolios, Inc. (TCI Growth Port-
    folio changed to Capital Appreciation Portfolio as of May 1, 1997).
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



   INTERNATIONAL EQUITY FUND+                        BALANCED PORTFOLIO++
----------------------------------              --------------------------------------------
    1996                 1995                       1996                      1995
-------------        -------------              ------------              ------------
$   2,196,202        $     539,966              $    192,678              $     45,888
    2,208,497             (181,261)                2,481,947                    81,462
    4,008,191            4,887,624                (1,619,401)                2,774,061
-------------        -------------              ------------              ------------
    8,412,890            5,246,329                 1,055,224                 2,901,411
-------------        -------------              ------------              ------------
   16,887,411            6,138,208                 5,405,171                 2,746,683
   (2,870,226)          (2,835,474)               (1,105,007)                 (528,250)
   (4,015,394)          (5,032,885)               (3,239,725)                  928,069
     (173,872)             (65,950)                  (67,321)                 (121,242)
      (65,435)             (60,126)                  (20,861)                  (17,685)
      (59,387)             (65,303)                  (21,260)                  (13,775)
     (178,697)             (86,198)                 (101,428)                  (60,583)
-------------        -------------              ------------              ------------
    9,524,400           (2,007,728)                  849,569                 2,933,217
-------------        -------------              ------------              ------------
   17,937,290            3,238,601                 1,904,793                 5,834,628
   48,910,180           45,671,579                18,335,804                12,501,176
-------------        -------------              ------------              ------------
$  66,847,470        $  48,910,180              $ 20,240,597              $ 18,335,804
=============        =============              ============              ============

             GROWTH                                          ASSET MANAGER
         PORTFOLIO++++                                       PORTFOLIO++++
----------------------------------                  ------------------------------------------------
    1996                 1995(A)                       1996                        1995(A)
------------           -----------                  -----------                  -----------
$   (284,183)          $   (26,504)                 $    25,333                  $    (5,235)
     764,927                   709                       56,944                         (111)
   2,293,958               (11,518)                     355,516                       74,814
------------           -----------                  -----------                  -----------
   2,774,702               (37,313)                     437,793                       69,468
------------           -----------                  -----------                  -----------
  30,085,364             2,816,988                    3,746,593                      575,082
    (859,014)              (94,193)                     (97,802)                      (4,419)
  (3,748,070)            5,857,679                     (546,577)                     668,608
        (908)                  (90)                           0                          (85)
     (20,135)               (1,167)                      (2,748)                        (359)
     (22,973)                 (737)                      (1,873)                           0
     (56,653)               (5,993)                      (5,702)                        (175)
------------           -----------                  -----------                  -----------
  25,377,611             8,572,487                    3,091,891                    1,238,652
------------           -----------                  -----------                  -----------
  28,152,313             8,535,174                    3,529,684                    1,308,120
   8,535,174                     0                    1,308,120                            0
------------           -----------                  -----------                  -----------
$ 36,687,487           $ 8,535,174                  $ 4,837,804                  $ 1,308,120
============           ===========                  ===========                  ===========


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1996
--------------------------------------------------------------------------------
NOTE 1.

  The significant accounting policies of Penn Mutual Variable Annuity Account III (Account III) are as follows:

  GENERAL - Account III was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Penn Mutual has structured Account III as a unit investment trust registered under the Investment Company Act of 1940. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1996 and the reported amounts from operations and contract transactions during 1996 and 1995. Actual results could differ from those estimates.

  INVESTMENTS - Assets of Account III are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity Funds and Small Capitalization Funds; Neuberger and

--------------------------------------------------------------------------------
NOTE 2.

  For the years ended December 31, 1996 and 1995, share transactions of Account III were as follows:

                                                                                  HIGH YIELD
                             MONEY MARKET FUND+       QUALITY BOND FUND+          BOND FUND+
                          -------------------------  ----------------------  ----------------------
                              1996         1995         1996        1995        1996        1995
                          ------------  -----------  ----------  ----------  ----------  ----------
Shares purchased........    17,593,852   12,453,799     330,924     352,662     484,617     296,961
Shares received from re-
 investment of:
  Net investment income.     1,023,642      820,099     197,030     192,405     284,084     319,782
  Capital gains distri-
   bution...............             0            0           0           0           0           0
                          ------------  -----------  ----------  ----------  ----------  ----------
Total shares acquired...    18,617,494   13,273,898     527,954     545,067     768,701     616,743
Shares redeemed.........   (15,436,953)  (8,418,094)   (738,839)   (427,974)  (559,349)    (537,976)
                          ------------  -----------  ----------  ----------  ----------  ----------
Net increase (decrease)
 in shares owned........     3,180,541    4,855,804    (210,885)    117,093     209,352      78,767
Shares owned beginning
 of period..............    19,158,448   14,302,644   3,372,559   3,255,466   3,686,442   3,607,675
                          ------------  -----------  ----------  ----------  ----------  ----------
Shares owned end of pe-
 riod...................    22,338,989   19,158,448   3,161,674   3,372,559   3,895,794   3,686,442
                          ============  ===========  ==========  ==========  ==========  ==========
Cost of shares acquired.  $ 18,617,494  $13,273,898  $5,361,098  $5,531,251  $6,874,436  $5,272,237
                          ============  ===========  ==========  ==========  ==========  ==========
Proceeds from shares re-
 deemed.................  $ 15,436,953  $ 8,418,094  $7,605,105  $4,256,372  $4,982,181  $4,611,481
                          ============  ===========  ==========  ==========  ==========  ==========
                               INTERNATIONAL           LIMITED MATURITY
                                EQUITY FUND+           BOND PORTFOLIO++      BALANCED PORTFOLIO++
                          -------------------------  ----------------------  ----------------------
                              1996         1995         1996        1995        1996        1995
                          ------------  -----------  ----------  ----------  ----------  ----------
Shares purchased........       715,483      321,422      96,495     128,705     215,796     226,636
Shares received from re-
 investment of:
  Net investment income.       141,191       76,567      33,269      18,582      29,112      16,504
  Capital gains distri-
   bution...............       188,087            0           0           0     161,893       5,305
                          ------------  -----------  ----------  ----------  ----------  ----------
Total shares acquired...     1,044,761      397,989     129,764     147,287     406,801     248,445
Shares redeemed.........     (141,812)     (528,180)    (92,124)   (135,944)   (181,758)    (63,375)
                          ------------  -----------  ----------  ----------  ----------  ----------
Net increase (decrease)
 in shares owned........       902,949     (130,191)     37,640      11,343     225,043     185,070
Shares owned beginning
 of period..............     3,380,708    3,510,899     332,780     321,437   1,046,742     861,672
                          ------------  -----------  ----------  ----------  ----------  ----------
Shares owned end of pe-
 riod...................     4,283,657    3,380,708     370,420     332,780   1,271,785   1,046,742
                          ============  ===========  ==========  ==========  ==========  ==========
Cost of shares acquired.  $ 16,162,996  $ 5,475,849  $1,802,687  $2,108,317  $6,351,229  $4,080,178
                          ============  ===========  ==========  ==========  ==========  ==========
Proceeds from shares re-
 deemed.................  $  2,226,649  $ 6,940,160  $1,270,338  $1,950,836  $2,835,387  $1,021,029
                          ============  ===========  ==========  ==========  ==========  ==========

The cost of net redemptions is determined on a last-in, first-out basis.
-------
(a) For the period May 1, 1995 (date funds became available for investment to contractholders) to December 31, 1995.
+ Investment in Penn Series Funds, Inc.
++ Investment in Neuberger & Berman Advisers Management Trust.
+++ Investment in American Century Variable Portfolios, Inc. (TCI Growth Port-
    folio changed to Capital Appreciation Portfolio as of May 1, 1997).
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II.
--------------------------------------------------------------------------------
NOTE 3.

Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily at an annual rate of 1.25% of the average value of Account
III. As reimbursement for expenses incurred in administering the contract, Penn Mutual receives $30 per year from each annuity contract prior to the contract's date of maturity. The $30 charge is waived on certain contracts.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NOTE 1., CONT'D.


  Berman Advisers Management Trust (AMT): Limited Maturity Bond and Balanced Portfolios; American Century Variable Portfolios, Inc. (American Century):
  Capital Appreciation Portfolio; and Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, and Asset Manager Portfolios. Penn Series, AMT, American Century, and Fidelity are open-end diversified investment companies. The shares are carried at market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

  FEDERAL INCOME TAXES - Penn Mutual is taxed under federal law as a life insurance company. Account III is part of the Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account III.


----------------------------------------------------------------------------------------------------------
                                                                                           SMALL
                                                                                      CAPITALIZATION
    GROWTH EQUITY FUND+         VALUE EQUITY FUND+     FLEXIBILITY MANAGED FUND+           FUND+
----------------------------  -----------------------  --------------------------------------------------
    1996           1995          1996         1995         1996          1995         1996      1995(A)
-------------  -------------  -----------  ----------  ------------  ------------------------  ----------
      169,060        165,899    1,164,470     706,599     2,076,707     1,909,325     485,158     138,561
       19,719         17,339       86,079      91,497       485,607       353,198       3,365       1,082
      437,770        571,396      321,429     332,378       633,475       417,253      23,236       2,844
-------------  -------------  -----------  ----------  ------------  ------------  ----------  ----------
      626,549        754,634    1,571,978   1,130,474     3,195,789     2,679,776     511,759     142,487
     (567,813)      (456,843)    (227,840)   (275,894)     (363,469)     (304,008)    (32,572)     (2,160)
-------------  -------------  -----------  ----------  ------------  ------------  ----------  ----------
       58,736        297,791    1,344,138     854,580     2,832,320     2,375,768     479,187     140,327
    4,336,590      4,038,799    6,487,151   5,632,571    12,187,362     9,811,594     140,327           0
-------------  -------------  -----------  ----------  ------------  ------------  ----------  ----------
    4,395,326      4,336,590    7,831,289   6,487,151    15,019,682    12,187,362     619,514     140,327
=============  =============  ===========  ==========  ============  ============  ==========  ==========
$  13,550,324  $  15,244,644  $29,281,270  $9,472,800  $ 59,505,713  $ 45,850,893  $6,110,211  $1,567,584
=============  =============  ===========  ==========  ============  ============  ==========  ==========
$  12,259,901  $   9,537,239  $ 4,151,661  $4,688,111  $  6,762,719  $  5,227,508  $  397,931  $   23,250
=============  =============  ===========  ==========  ============  ============  ==========  ==========
          CAPITAL                     EQUITY                                               ASSET
 APPRECIATION PORTFOLIO+++     INCOME PORTFOLIO++++      GROWTH PORTFOLIO++++      MANAGER PORTFOLIO++++
----------------------------  -----------------------  --------------------------------------------------
    1996           1995          1996       1995(A)        1996        1995(A)        1996      1995(A)
-------------  -------------  -----------  ----------  ------------  ------------------------  ----------
      412,781        544,314    1,248,554     362,089       879,192       294,937     220,911      83,857
            0          2,462          819       2,757         1,098             0       4,421           0
      326,246              0       23,487           0        27,718             0       3,646           0
-------------  -------------  -----------  ----------  ------------  ------------  ----------  ----------
      739,027        546,776    1,272,860     364,846       908,008       294,937     228,978      83,857
     (420,995)      (143,709)     (34,010)     (4,949)      (21,860)       (2,591)    (25,995)       (998)
-------------  -------------  -----------  ----------  ------------  ------------  ----------  ----------
      318,032        403,067    1,238,850     359,897       886,148       292,346     202,983      82,859
    2,515,701      2,112,634      359,897           0       292,346             0      82,859           0
-------------  -------------  -----------  ----------  ------------  ------------  ----------  ----------
    2,833,733      2,515,701    1,598,747     359,897     1,178,494       292,346     285,842      82,859
=============  =============  ===========  ==========  ============  ============  ==========  ==========
$   8,096,102  $   6,094,633  $24,711,104  $6,606,484  $ 26,546,059  $  8,622,762  $3,580,092  $1,248,666
=============  =============  ===========  ==========  ============  ============  ==========  ==========
$   4,525,040  $   1,497,448  $   696,843  $   86,095  $    673,136  $     75,436  $  406,541  $   15,032
=============  =============  ===========  ==========  ============  ============  ==========  ==========

-------------------------------------------------------------------------------
NOTE 3. CONT'D.

  If a policy is surrendered within the first 11 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract documents for special charges assessed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES OF
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA

We have audited the accompanying statutory statements of financial condition of The Penn Mutual Life Insurance Company as of December 31, 1996 and 1995, and the related statutory statements of operations, surplus and cash flows for the three years in the period ended December 31, 1996. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania
(SAP), which practices differ from generally accepted accounting principles
(GAAP). The effects on the financial statements of the variances between SAP and GAAP are described in Note 1 to the financial statements.

In our report dated January 26, 1996, we expressed our opinion that the 1995 and 1994 financial statements, prepared using SAP, presented fairly, in all material respects, the financial position of The Penn Mutual Life Insurance Company as of December 31, 1995, and the results of its operations, and its cash flows for the two years then ended in conformity with GAAP. As described in Note 1 to the financial statements, financial statements of mutual life insurance enterprises issued or reissued after 1996, which are prepared in accordance with SAP, are no longer considered to be presented in conformity with GAAP. Accordingly, our present opinion on the 1995 and 1994 financial statements as presented herein is different from that expressed in our previous report.

In our opinion, because of the effects of the matter discussed in the second preceding paragraph, the financial statements referred to above do not present fairly, in conformity with GAAP, the financial position of The Penn Mutual Life Insurance Company as of December 31, 1996 and 1995, or the results of its operations or its cash flows for the three years in the period ended December 31, 1996.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial condition of The Penn Mutual Life Insurance Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for the three years in the period ended December 31, 1996, on the basis of accounting described in Note 1.

As discussed in Note 2 to the financial statements, during 1995, the Company changed its accounting method for certain components of the federal income tax expense. Also as discussed in Note 2, in 1996 and 1995, the Company changed the reserve valuation basis for disability income and certain annuity contracts, respectively.

Coopers & Lybrand L.L.P

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 28, 1997

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY
STATEMENTS OF FINANCIAL CONDITION

DECEMBER 31,                                                  1996       1995
--------------------------------------------------------------------------------
(in thousands of dollars)
ASSETS
Bonds....................................................  $4,541,972 $3,695,516
Stocks
 Preferred...............................................      13,042     15,049
 Common--affiliated......................................     205,574    171,193
--unaffiliated...........................................         160      8,182
Mortgage loans...........................................     117,046    960,692
Real estate..............................................      99,575    138,329
Policy loans.............................................     409,344    422,865
Cash and short-term investments..........................      14,532     75,962
Other invested assets....................................      76,500     59,561
                                                           ---------- ----------
 TOTAL CASH AND INVESTED ASSETS..........................   5,477,745  5,547,349
Investment income due and accrued........................      83,573     94,350
Premiums due and deferred................................      25,297     26,926
Other assets.............................................      36,479     41,082
Separate account assets..................................   1,225,038    911,683
                                                           ---------- ----------
 TOTAL ASSETS............................................  $6,848,132 $6,621,390
                                                           ========== ==========
LIABILITIES
Reserves and funds for payment of future life and annuity
 benefits................................................  $4,948,254 $5,064,298
Dividends to policyholders payable in the following year.      69,445     72,653
Policy claims in process.................................      25,626     27,241
Interest maintenance reserve.............................      18,716     36,084
Asset valuation reserve..................................      77,408     83,157
Other liabilities........................................     103,871     77,063
Separate account liabilities.............................   1,225,038    905,960
                                                           ---------- ----------
 TOTAL LIABILITIES.......................................   6,468,358  6,266,456
                                                           ---------- ----------
SURPLUS
Special surplus funds....................................       1,629      1,576
Unassigned surplus.......................................     378,145    353,358
                                                           ---------- ----------
 TOTAL...................................................     379,774    354,934
                                                           ---------- ----------
  TOTAL LIABILITIES AND SURPLUS..........................  $6,848,132 $6,621,390
                                                           ========== ==========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31,                 1996        1995        1994
---------------------------------------------------------------------------------
(in thousands of dollars)
INCOME
Premium and annuity considerations..........  $  641,183  $  710,442  $  771,547
Net investment income.......................     455,278     456,108     446,354
Other income................................       3,340      (5,632)     10,497
                                              ----------  ----------  ----------
 TOTAL INCOME...............................   1,099,801   1,160,918   1,228,398
                                              ----------  ----------  ----------
BENEFITS AND EXPENSES
Benefits paid to policyholders and benefi-
 ciaries....................................     816,583     859,798     766,598
Increase (decrease) in reserves and funds
 for payment of future life and annuity
 benefits...................................    (135,705)    (50,775)     54,380
Commissions.................................      37,487      38,044      45,579
Operating expenses..........................     110,194     116,673     124,920
Net transfers to separate accounts..........     125,532      86,944     128,773
                                              ----------  ----------  ----------
 TOTAL BENEFITS AND EXPENSES................     954,091   1,050,684   1,120,250
                                              ----------  ----------  ----------
 INCOME FROM OPERATIONS BEFORE DIVIDENDS AND
  FEDERAL INCOME TAXES......................     145,710     110,234     108,148
Dividends to policyholders..................      65,996      70,057      69,098
                                              ----------  ----------  ----------
 INCOME FROM OPERATIONS BEFORE FEDERAL IN-
  COME TAXES................................      79,714      40,177      39,050
Federal income tax expense (benefit)........      13,073     (52,442)        197
                                              ----------  ----------  ----------
 INCOME FROM OPERATIONS.....................      66,641      92,619      38,853
Net realized capital losses, net of taxes...      40,736      91,890      37,399
                                              ----------  ----------  ----------
 NET INCOME.................................      25,905         729       1,454
SURPLUS
Change in asset valuation reserve...........       5,749      28,728      29,060
Change in net unrealized capital gains and
 losses.....................................       5,433       2,395      (3,376)
Changes in accounting methods, net of taxes.     (14,773)      7,984          --
Other.......................................       2,526        (223)      8,618
                                              ----------  ----------  ----------
 TOTAL CONTRIBUTION TO SURPLUS..............      24,840      39,613      35,756
 Surplus, Beginning of Year.................     354,934     315,321     279,565
                                              ----------  ----------  ----------
 SURPLUS, END OF YEAR.......................  $  379,774  $  354,934  $  315,321
                                              ==========  ==========  ==========


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY
STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                 1996        1995        1994
---------------------------------------------------------------------------------
(in thousands of dollars)
CASH PROVIDED
Net cash from operations:
 Premium and annuity considerations.......... $  642,997  $  708,301  $  767,017
 Net investment income.......................    429,532     439,508     420,917
 Other income................................     76,756      (2,511)     15,704
                                              ----------  ----------  ----------
                                               1,149,285   1,145,298   1,203,638
 Benefits to policyholders...................    816,297     871,983     750,019
 Commissions.................................     37,456      38,139      45,540
 Operating expenses and taxes................    107,115     152,907      96,050
 Net transfers to separate accounts..........    165,495      86,944     129,858
 Dividends to policyholders..................     69,204      69,804      70,246
 Net decrease in policy loans................    (12,884)    (15,202)    (22,361)
                                              ----------  ----------  ----------
  NET CASH FROM OPERATIONS...................    (33,398)    (59,277)    134,286
                                              ----------  ----------  ----------
Investments sold, matured or repaid:
 Bonds.......................................  1,079,993   1,410,126   1,038,593
 Stocks......................................     27,131      95,347     197,503
 Mortgage loans..............................    819,237     102,394      45,255
 Real estate and other invested assets.......     36,968      10,837      12,701
                                              ----------  ----------  ----------
  Total investments sold, matured or repaid..  1,963,329   1,618,704   1,294,052
Taxes on realized investment gains...........     (3,694)      3,253     (17,722)
Other cash provided..........................      5,852       4,275      10,035
                                              ----------  ----------  ----------
                                               1,965,487   1,626,232   1,286,365
                                              ----------  ----------  ----------
  TOTAL CASH PROVIDED........................  1,932,089   1,566,955   1,420,651
                                              ----------  ----------  ----------
CASH APPLIED
Cost of investments acquired:
 Bonds.......................................  1,916,791   1,357,008   1,218,880
 Stocks......................................     15,035      26,114     131,248
 Mortgage loans..............................     38,768     100,466      71,427
 Real estate and other invested assets.......     17,456       8,970      14,909
                                              ----------  ----------  ----------
  Total cost of investments acquired.........  1,988,050   1,492,558   1,436,464
Other cash applied...........................      5,469       6,231      24,452
                                              ----------  ----------  ----------
  TOTAL CASH APPLIED.........................  1,993,519   1,498,789   1,460,916
                                              ----------  ----------  ----------
Net change in cash and short-term invest-
 ments.......................................    (61,430)     68,166     (40,265)
Cash and short-term investments:
 Beginning of year...........................     75,962       7,796      48,061
                                              ----------  ----------  ----------
 END OF YEAR................................. $   14,532  $   75,962  $    7,796
                                              ==========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995
(IN THOUSANDS OF DOLLARS)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

NATURE OF OPERATIONS

The Penn Mutual Life Insurance Company (the "Company"), is a mutual life insurance company which concentrates primarily in the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, yearly renewable term, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company sells its products in all fifty states and the District of Columbia.

BASIS OF PRESENTATION

The financial statements of the Company have been prepared in conformity with accounting principles prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania (SAP). Prescribed SAP include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted SAP encompass all accounting practices that are not prescribed. These principles were considered to be in conformity with generally accepted accounting principles (GAAP) prior to the issuance of Financial Accounting Standards Board Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and other Enterprises," (FIN No. 40) and Statement of Financial Accounting Standards (SFAS) No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts". Effective for fiscal years beginning after December 15, 1995, in accordance with FIN No. 40, the financial statements of mutual life insurance companies which are prepared on the basis of SAP can no longer be described as prepared in conformity GAAP. Therefore, as required by generally accepted auditing standards, the opinion expressed by our independent accountants on the 1995 and 1994 financial statements is different from that expressed in their previous report.

In financial statements prepared in conformity with SAP, the accounting treatment of certain items is different than for financial statements issued in conformity with GAAP. Significant differences include:

 . Policy acquisition costs, such as commissions and other costs incurred in connection with acquiring new and renewal business, are expensed when incurred; under GAAP, such costs are deferred and amortized over the expected premium paying period.

 . Premiums for universal life and investment-type products are recognized as revenue when due; under GAAP, they are accounted for as deposits and excluded from revenue.

 . Policy reserves are based on statutory mortality and interest requirements and without consideration of withdrawals and are reported net of reinsurance reserve credits; under GAAP, the reserves are based on expected investment yield, mortality and withdrawals and are reported gross of reinsurance reserve credits. Changes in reserves on account of change in valuation basis during the year are charged directly to surplus rather than reflected in the net gain from operations, as is the case under GAAP.

 . No provision is made for deferred income taxes; under GAAP, deferred taxes result from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements.

 . An asset valuation reserve (AVR) is established as a liability to offset potential investment losses and changes in the AVR are charged or credited to surplus; under GAAP, reserves are established for invested assets based on evaluation of impairment and are recorded through realized gains/(losses).

 . An interest maintenance reserve (IMR) is established as a liability to capture gains and losses, net of tax, on the sale of fixed maturities resulting from changes in the general level of interest rates; no such reserve is required under GAAP.

 . Investments in bonds and preferred stocks are generally carried at amortized cost; under GAAP, investments in bonds and preferred stocks, other than those classified as held to maturity, are carried at fair value.

 . Certain assets, designated as nonadmitted, are excluded from assets by a direct charge to surplus; under GAAP, such assets are carried on the statement of financial condition with appropriate valuation allowances.

-------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

 . Pension expense for the qualified noncontributory pension plan (Plan) is recognized when pension contributions are deductible for federal income tax purposes, rather than incurred over the service lives of employees participating in the Plan, as is the case under GAAP.

 . Postretirement benefits are recognized for vested employees and current retirees, rather than accruing an obligation over the service period for all eligible employees, as is the case under GAAP.

 . In accordance with Pennsylvania Insurance Laws and Regulations, the Company's subsidiaries are not consolidated for statutory filing purposes; under GAAP, majority-owned subsidiaries are consolidated.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

VALUATION OF INVESTMENTS

Bonds and stocks are carried in the accompanying Statements of Financial Condition at values prescribed by the NAIC. In general, bonds are stated at amortized cost, preferred stocks at cost and unaffiliated common stocks at market value. The Company's subsidiaries are carried on the equity basis with the net income from subsidiaries recorded in net investment income. Real estate is carried at cost less encumbrances and accumulated depreciation. Real estate acquired through foreclosure is recorded at the lower of cost or market value at the time of foreclosure. Real estate is depreciated using the straight-line method. Mortgage loans are carried at the unpaid principal amount, less any unamortized discount. Policy loans are stated at the unpaid principal balance less amounts unsecured by cash surrender and dividend accumulation values. Cash and short-term investments include cash on deposit and securities purchased with a maturity date of less than one year. Short-term investments are valued at cost, which approximates market. Other invested assets include joint venture real estate partnerships, which are valued on the equity basis, and venture capital limited partnerships, which are carried at market value. Certain assets which are considered to be non-admitted for statutory purposes have been excluded from the Statement of Financial Condition by a direct charge to surplus.

Financial instruments utilized to hedge the Company's assets are recorded using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in the Statements of Operations over the remaining life of the hedged securities. Changes in the market value of financial futures contracts used as hedges against market fluctuations of equity securities are reported as unrealized gains or losses. They are recognized as realized gains or losses when the hedged securities are sold.

Statutory accounting principles require insurance companies to hold an Asset Valuation Reserve (AVR) and an Interest Maintenance Reserve (IMR). The purpose of the AVR is to maintain consistent and prescribed valuation reserves for invested assets. Changes in the AVR are recorded directly to surplus. The purpose of the IMR is to defer recognition of realized gains and losses which result from interest rate movements and to amortize these gains and losses into income over the original expected life of the investment sold. Amortization of gains and losses included in the IMR are reflected as a component of net investment income.

Realized gains and losses are determined on the specific identification method and presented in the Statements of Operations net of taxes and excluding net gains and losses transferred to the IMR. Unrealized gains and losses are accounted for as direct increases or decreases to surplus.

RESERVES AND FUNDS FOR THE PAYMENT OF FUTURE LIFE AND ANNUITY BENEFITS

Reserves and funds for the payment of future life and annuity benefits are developed using actuarial methods based on statutory mortality and interest requirements. Reserves for life insurance are computed principally on the net level, modified preliminary term or CRVM methods using the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Tables and assumed interest rates ranging from 2.25% to 4.5%. Reserves for annuity contracts are based principally on the 1949, 1971 and 1983 Individual Annuity Mortality Tables for individual annuities and the 1971 and 1983 Group Annuity Mortality Tables for group annuities and assumed interest rates ranging from 2.25% to 13.25%. Policy claims in process include provisions for payments to be made on reported claims and claims incurred but not reported. Any adjustments

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)
that are made to the reserve balances are reflected in the Statements of Operations in the year in which such adjustments are made, with the exception of changes in valuation bases which are accounted for as a charge or credit to surplus.

REVENUE AND RELATED EXPENSE RECOGNITION

Premiums are recognized as income over the premium payment period of the related policies. Annuity considerations are recognized as income as they are received. Premium and annuity considerations are recorded net of reinsurance premiums. Benefits are reported net of the amounts received from reinsurers. Commissions and other expenses related to the acquisition of new policies are charged to operations as incurred.

FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its insurance and non-insurance subsidiaries. Each subsidiary's tax liability or refund is accrued on a separate company basis. The Company reimburses subsidiaries for losses utilized in the consolidated return based on inter-company tax allocation agreements. In accordance with statutory accounting practices, no deferred taxes are provided for temporary differences between pre-tax accounting income and taxable income.

POLICYHOLDER DIVIDENDS

All insurance policies are participating. A liability for the dividends to be paid or credited to policyholders during the following calendar year is established at each year end. The amount of dividends to be paid is approved annually by the Board of Trustees.

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

RECLASSIFICATIONS

Certain 1995 and 1994 amounts have been reclassified to conform with the 1996 presentation.

NOTE 2 - ACCOUNTING CHANGES:

During 1996, the Company changed its valuation basis for disability income and certain other contracts. The increase in reserves of $14,773, net of taxes, was taken as a direct charge to surplus.

The sections of the Internal Revenue Code (IRC) applicable to mutual life insurance companies require that mutual, but not stock, life insurance companies include the Differential Earnings Amount (DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a rate that represents the difference between stock and mutual companies' earnings rates. Under the IRC, the enacted DEA rate for the current year is an Internal Revenue Service (IRS) estimate and is recomputed in the following year to reflect the actual industry results.

Prior to 1995, the Company recorded its federal income tax expense for the DEA based on the enacted IRS rates for the current year along with any adjustment to the DEA related to the recomputation of the prior year's estimate. The portion of the Company's federal income tax expense associated with the DEA was recorded directly to surplus.

In 1995, the Company changed its method of accounting for the DEA to record the tax based on management's best estimate of the final DEA rates. The impact of this accounting change resulted in a $16,723 direct charge to surplus in 1995. In addition, in 1995 the Company began recording the portion of its federal income tax expense associated with the DEA in the Statement of Operations.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

During 1995, the Company changed the reserve valuation bases for certain of its annuity products. These changes resulted in the release of $24,707 of policyholder reserves and a corresponding credit directly to surplus.

NOTE 3 - INVESTMENTS:

DEBT SECURITIES

The following summarizes the statement value and estimated fair value of the Company's investment in debt securities, including redeemable preferred stocks, as of December 31, 1996 and 1995.

                                                  DECEMBER 31, 1996
                                     -------------------------------------------
                                                  GROSS      GROSS    ESTIMATED
                                     STATEMENT  UNREALIZED UNREALIZED    FAIR
                                       VALUE      GAINS      LOSSES     VALUE
                                     ---------- ---------- ---------- ----------
United States Government...........  $   15,541  $    549   $    --   $   16,090
Other governmental units...........      34,451     1,601        --       36,052
Public utility.....................     415,874    28,379     2,020      442,233
Industrial and other...............   2,102,134   100,466     8,138    2,194,462
Mortgage and other asset-backed se-
 curities..........................   1,973,972    24,969    15,587    1,983,354
                                     ----------  --------   -------   ----------
                                      4,541,972   155,964    25,745    4,672,191
Redeemable preferred stocks........       3,575        --       266        3,309
                                     ----------  --------   -------   ----------
 TOTAL.............................  $4,545,547  $155,964   $26,011   $4,675,500
                                     ==========  ========   =======   ==========

                                                  DECEMBER 31, 1995
                                     -------------------------------------------
                                                  GROSS      GROSS    ESTIMATED
                                     STATEMENT  UNREALIZED UNREALIZED    FAIR
                                       VALUE      GAINS      LOSSES     VALUE
                                     ---------- ---------- ---------- ----------
United States Government...........  $   63,477  $  1,875   $    --   $   65,352
Other governmental units...........     103,090     2,893        --      105,983
Public utility.....................     509,120    51,946       347      560,719
Industrial and other...............   2,184,414   197,075    13,208    2,368,281
Mortgage and other asset-backed se-
 curities..........................     835,415    32,504     3,951      863,968
                                     ----------  --------   -------   ----------
                                      3,695,516   286,293    17,506    3,964,303
Redeemable preferred stocks........       3,964       --        237        3,727
                                     ----------  --------   -------   ----------
 TOTAL.............................  $3,699,480  $286,293   $17,743   $3,968,030
                                     ==========  ========   =======   ==========

The following summarizes the statement value and estimated fair value of debt securities as of December 31, 1996 by contractual maturity.

                                                                     ESTIMATED
                                                          STATEMENT     FAIR
                                                            VALUE      VALUE
                                                          ---------- ----------
Maturity:
 Within one year......................................... $  211,786 $  211,591
 After one year through five years.......................    621,748    631,662
 After five years through ten years......................    296,615    307,622
 After ten years through twenty years....................    435,475    478,638
 After twenty years......................................  1,002,376  1,059,324
 Mortgage and other asset-backed securities..............  1,973,972  1,983,354
                                                          ---------- ----------
                                                           4,541,972  4,672,191
Redeemable preferred stocks..............................      3,575      3,309
                                                          ---------- ----------
 TOTAL................................................... $4,545,547 $4,675,500
                                                          ========== ==========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities consist of commercial and residential mortgage pass-through holdings and securities backed by credit card receivables, auto loans and home equity and manufactured housing loans. These securities follow a structured principal repayment schedule and are of high credit quality. These securities are rated investment grade, other than $60,547 in commercial mortgage-backed securities retained from the securitization of the Company's commercial mortgage loan portfolio. The mortgage and other asset-backed securities portfolio is presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of this portfolio is 7.6 years.

During 1996, 1995 and 1994, proceeds from dispositions of investments in debt securities amounted to $1,079,993, $1,410,126, and $1,038,593, respectively. The gross gains realized on those dispositions were $13,794, $57,295 and $5,876, and the gross losses realized on those dispositions were $6,535, $10,069 and $27,348 during 1996, 1995 and 1994, respectively. Total net realized losses, net of taxes, transferred to the IMR in 1996 were $16,208. Total net realized gains, net of taxes, transferred to the IMR in 1995 were $32,211. Total net realized losses, net of taxes, transferred to the IMR, in 1994 were $14,089. Amortization of the IMR included in net investment income amounted to $1,160, $1,482 and $1,056 in 1996, 1995 and 1994, respectively.

The Company's investment portfolio of debt securities is comprised predominantly of investment grade securities. As of December 31, 1996 and 1995, debt securities totaling $168,313 and $100,013, respectively, were classified by the NAIC as less than investment grade. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1996 and 1995.

MORTGAGE LOANS

On August 29, 1996, the Company securitized the majority of its mortgage loan portfolio, by transferring mortgage loans with a principal value of $715,712 and a book value of $715,121 to a trust which qualifies as a REMIC (Real Estate Mortgage Investment Conduit) under the Internal Revenue Code. The trust issued sixteen classes of Commercial Mortgage Pass-Through Certificates with a total par value of $715,912. The certificates evidence the entire beneficial ownership interest in the trust. The cash flow from the mortgages will be used to repay the certificates over an average life of 4.28 years. The actual date on which the principal amount of the notes may be paid in full could be substantially earlier or later based on performance of the mortgages. The cash flows of the assets of the trust will be the sole source of payments on the notes. The Company has not guaranteed these certificates or the mortgage loans held by the trust. As a result of this transaction, the Company recognized a loss of $23,029 upon the transfer of the mortgages to the trust, representing the difference between the fair market value of the certificates and the book value of the mortgage loans transferred to the trust. This loss was deferred through the Interest Maintenance Reserve (IMR), net of related taxes, and will be amortized into income over the remaining life of the mortgages sold.

Included in the Company's bond portfolio are the highest quality classes of certificates with a par value of $655,055 and a fair market value of $672,643 at the time of the securitization, which the Company retained. The Company sold the lowest rated classes of certificates with a par value of $60,857 and a fair market value of $22,752.

The mortgage loans which were not included in the securitization were retained by the Company and had a book value of $152,480 and an estimated fair value of $140,691 on the date of the securitization. Loans which the Company intends to dispose of within a period of 6 to 24 months were written down to their estimated net realizable value. These loans had a book value of $83,428 and an estimated net realizable value of $67,642, which resulted in a credit-related realized loss of $15,786. The Company intends to hold mortgage loans with a book value of $69,052 on the date of the securitization, through their remaining terms. The Company has discontinued the origination of commercial mortgage loans.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The following summarizes the statement value of mortgage loans, by property type and geographic concentration, as of December 31, 1996 and 1995.

                                                                 1996     1995
                                                               -------- --------
Property Type
Office buildings.............................................. $ 40,243 $296,976
Retail........................................................   39,090  230,902
Dwellings.....................................................   33,539  223,192
Other.........................................................    4,174  209,622
                                                               -------- --------
 Total........................................................ $117,046 $960,692
                                                               ======== ========
Geographic Concentration
Northeast..................................................... $ 43,552 $328,397
Midwest.......................................................   17,539  358,203
South.........................................................   20,715  132,382
West..........................................................   35,240  139,979
Canada........................................................       --    1,731
                                                               -------- --------
 Total........................................................ $117,046 $960,692
                                                               ======== ========

The Company's investments at December 31, 1996 included $12,983 of mortgage loans delinquent over 60 days and no mortgage loans which were non-income producing for the preceding twelve months as of December 31, 1996. The Company's investments at December 31, 1995 included $27,295 of mortgage loans delinquent over 60 days, including $8,033 of mortgage loans which were non-income producing for the preceding twelve months as of December 31, 1995. The mortgage loan portfolio includes $7,110 and $19,928 of restructured mortgage loans as of December 31, 1996 and 1995, respectively. Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, amortization, maturity date, or collateral have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced prior to or upon maturity at or above current market terms.

REAL ESTATE

As of December 31, 1996 and 1995, accumulated depreciation on real estate amounted to $32,592 and $43,069, respectively. Depreciation expense on real estate totaled $5,769, $10,019 and $8,445 for the years ended December 31, 1996, 1995 and 1994, respectively. The Company's investments include $14,330 and $27,944 of foreclosed real estate as of December 31, 1996 and 1995, respectively. The statement value of the Company's largest real estate investment amounted to $49,923 and $54,858 as of December 31, 1996 and 1995, respectively. During 1996, the Company wrote down the statement value of this property by $16,000 to its current estimated fair value based on changes in future valuation assumptions. During 1995, the Company wrote down the statement value of this property by $76,500 to its estimated fair value at that date. This write down reflected the Company's determination that the value of the property was permanently impaired due in part to the notification by the major tenant that it did not intend to exercise lease extension options. In addition, as of 1995, the Company no longer intended to hold this property as a long-term investment.

NOTE 4 - RESERVES AND FUNDS FOR PAYMENT OF FUTURE LIFE AND ANNUITY BENEFITS:

The following summarizes the withdrawal characteristics of the Company's reserve and deposit funds as of December 31, 1996.

                                                                    STATEMENT
                                                                      VALUE
                                                                   -----------
Total policyholders' reserves and funds, including separate ac-
 count liabilities................................................ $ 6,173,292
Amounts not subject to discretionary withdrawal...................  (1,207,000)
                                                                   -----------
 Amounts subject to discretionary withdrawal...................... $ 4,966,292
                                                                   ===========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

Of the total reserves and deposit funds which are subject to discretionary withdrawal, $1,958,656, which is net of applicable policy loans, may be withdrawn without the policyholder incurring surrender charges or market value adjustments to those funds.

NOTE 5 - FAIR VALUE OF FINANCIAL INSTRUMENTS AND OFF-BALANCE-SHEET RISK:

The following table summarizes the statement value and estimated fair value of the Company's financial instruments as of December 31, 1996 and 1995.

                                            1996                  1995
                                    --------------------- ---------------------
                                    STATEMENT  ESTIMATED  STATEMENT  ESTIMATED
                                      VALUE    FAIR VALUE   VALUE    FAIR VALUE
                                    ---------- ---------- ---------- ----------
FINANCIAL ASSETS:
Debt securities
 Bonds............................. $4,541,972 $4,672,192 $3,695,516 $3,964,303
 Redeemable preferred stocks.......      3,575      3,309      3,964      3,727
Equity securities
 Common stock--unaffiliated........        160        160      8,182      8,182
 Non-redeemable preferred stocks...      9,467     12,112     11,085     13,607
Mortgage loans
 Commercial........................    117,046    120,281    958,079  1,000,003
 Residential.......................         --         --      2,613      2,930
Policy loans.......................    409,344    387,562    422,865    405,721
Venture capital limited partner-
 ships.............................     37,792     37,792     30,325     30,325
Separate account assets............  1,225,038  1,225,038    911,683    911,683
FINANCIAL LIABILITIES:
Investment-type contracts
 Individual annuities..............  1,216,161  1,246,695 $1,248,138 $1,287,644
 Guaranteed investment contracts...    111,276    112,300    222,991    226,255
 Other group annuities.............    188,565    189,853    216,686    219,857
Dividends to policyholders payable
 in the following year.............     69,445     69,445     72,653     72,653
Separate account liabilities.......  1,225,038  1,225,038    905,960    905,960

The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investments, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of estimating fair value. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of estimating fair value. The statement values of cash and short-term investments and separate account assets approximate their fair values. The estimated fair value for venture capital limited partnerships is based on values determined by the partnerships' managing general partners. The resulting estimated fair values may not be indicative of the value negotiated in an actual sale.

The fair values of the Company's liabilities for individual annuities, guaranteed investment contracts and other group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement value for certain of the other group annuities, totaling $34,803 and $43,490 as of December 31, 1996 and 1995, respectively, approximates the fair value due

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)
to the nature of the contracts. The statement values of dividends to policyholders payable in the following year and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all of the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the duration of both assets and liabilities and anticipated cash flows of the Company's assets and liabilities.

To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company is party to financial instruments with off-balance-sheet risk. As of December 31, 1996 and 1995, the Company had interest rate swaps with aggregate notional amounts equal to $115,000, with average unexpired terms of 29 and 39 months, respectively. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. If the counterparty defaults, the Company is exposed only to the loss of the interest rate differential. If the positions were closed as of December 31, 1996 and 1995, the Company would have recognized gains of $7,605 and $12,880, respectively. The fair values for interest rate swaps and futures contracts are based on dealers' quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the creditworthiness of the counterparties, where appropriate.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral decreases in relation to the value of the loaned securities. The Company had no loaned securities outstanding as of December 31, 1996 and 1995.

NOTE 6 - BENEFIT PLANS:

The Company maintains both qualified and non-qualified defined benefit plans as well as qualified defined contribution plans covering substantially all of its employees and full-time agents. The total pension expense related to these plans, including amounts allocated to the Company's subsidiaries, amounted to $8,310, $8,848 and $7,757 in 1996, 1995 and 1994, respectively.

DEFINED BENEFIT PLANS

The Company's expense and funding policy for the qualified defined benefit plan is to contribute an amount between the minimum required contribution and the maximum deductible amount in accordance with the Internal Revenue Code. The benefits for the plan are based on years of service and the employee's compensation prior to termination of employment.

The following summarizes the accumulated plan benefits, calculated using the projected unit credit method and plan net assets for the Company's qualified defined benefit plan as of December 31, 1996 and 1995.

                                                                 1996    1995
                                                                ------- -------
Actuarial present value of accumulated plan benefits:
 Vested........................................................ $32,572 $29,744
 Non-vested....................................................     935     763
                                                                ------- -------
  TOTAL........................................................ $33,507 $30,507
                                                                ======= =======
Net assets available for plan benefits......................... $37,938 $34,067
                                                                ======= =======

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The actuarial present value of accumulated plan benefits was determined using a 7.5% and a 7.0% assumed discount rate for December 31, 1996 and 1995, respectively.

The Company also sponsors defined benefit plans for certain employees in excess of limits for qualified retirement plans. Pension assets are maintained in the Company's general account. As of December 31, 1996, the plans' total accumulated benefit obligation, determined in accordance with SFAS No. 87 and based on a 7.5% assumed discount rate amounted to $16,439. As of December 31, 1995, the plans' total accumulated benefit obligation, determined in accordance with SFAS No. 87 and based on an 7.0% assumed discount rate amounted to $17,609. The additional obligation for future salary increases was $1,899 and $2,539 as of December 31, 1996 and 1995, respectively.

DEFINED CONTRIBUTION PLANS

Defined contribution plan benefits are based on the participant's account balance. Designated contributions of up to 8% of each employee's annual compensation are eligible to be matched by the Company. As of December 31, 1996 and 1995, the estimated fair value of the defined contribution plans' assets was $134,778 and $126,378, respectively.

POSTRETIREMENT BENEFITS

The Company also provides certain health care and life insurance benefits (postretirement benefits) for retired employees. Substantially all employees become eligible for these benefits if they reach retirement age eligibility while working for the Company.

The Company accounts for the costs of postretirement benefits using an accrual method and is amortizing a transition obligation of $33,744 over 20 years. As of December 31, 1996 and 1995, the unamortized transition obligation was $26,996 and $28,683, respectively.

Postretirement benefit expense for the year ended December 31, 1996, 1995 and 1994 was $3,778, $4,426, and $4,346 respectively, which includes the expected cost of postretirement benefits for vested employees, interest cost, service cost, and amortization of the transition obligation and the unrecognized gains/(losses) on the obligation. The interest cost, service cost and amortization of the unrecognized gain on the obligation were $1,948, $590 and $447, respectively, for the year ended December 31, 1996. The interest cost and service cost were $2,471 and $268, respectively, for the year ended December 31, 1995. The interest cost and service cost were $2,366 and $293, respectively, for the year ended December 31, 1994. There was no unrecognized gain/(losses) on the obligation in 1995 and 1994. The Company made contributions to the plans of $2,107, $2,629 and $2,438 in 1996, 1995 and 1994, respectively, as claims were incurred.

As of December 31, 1996 and 1995, the unfunded postretirement benefit obligation for retirees and other fully eligible or vested plan participants was $25,960 and $36,150, respectively. For December 31, 1996 the discount rate used in determining the accumulated postretirement benefit obligation was 7.5%, and the health care cost trend rate was 8.5%, graded to 5% over 8 years. For December 31, 1995, the discount rate used in determining the accumulated postretirement benefit obligation was 7.0%, and the health care cost trend rate was 9.0%, graded to 5.0% over 9 years.

The health care cost trend rate assumption has a significant effect on the amount reported. To illustrate, increasing the assumed health care cost trend rate by one percentage point in each year would increase the postretirement benefit obligation as of January 1, 1996 by $1,833 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit cost for the year ended December 31, 1996 by $135.

NOTE 7 - FEDERAL INCOME TAXES:

The provision for federal income taxes is computed in accordance with the sections of the Internal Revenue Code applicable to mutual life insurance companies.

The taxable income reflected in the Company's federal tax return differs from statutory income as reflected in the accompanying Statements of Operations. Significant differences relate to the DEA, treatment of policy acquisition costs, differences in policy reserve valuation methods, and settled tax issues.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The IRS has examined the Company's income tax returns through the year 1990 and is currently examining years 1991 through 1994. Management believes that an adequate provision has been made for potential assessments.

In 1995, the Company settled various tax issues with the IRS, including an issue with the tax treatment of certain traditional life insurance policy updates. As a result of these settlements, the 1995 federal income tax expense was decreased in the Statement of Operations by approximately $57,000.

NOTE 8 - REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. The Company remains primarily liable as the direct insurer on all risks reinsured, and performs due diligence to ensure that amounts due from reinsurers are collectable. The table below includes the reinsurance amounts recorded in the accompanying financial statements, which are presented net of reinsurance activity.

                                                ASSUMED    CEDED TO
                                      GROSS    FROM OTHER   OTHER        NET
                                     AMOUNT    COMPANIES  COMPANIES    AMOUNT
                                   ----------- ---------- ---------- -----------
DECEMBER 31, 1996:
Life Insurance in-force..........  $26,822,820 $7,829,755 $5,517,369 $29,135,206
Premium and annuity considera-
 tions...........................      656,437     17,831     33,085     641,183
Reserves and funds for payment of
 future life and annuity bene-
 fits............................    5,942,388      3,945    320,167   5,626,166
DECEMBER 31, 1995:
Life Insurance in-force..........  $26,290,414 $7,668,076 $4,982,235 $28,976,255
Premium and annuity considera-
 tions...........................      724,188     19,762     33,508     710,442
Reserves and funds for payment of
 future life and annuity bene-
 fits............................    5,364,721      3,937    304,360   5,064,298

During 1994, the Company had gross premiums of $772,461, assumed premiums of $40,418 and ceded premiums of $41,332.

Under reinsurance agreements with The Penn Insurance and Annuity Company (PIA), a wholly-owned subsidiary, the Company has assumed and ceded certain risks. As a result of these reinsurance agreements with PIA, net life insurance in-force ceded to PIA totaled $327,897 and $342,694 as of December 31, 1996 and 1995, respectively. The Company reduced its reserves by $243,426 and $242,691 as of December 31, 1996 and 1995, respectively. Net premium and annuity considerations ceded to PIA were $11,620 and $11,056, which include an experience refund paid of $4,461 and $2,257 in 1996 and 1995, respectively. Net premium and annuity considerations assumed from PIA in 1994 were $10,069.

During 1995, PIA recaptured its single premium immediate annuity business which it had previously ceded entirely to the Company. The transaction resulted in the transfer of approximately $31,000 of invested assets and policyholder liabilities from the Company to PIA.

During 1995, the Company recaptured the portion of its disability income business that was previously reinsured under a quota share and excess reinsurance agreement with the Monarch Life Insurance Company ("Monarch"). As a result of this recapture, approximately $21,200 of cash and policyholder reserves were transferred to the Company from Monarch.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

NOTE 9 - RELATED PARTIES:

The following summarizes the statement value of the Company's unconsolidated subsidiaries and affiliates as of December 31, 1996 and 1995:

                                                                1996     1995
                                                              -------- --------
Independence Square Properties, Inc. ........................ $108,817 $ 88,607
PIA..........................................................   82,102   65,601
Other affiliates.............................................   14,655   16,985
                                                              -------- --------
 TOTAL....................................................... $205,574 $171,193
                                                              ======== ========

The Company's unconsolidated subsidiaries had combined assets of $1,545,888 and $1,373,745, and combined liabilities of $1,340,314 and $1,202,552 as of December 31, 1996 and 1995, respectively. The Company records earnings from these subsidiaries through investment income. The majority of the earnings of $37,981, $23,642 and $24,311 for the years ended December 31, 1996, 1995 and
1994, respectively, relate to broker/dealer subsidiaries.

As of December 31, 1996 and 1995, bonds include notes receivable from subsidiaries of $27,304 and $31,130, respectively. Investment income on notes receivable from subsidiaries amounted to $1,989, $3,118 and $2,527 for 1996, 1995 and 1994, respectively.

NOTE 10 - COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are respondents in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company has undertaken to its wholly-owned subsidiary, PIA, to provide sufficient financial support so that PIA will have adequate capital and surplus as required by applicable laws to meet its obligations to its policyholders under the terms of PIA's policies and contracts.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1996, the Company had outstanding commitments totaling $13,079 relating to these investment activities. The fair value of these commitments approximates the face amount.

As of December 31, 1996, unused lines of credit available to the Company amounted to $40,000.